SPINNAKER PLUS                                      File Nos. 33-69600/811-4716

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [ ]
                        Pre-Effective Amendment No.                    [ ]
                                                    ---
                       Post-Effective Amendment No.  5                 [X]
                                                    ---

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]
                              Amendment No.  23                        [X]
                                            ----

                        (Check appropriate box or boxes.)

                       SAFECO RESOURCE VARIABLE ACCOUNT B
                           (Exact Name of Registrant)

                          SAFECO Life Insurance Company
                               (Name of Depositor)

      15411 N.E. 51st Street, Redmond, Washington                    98052
  (Address of Depositor's Principal Executive Offices)             (Zip Code)

        Depositor's Telephone Number, including Area Code (206) 867-8000

                      Name and Address of Agent for Service
                               WILLIAM E. CRAWFORD
                             15411 N.E. 51st Street
                            Redmond, Washington 98052
                                 (206) 867-8257



Approximate date of Proposed Public Offering . . . . . . . . . . As Soon as
Practicable after Effective Date

It is proposed that this filing will become effective:

                immediately upon filing pursuant to paragraph (b) of Rule 485
        ---
         X      on May 1, 1997 pursuant to paragraph (b) of Rule 485
        ---
                60 days after filing pursuant to paragraph (a)(1) of Rule 485
        ---
                on (date) pursuant to paragraph (a)(1) of Rule 485
        ---
If appropriate, check the following:

        ____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has declared that it has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant filed a Rule 24f-2 Notice for the fiscal year ending December 31, 1996 on or about March 24, 1997.

                       SAFECO RESOURCE VARIABLE ACCOUNT B

                       REGISTRATION STATEMENT ON FORM N-4

                              CROSS REFERENCE SHEET

Item No.                                                                                Location
--------                                                                                --------

                                     PART A

Item 1.       Cover Page............................................................  Cover Page
Item 2.       Definitions...........................................................  Definitions
Item 3.       Synopsis or Highlights................................................  Expense Table;
                                                                                      Highlights
Item 4.       Condensed Financial Information.......................................  Schedule of
                                                                                      Accumulation
                                                                                      Unit Values &
                                                                                      Accumulation
                                                                                      Units Outstanding;
                                                                                      Performance
                                                                                      Information
Item 5.       General Description of Registrant,
              Depositor, and Portfolio Companies....................................  SAFECO; The
                                                                                      Separate Account;
                                                                                      SAFECO Resource
                                                                                      Series Trust;
                                                                                      Federated Insurance
                                                                                      Series;
                                                                                      Lexington  Emerging
                                                                                      Markets Fund, Inc.;
                                                                                      Lexington Natural
                                                                                      Resources Trust;
                                                                                      Scudder
                                                                                      Variable Life
                                                                                      Investment
                                                                                      Fund ; American
                                                                                      Century Variable
                                                                                      Portfolios, Inc.
Item 6.       Deductions and Expenses...............................................  Charges and
                                                                                      Deductions; Expense
                                                                                      Table
Item 7.       General Description of Variable
              Annuity Contracts.....................................................  Cover Page; Rights
                                                                                      under the Contract;
                                                                                      Purchasing a
                                                                                      Contract
Item 8.       Annuity Period........................................................  Annuity and Death
                                                                                      Benefit
                                                                                      Provisions
Item 9.       Distribution Requirements.............................................  Annuity and Death
                                                                                      Benefit
                                                                                      Provisions

Item 10.      Purchases and Contract Value..........................................  Purchasing a
                                                                                      Contract
Item 11.      Redemptions...........................................................  Withdrawals and
                                                                                      Transfers
Item 12.      Taxes.................................................................  Tax Status
Item 13.      Legal Proceedings.....................................................  Legal Proceedings
Item 14.      Table of Contents of the Statement of
              Additional Information................................................  Table of Contents
                                                                                      of the Statement of
                                                                                      Additional
                                                                                      Information

                                     PART B

Item 15.      Cover Page............................................................  Cover Page
Item 16.      Table of Contents.....................................................  Table of Contents
Item 17.      General Information and History.......................................  General
                                                                                      Information
Item 18.      Services..............................................................  Not Applicable
Item 19.      Purchase of Securities Being Offered..................................  Not Applicable
Item 20.      Underwriters..........................................................  General
                                                                                      Information/
                                                                                      Distributor
Item 21.      Calculation of Performance Data.......................................  Additional
                                                                                      Performance
                                                                                      Information
Item 22.      Annuity Payments......................................................  Annuity Provisions
Item 23.      Financial Statements..................................................  Financial
                                                                                      Statements


                                     PART C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                                     PART A
                                     ------

                                   PROSPECTUS

May 1, 1997                                        SAFECO LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                  INDIVIDUAL SINGLE PURCHASE PAYMENT DEFERRED
                           VARIABLE ANNUITY CONTRACTS
                                   issued by
                       SAFECO RESOURCE VARIABLE ACCOUNT B
                                      AND
                         SAFECO LIFE INSURANCE COMPANY

Home Office:                                                               Annuity Service Office:
  SAFECO Life Insurance Company                                            SAFECO Life Insurance Company
  Retirement Services Department                                           Retirement Services Department
  15411 N.E. 51st Street                                                   P.O. Box 34690
  Redmond, WA 98052                                                        Seattle, WA 98124-1690
  Telephone: 1-800-426-7649 Fax: 206-867-8793

The Individual Single Purchase Payment Deferred Variable Annuity Contracts (the Contracts) described in this Prospectus provide for accumulation of Contract Values and payment of monthly annuity payments on a fixed and variable basis. The Contracts are designed for use by individuals in conjunction with retirement plans on a Qualified or Non-Qualified basis. Some of the Portfolios listed below may not be immediately available in states that have not yet approved the corresponding Contract endorsements.

At the Owner's direction, Purchase Payments for the Contracts will be allocated to a segregated investment account of SAFECO Life Insurance Company (SAFECO) which has been designated SAFECO Resource Variable Account B (the Separate Account) or to SAFECO's Fixed Account. Under certain circumstances, however, Purchase Payments may initially be allocated to the SAFECO Resource Money Market Sub-Account of the Separate Account. (See "Highlights.") The Separate Account invests in shares of SAFECO Resource Series Trust (see "SAFECO Resource Series Trust"), Federated Insurance Series (see "Federated Insurance Series"), Lexington Emerging Markets Fund, Inc. (see "Lexington Emerging Markets Fund, Inc."), Lexington Natural Resources Trust (see "Lexington Natural Resources Trust"), Scudder Variable Life Investment Fund (see "Scudder Variable Life Investment Fund") and American Century Variable Portfolios, Inc. (see "American Century Variable Portfolios, Inc."). SAFECO Resource Series Trust currently consists of the SAFECO Resource Equity, Growth, Northwest, Bond, Money Market and Small Company Stock Portfolios. Federated Insurance Series consists of seven Portfolios, three of which are offered hereunder; the Federated High Income Bond Fund II ("Federated High Income Bond Portfolio"), the Federated International Equity Fund II ("Federated International Equity Portfolio") and the Federated Utility Fund II ("Federated Utility Portfolio"). Lexington Emerging Markets Fund, Inc. ("Lexington Emerging Markets Fund") and Lexington Natural Resources Trust each currently consist of only one Portfolio which are offered hereunder; the Lexington Emerging Markets Portfolio and the Lexington Natural Resources Portfolio, respectively. American Century Variable Portfolios, Inc. consists of four Portfolios, two of which are offered hereunder: the American Century VP Balanced Fund ("American Century VP Balanced Portfolio") and the American Century VP International Fund ("American Century VP International Portfolio"). Scudder Variable Life Investment Fund ("Scudder Fund") consists of five Portfolios, two of which are offered hereunder; the Scudder Balanced Portfolio and the Scudder International Portfolio. THE SCUDDER BALANCED PORTFOLIO AND SCUDDER INTERNATIONAL PORTFOLIO ARE AVAILABLE FOR CONTRACTS INVESTED IN THE RESPECTIVE PORTFOLIOS PRIOR TO MAY 1, 1997, AND REMAINING CONTINUOUSLY INVESTED IN SUCH PORTFOLIOS THEREAFTER. NEW SHARES OF SCUDDER BALANCED PORTFOLIO AND SCUDDER INTERNATIONAL PORTFOLIO ARE NOT AVAILABLE FOR CONTRACTS THAT HAVE NOT BEEN CONTINUOUSLY INVESTED IN THE RESPECTIVE PORTFOLIOS SINCE APRIL 30, 1997. See "Highlights" and "Tax Status -- Diversification" for a discussion of owner control of the underlying investments in a variable annuity contract.

This Prospectus concisely sets forth the information a prospective investor should know before investing. Additional information about the Contracts is contained in the Statement of Additional Information which is available at no charge. The Table of Contents of the Statement of Additional Information can be found on page 41 of this Prospectus. Some of the discussions contained in this Prospectus will refer to the more detailed description contained in the Statement of Additional Information which is incorporated by reference in this Prospectus. For the Statement of Additional Information, call 1-800-426-7649 or write to the Annuity Service Office address above.
--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SPINNAKER PLUS IS NOT INSURED BY THE FDIC. IT IS NOT A DEPOSIT OR OTHER OBLIGATION OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION THROUGH WHICH IT MAY BE SOLD. SPINNAKER PLUS IS SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THIS PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

This prospectus and the Statement of Additional Information are dated May 1, 1997.

INQUIRIES: Any inquiries should be made by telephone to the number listed on the cover page of the Prospectus or the representative from whom this Prospectus was obtained. All other questions should be directed to the annuity Service Office, 1-800-426-7649 listed on the cover page of this Prospectus.

                               TABLE OF CONTENTS

                                                                                        PAGE
                                                                                        ----
Definitions...........................................................................     5
Highlights............................................................................     6
Expense Table.........................................................................     8
Schedule of Accumulation Unit Values and Accumulation Units Outstanding...............    15
Financial Statements..................................................................    17
Performance Information...............................................................    17
     All Sub-Accounts (Other than SAFECO Resource Money Market Sub-Account)...........    17
     SAFECO Resource Money Market Sub-Account.........................................    17
     Rankings.........................................................................    18
SAFECO................................................................................    18
The Separate Account..................................................................    18
     SAFECO Resource Equity Sub-Account...............................................    19
     SAFECO Resource Growth Sub-Account...............................................    19
     SAFECO Resource Northwest Sub-Account............................................    19
     SAFECO Resource Bond Sub-Account.................................................    19
     SAFECO Resource Money Market Sub-Account.........................................    20
     SAFECO Resource Small Company Stock Sub-Account..................................    20
     Federated High Income Bond Sub-Account...........................................    20
     Federated International Equity Sub-Account.......................................    20
     Federated Utility Sub-Account....................................................    20
     Lexington Emerging Markets Sub-Account...........................................    21
     Lexington Natural Resources Sub-Account..........................................    21
     Scudder Balanced Sub-Account.....................................................    21
     Scudder International Sub-Account................................................    22
     American Century VP Balanced Sub-Account.........................................    22
     American Century VP International Sub-Account....................................    23
SAFECO Resource Series Trust..........................................................    23
Federated Insurance Series............................................................    23
Lexington Emerging Markets Fund, Inc..................................................    23
Lexington Natural Resources Trust.....................................................    23
Scudder Variable Life Investment Fund.................................................    24
American Century Variable Portfolios, Inc.............................................    24
Voting Rights.........................................................................    24
Substitution of Securities............................................................    24

                                                                                        PAGE
                                                                                        ----
Purchasing a Contract.................................................................    25
     Purchase Payments................................................................    25
     Allocation of Purchase Payments..................................................    25
     Accumulation Unit................................................................    25
     Principal Underwriter............................................................    26
Charges and Deductions................................................................    26
     Deduction for Premium and Other Taxes............................................    26
     Deduction for Mortality and Expense Risk Charge..................................    26
     Deduction for Contingent Deferred Sales Charge...................................    27
     Reduction or Elimination of the Contingent Deferred Sales Charge.................    27
     Deduction for Withdrawal Charge..................................................    28
     Deduction for Transfer Charge....................................................    28
     Other Expenses...................................................................    28
Rights Under the Contract.............................................................    28
     Owner, Annuitant and Beneficiary.................................................    28
     Misstatement of Age..............................................................    29
     Evidence of Survival.............................................................    29
     Contract Settlement..............................................................    29
     Substitute Payee.................................................................    29
     Assignment.......................................................................    29
     Modification of the Contracts....................................................    29
     Termination of Contract..........................................................    29
Annuity and Death Benefit Provisions..................................................    29
     Selection and Change of Settlement Options.......................................    29
     Payment of Benefits..............................................................    30
     Frequency and Amount of Annuity Payments.........................................    30
     Death of Owner Prior to Annuity Date.............................................    30
     Death of Annuitant...............................................................    31
     Death of Owner After Annuity Date................................................    31
     Settlement Options...............................................................    31
     Mortality and Expense Guarantee..................................................    32
Withdrawals and Transfers.............................................................    32
     Withdrawals......................................................................    32
     Transfers........................................................................    33
       Transfers by Written Request...................................................    33
       Transfers by Telephone.........................................................    33
     Suspension of Payments or Transfers..............................................    34
Other Services........................................................................    34
     The Programs.....................................................................    34
     Dollar Cost Averaging Program....................................................    35
     Automatic Transfer Program.......................................................    35
     Appreciation or Interest Sweep Program...........................................    35
     Sub-Account Rebalancing Program (also Portfolio Rebalancing Program).............    36
     Systematic Investment Program....................................................    36
     Periodic Withdrawal Program......................................................    36

                                                                                        PAGE
                                                                                        ----
Tax Status............................................................................    37
     General..........................................................................    37
     Diversification..................................................................    37
     Multiple Contracts...............................................................    38
     Tax Treatment of Assignments.....................................................    38
     Income Tax Withholding...........................................................    38
     Tax Treatment of Withdrawals -- Non-Qualified Contracts..........................    39
     Qualified Plans..................................................................    39
     Tax Treatment of Withdrawals -- Qualified Contracts..............................    40
     Tax-Sheltered Annuities -- Withdrawal Limitations................................    41
     Contracts Owned by Other than Natural Persons....................................    41
Legal Proceedings.....................................................................    41
Table of Contents of the Statement of Additional Information..........................    41

                                  DEFINITIONS

ACCUMULATION UNIT - An accounting unit of measure used to calculate the value of a Sub-Account prior to the Annuity Date.

ANNUITANT - The natural person on whose life Annuity payments are payable. The Contract will not be issued if the Annuitant is 76 years of age or older on the Contract Date.

ANNUITY - Any series of payments starting on the Annuity Date.

ANNUITY DATE - The date selected by the Owner for commencing Annuity payments under the Contract. The day of the month on which the payments will be made will be determined by SAFECO. The Annuity Date cannot be later than the date the Annuitant attains age 85.

ANNUITY UNIT - An accounting unit of measure used to calculate Annuity payments after the Annuity Date.

BENEFICIARY - The person or persons entitled to receive benefits under the Contract upon the death of the Owner.

CONTRACT ANNIVERSARY - Any anniversary of the Contract Date.

CONTRACT DATE - The earlier of the date on which the initial Purchase Payment is allocated to the Separate Account or the Fixed Account.

CONTRACT VALUE - The sum of the Owner's interest in the Sub-Accounts of the Separate Account and the Fixed Account.

CONTRACT YEAR - The twelve month period which commences on the Contract Date and each succeeding twelve month period thereafter.

ELIGIBLE INVESTMENT(s) - An investment entity in which a Sub-Account invests as an underlying investment of the Contract.

FIXED ACCOUNT - SAFECO's General Account, referred to in the Contract as the "Fixed Account," consists of the total Purchase Payments received by SAFECO under a fixed annuity rider to the Contract and not previously withdrawn, plus interest on each such Purchase Payment, less any applicable charges and deductions. Purchase Payments allocated to the Fixed Account will become part of the general corporate fund of SAFECO to be so used and invested consistent with state insurance laws and will not be segregated from SAFECO's other assets.

FUNDS - The funding vehicles for the Separate Account, other than the Trust:
Certain portfolios of Federated Insurance Series; Lexington Emerging Markets Fund, Inc.; Lexington Natural Resources Trust; Scudder Variable Life Investment Fund and American Century Variable Portfolios, Inc.

NET PURCHASE PAYMENT - Purchase Payment less premium taxes.

NON-QUALIFIED CONTRACTS - Contracts issued under Non-Qualified Plans which do not receive favorable tax treatment under Sections 403(b), 408 or 457 of the Internal Revenue Code.

OWNER - The person(s) or entity named in the Application who/which has all rights under the Contract. Joint Owners are allowed only if the joint Owners are spouses. Each joint Owner shall have equal ownership rights and must jointly exercise those rights. On the date the Application is signed, the Owner must not be older than age 75 (if joint Owners, neither may be older than 75).

PORTFOLIO - A segment of an Eligible Investment which constitutes a separate and distinct class of shares.

PURCHASE PAYMENTS - Payments made to purchase Accumulation Units or which are allocated to the Fixed Account.

QUALIFIED CONTRACTS - Contracts issued under Qualified Plans which receive favorable tax treatment under Sections 403(b), 408 or 457 of the Internal Revenue Code.

SAFECO - SAFECO Life Insurance Company at its Annuity Service Office shown on the cover page of this Prospectus.

SEPARATE ACCOUNT - A separate investment account of SAFECO, designated as SAFECO Resource Variable Account B, into which Purchase Payments or Contract Values may be allocated. The Separate Account is divided into Sub-Accounts.

TRUST - SAFECO Resource Series Trust, one of the Eligible Investments for the Separate Account.

VALUATION DATE - Each day that the New York Stock Exchange is open for business, which is Monday through Friday, except for New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

VALUATION PERIOD - The period commencing at the close of business on each Valuation Date and ending at the close of business for the next succeeding Valuation Date.

WITHDRAWAL - Any payment, including Contract charges and deductions, from the Contracts.

                                   HIGHLIGHTS

The Contracts described in this Prospectus provide for accumulation of Contract Values and payment of monthly annuity payments on a fixed and variable basis.

At the Owner's direction, Purchase Payments for the Contracts are allocated to a segregated investment account of SAFECO, which account has been designated SAFECO Resource Variable Account B, or to the Fixed Account. (See
"Definitions -- Fixed Account.") Under certain circumstances, however, Purchase Payments may initially be allocated to the SAFECO Resource Money Market Sub-Account of the Separate Account (see below). The assets of the Separate Account are the property of SAFECO and obligations arising under the Contracts are SAFECO's general corporate obligations.

The Separate Account is divided into Sub-Accounts, with the assets of each Sub-Account invested in one Portfolio of the Trust or the Funds. The Trust and the Funds are open-end management investment companies. There are currently six Portfolios available to the Separate Account under the Trust: the SAFECO Resource Equity, Growth, Northwest, Bond, Money Market and Small Company Stock Portfolios. There are currently three Portfolios available to the Separate Account under the Federated Insurance Series: the Federated High Income Bond Portfolio, the Federated International Equity Portfolio and the Federated Utility Portfolio. The Lexington Emerging Markets Portfolio is currently the only Portfolio of the Emerging Markets Fund available to the Separate Account. The Lexington Natural Resources Portfolio is currently the only Portfolio of the Lexington Natural Resources Trust available to the Separate Account. There are currently two Portfolios available to the Separate Account under the Scudder
Fund: the Scudder Balanced Portfolio and the Scudder International Portfolio. THE SCUDDER BALANCED PORTFOLIO AND SCUDDER INTERNATIONAL PORTFOLIO ARE AVAILABLE FOR CONTRACTS INVESTED IN THE RESPECTIVE PORTFOLIOS PRIOR TO MAY 1, 1997, AND REMAINING CONTINUOUSLY INVESTED IN SUCH PORTFOLIOS THEREAFTER. NEW SHARES OF SCUDDER BALANCED PORTFOLIO AND SCUDDER INTERNATIONAL PORTFOLIO ARE NOT AVAILABLE FOR CONTRACTS THAT HAVE NOT BEEN CONTINUOUSLY INVESTED IN THE RESPECTIVE PORTFOLIOS SINCE APRIL 30, 1997. There are currently two Portfolios available to the Separate Account under the American Century Variable Portfolios, Inc.: the American Century VP Balanced Portfolio and the American Century VP International Portfolio. Each Portfolio of the Trust and the Funds has different investment objectives. Owners bear the investment risk for all amounts allocated to the Separate Account. For more information on the Trust and each of the Funds and their respective Portfolios, please see "SAFECO Resource Series Trust," "Federated Insurance Series," "Lexington Emerging Markets Fund, Inc." "Lexington Natural Resources Trust," "Scudder Variable Life Investment Fund," "American Century Variable Portfolios, Inc." and the Prospectuses for the Trust and the Funds which accompany and should be read with this Prospectus.

Within ten (10) days of the date of receipt of the Contract by the Owner, or a longer period as may be required by the state of issuance, it may be returned by delivering or mailing it to SAFECO at its Annuity Service Office or to the agent through whom it was purchased. When the Contract is received by SAFECO, it will be voided as if it had never been in force and SAFECO will refund the Contract Value (which may be more or less than the Purchase Payments) computed at the end of the Valuation Period during which the Contract is received by SAFECO. However, in states where required and in the case of Contracts purchased pursuant to an Individual Retirement Annuity, SAFECO will refund the Purchase Payments rather than the Contract Value. Initial Purchase Payments are allocated to the appropriate Sub-Account(s) in accordance with the election made by the Owner in the Application. SAFECO reserves the right, however, to allocate all initial Purchase Payments to the SAFECO Resource Money Market Sub-Account until the expiration of fifteen (15) days from the date the first Purchase Payment is received (except for any Purchase Payment to be allocated to the Fixed Account as elected by the Owner). If SAFECO chooses to automatically allocate Purchase Payments to the SAFECO Resource Money Market Sub-Account, SAFECO will refund the greater of Purchase Payments or the Contract Value. Upon the expiration of the fifteen day period, the Sub-Account Value of the SAFECO Resource Money Market Sub-Account will be allocated to the appropriate Sub-Account(s) in accordance with the election made by the Owner in the Application. Various charges and deductions from Purchase Payments and the Separate Account are described below.

A Contingent Deferred Sales Charge (sales load) may be deducted in the event of a Withdrawal of all or a portion of the Contract Value. The Contingent Deferred Sales Charge is imposed on Withdrawals made in the first eight (8) Contract Years and is assessed as a percentage of the amount withdrawn. The maximum Contingent Deferred Sales Charge is 8% of the amount withdrawn. An Owner may make Withdrawals in any Contract Year of up to 10% of the Contract Value free from the Contingent Deferred Sales Charge. There are certain other additional instances (for example, like that described in the preceding paragraph) in which this Charge is not applied. (See "Charges and Deductions -- Deduction for Contingent Deferred Sales Charge.") SAFECO deducts a Withdrawal Charge which is equal to the lesser of $25 or 2% of the amount withdrawn for each Withdrawal after the first in any Contract Year. (See "Charges and Deductions -- Deduction for Withdrawal Charge.")

There is a deduction made for the Mortality and Expense Risk Charge computed on a daily basis which is equal, on an annual basis, to 1.25% of the average daily net asset value of the Separate Account. This Charge compensates SAFECO for assuming the mortality and expense risks under the Contracts. (See "Charges and Deductions -- Deduction for Mortality and Expense Risk Charge.")

Under certain circumstances, a Transfer Charge may be assessed when an Owner transfers Contract Values from one Sub-Account to another Sub-Account or to or from the Fixed Account. (See "Charges and Deductions -- Deduction for Transfer Charge.")

Premium taxes or other taxes payable to a state or other governmental entity will be charged against the Contract Values with respect to Non-Qualified Contracts. SAFECO reserves the right to deduct these taxes from Contract Values with respect to Qualified Contracts. (See "Charges and Deductions -- Deduction for Premium and Other Taxes.")

There are deductions from and expenses paid out of the assets of the Trust and the Funds. See the accompanying Trust and Funds Prospectuses.

There is a ten percent (10%) federal income tax penalty applied to the income portion of any premature distribution from Non-Qualified Contracts. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended (the "Code")); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982. For federal income tax purposes, withdrawals are deemed to be on a last-in, first-out basis. Separate tax withdrawal penalties and restrictions apply to Qualified Contracts. (See "Tax Status -- Tax Treatment of Withdrawals -- Qualified Contracts.") For a further discussion of the taxation of the Contracts see "Tax Status."

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) are limited to circumstances only when the Owner attains age 59 1/2, separates from service, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code) or in the case of hardship. Withdrawals for hardship are restricted to the portion of the Owner's Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989, and apply only to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or transfers between certain Qualified Plans. Tax penalties may also apply. (See "Tax
Status -- Tax Treatment of Withdrawals -- Qualified Contracts.") Owners should consult their own tax counsel or other tax adviser regarding any distributions. (See "Tax Status -- Tax-Sheltered Annuities -- Withdrawal Limitations.")

The Treasury Department has indicated that guidelines may be forthcoming under which a variable annuity contract will not be treated as an annuity contract for tax purposes if the owner of the contract has excessive control over the investments underlying the contract. The issuance of such guidelines may require SAFECO to impose limitations on an Owner's right to control the investment. It is not known whether any such guidelines would have a retroactive effect (See "Tax Status -- Diversification").

Because of certain exemptive and exclusionary provisions, interests in the Fixed Account are not registered under the Securities Act of 1933 and the Fixed Account is not registered as an investment company under the Investment Company Act of 1940, as amended. Accordingly, neither the Fixed Account nor any interests therein are subject to the provisions of these Acts, and SAFECO has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in the Prospectus relating to the Fixed Account. Disclosures regarding the Fixed Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

                                 EXPENSE TABLE

                       SAFECO RESOURCE VARIABLE ACCOUNT B

The non-SAFECO Fund information in this Expense Table set forth below with respect to the Portfolios was provided to the Separate Account by the Portfolios and such information was not independently verified by the Separate Account.

CONTRACT OWNER TRANSACTION EXPENSES:

DEFERRED SALES LOAD:       Contingent Deferred Sales Charge (as a percentage of
                           amount withdrawn)*:
                           This charge applies to Withdrawals in any Contract
                           Year which exceed 10% of the Owner's Contract Value:

            Contract Year 1                   8% of amount withdrawn
            Contract Year 2                   7% of amount withdrawn
            Contract Year 3                   6% of amount withdrawn
            Contract Year 4                   5% of amount withdrawn
            Contract Year 5                   4% of amount withdrawn
            Contract Year 6                   3% of amount withdrawn
            Contract Year 7                   2% of amount withdrawn
            Contract Year 8                   1% of amount withdrawn
            After Contract Year 8             0% of amount withdrawn

* While the Contingent Deferred Sales Charge assesses a percentage of the amount withdrawn according to the stated schedule, total Contingent Deferred Sales Charges collected by SAFECO will not exceed 8.5% of the Purchase Payments made under the Contract.

WITHDRAWAL CHARGE:      Equal to the lesser of $25 or 2% of the amount withdrawn
                        for each Withdrawal after the first in any Contract
                        Year. Not deducted where the Owner is participating in the Systematic Withdrawal program or is exercising a Settlement Option.

TRANSFER CHARGE:        First 12 Transfers in a Contract Year are free.
                        Thereafter, SAFECO reserves the right to assess a Transfer Charge which will be equal to the lesser of $10 or 2% of the amount transferred. The charge is not imposed under the Programs, subject to certain requirements. (See "The Programs".)

SEPARATE ACCOUNT ANNUAL EXPENSES:
(AS A PERCENTAGE OF AVERAGE ACCOUNT VALUE)

  Mortality and Expense Risk Fees                                           1.25%
                                                                           ------

  Total Separate Account Annual Expenses                                    1.25%
                                                                           ------

SAFECO RESOURCE SERIES TRUST ANNUAL EXPENSES:
(AS A PERCENTAGE OF AVERAGE NET ASSETS)

  Management Fees
     SAFECO Resource Equity Portfolio                                        .70%
     SAFECO Resource Growth Portfolio                                        .72%
     SAFECO Resource Northwest Portfolio                                     .70%
     SAFECO Resource Bond Portfolio                                          .73%
     SAFECO Resource Money Market Portfolio                                  .62%
     SAFECO Resource Small Company Stock Portfolio                           .85%

  Other Expenses
     SAFECO Resource Equity Portfolio                                        .02%
     SAFECO Resource Growth Portfolio                                        .07%
     SAFECO Resource Northwest Portfolio*                                    .00%
     SAFECO Resource Bond Portfolio*                                         .00%
     SAFECO Resource Money Market Portfolio*                                 .00%
     SAFECO Resource Small Company Stock Portfolio*                          .10%

  Total Trust Annual Expenses (After Reimbursement, if applicable)
     SAFECO Resource Equity Portfolio                                        .72%
     SAFECO Resource Growth Portfolio                                        .79%
     SAFECO Resource Northwest Portfolio                                     .70%
     SAFECO Resource Bond Portfolio                                          .73%
     SAFECO Resource Money Market Portfolio                                  .62%
     SAFECO Resource Small Company Stock Portfolio                           .95%

FEDERATED INSURANCE SERIES ANNUAL EXPENSES:
(AS A PERCENTAGE OF AVERAGE NET ASSETS)

  Management Fees
     Federated High Income Bond Portfolio                                    .00%
     Federated International Equity Portfolio                                .00%
     Federated Utility Portfolio                                             .24%

  Other Expenses**
     Federated High Income Bond Portfolio                                    .80%
     Federated International Equity Portfolio                               1.25%
     Federated Utility Portfolio                                             .61%

  Total Fund Annual Expenses** (After Reimbursement, if applicable)
     Federated High Income Bond Portfolio                                    .80%
     Federated International Equity Portfolio                               1.25%
     Federated Utility Portfolio                                             .85%

LEXINGTON EMERGING MARKETS FUND, INC. ANNUAL EXPENSES:
(AS A PERCENTAGE OF AVERAGE NET ASSETS)

  Management Fees                                                            .85%
  Other Expenses***                                                          .79%
  Total Fund Annual Expenses*** (After Reimbursement, if applicable)        1.64%

LEXINGTON NATURAL RESOURCES TRUST ANNUAL EXPENSES:
(AS A PERCENTAGE OF AVERAGE NET ASSETS)

  Management Fees                                                           1.00%
  Other Expenses****                                                         .42%
  Total Fund Annual Expenses**** (After Reimbursement, if applicable)       1.42%

SCUDDER VARIABLE LIFE INVESTMENT FUND ANNUAL EXPENSES:
(AS A PERCENTAGE OF AVERAGE NET ASSETS)

  Management Fees
     Scudder Balanced Portfolio                                             .475%
     Scudder International Portfolio                                        .863%

  Other Expenses*****
     Scudder Balanced Portfolio                                             .125%
     Scudder International Portfolio                                        .187%

  Total Fund Annual Expenses***** (After Reimbursement, if applicable)
     Scudder Balanced Portfolio                                              .60%
     Scudder International Portfolio                                        1.05%

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. ANNUAL EXPENSES:
(AS A PERCENTAGE OF AVERAGE NET ASSETS)

  Management Fees
     American Century VP Balanced Portfolio                         1.00%
     American Century VP International Portfolio                    1.50%

  Other Expenses
     American Century VP Balanced Portfolio                         0.00%
     American Century VP International Portfolio                    0.00%

  Total Fund Annual Expenses (After Reimbursement, if applicable)
     American Century VP Balanced Portfolio                         1.00%
     American Century VP International Portfolio                    1.50%

* SAFECO pays all Other Expenses of the Northwest, Bond and Money Market Portfolios until a Portfolio's assets reach $20 million. Once a Portfolio's assets exceed $20 million, the Other Expenses of the Portfolio will be paid by such Portfolio.

       During the year ended December 31, 1996, SAFECO paid for or reimbursed all of the Other Expenses of the Northwest, Bond and Money Market Portfolios. Expenses before such reimbursement as a percentage of net assets were as follows:

            SAFECO Resource Northwest Portfolio                     1.11%
            SAFECO Resource Bond Portfolio                           .87%
            SAFECO Resource Money Market Portfolio                   .90%

      The amounts shown for the Small Company Portfolio are estimated expenses based on the maximum management fee and estimated Other Expenses. SAFECO Asset Management Company (SAM) will pay all Other Expenses of the Small Company Portfolio in excess of .10% of the Portfolio's average annual net assets until such time as the Portfolio's net assets exceed $20 million. Once the Portfolio's net assets exceed $20 million, all of the Other Expenses will be paid by the Portfolio. For the fiscal year ending December 31, 1997, the estimated Other Expenses for the Small Company Portfolio are expected to total .35%.

** SAFECO has entered into a Participation Agreement with the Federated Insurance Series in connection with the Separate Account's investment in the shares of the Federated Insurance Series. Other Participating Insurance Companies have entered into similar Participation Agreements with the Federated Insurance Series. For the one year ended December 31, 1996, the adviser voluntarily waived or reimbursed expenses, as follows:
      Federated High Income Bond Fund II $322,073, absent reimbursement $557,490; Federated Utility Fund II $412,159, absent reimbursement $660,217; Federated International Equity Fund II $134,034, absent reimbursement $459,841.

*** SAFECO has entered into a Participation Agreement with the Lexington Emerging Markets Fund in connection with the Separate Account's investment in the shares of the Lexington Emerging Markets Fund. Other Participating Insurance Companies have entered into similar Participation Agreements with the Lexington Emerging Markets Fund. For the period May 1, 1996 through April 30, 1997, the adviser voluntarily limited management and operating expenses to a maximum of 1.75%. Beginning May 1, 1997, the adviser will no longer reimburse the Fund to the extent that management and operating expenses exceed 1.75%. For the one year ended December 31, 1996, the adviser voluntarily waived or reimbursed expenses as follows:
      Lexington Emerging Markets Fund $101,886, absent reimbursement $384,200.

**** SAFECO has entered into a Participation Agreement with the Lexington Natural Resources Trust in connection with the Separate Account's investment in the shares of the Lexington Natural Resources Trust. Other Participating Insurance Companies have entered into similar Participation Agreements with the Lexington Natural Resources Trust.

***** SAFECO has entered into a Participation Agreement with the Scudder Fund in connection with the Separate Account's investment in the shares of the Scudder Fund. Other insurance companies (together, with SAFECO, collectively referred to herein as "Participating Insurance Companies") have entered into similar Participation Agreements with the Scudder Fund. For a period of five years from the date of execution of a Participation Agreement with the Scudder Fund, and from year to year thereafter if agreed to by the Participating Insurance Company and the Scudder Fund, each Participating Insurance Company (including SAFECO) has agreed to reimburse the Scudder Fund to the extent that annual operating expenses of the Scudder Balanced Portfolio of the Scudder Fund exceed 0.75% of such Portfolio's average annual net assets and to the extent that the annual operating expenses of the Scudder International Portfolio of the Scudder Fund exceed 1.50% of such Portfolio's average annual net assets. Under these arrangements, no reimbursement of expenses of either of these Portfolios was required of SAFECO for the year ended December 31, 1996.

Examples for SAFECO Resource Equity Sub-Account         Year 1     Year 3     Year 5     Year 10
------------------------------------------------------  ------     ------     ------     -------
Assuming a 5% return on assets, you would pay the
following expenses on a $1,000 investment:
Assuming withdrawal at end of period..................   $ 94       $121       $148       $ 230
Assuming annuitization at end of period...............   $ 20       $ 62       $106       $ 230
Assuming no withdrawal................................   $ 20       $ 62       $106       $ 230

Examples for SAFECO Resource Bond Sub-Account           Year 1     Year 3     Year 5     Year 10
------------------------------------------------------  ------     ------     ------     -------
Assuming a 5% return on assets, you would pay the
following expenses on a $1,000 investment:
Assuming withdrawal at end of period..................   $ 94       $121       $149       $ 231
Assuming annuitization at end of period...............   $ 20       $ 62       $107       $ 231
Assuming no withdrawal................................   $ 20       $ 62       $107       $ 231

Examples for SAFECO Resource Money Market Sub-Account   Year 1     Year 3     Year 5     Year 10
------------------------------------------------------  ------     ------     ------     -------
Assuming a 5% return on assets, you would pay the
following expenses on a $1,000 investment:
Assuming withdrawal at end of period..................   $ 93       $118       $143       $ 219
Assuming annuitization at end of period...............   $ 19       $ 59       $101       $ 219
Assuming no withdrawal................................   $ 19       $ 59       $101       $ 219

Examples for SAFECO Resource Growth Sub-Account         Year 1     Year 3     Year 5     Year 10
------------------------------------------------------  ------     ------     ------     -------
Assuming a 5% return on assets, you would pay the
following expenses on a $1,000 investment:
Assuming withdrawal at end of period..................   $ 95       $123       $151       $ 237
Assuming annuitization at end of period...............   $ 21       $ 64       $110       $ 237
Assuming no withdrawal................................   $ 21       $ 64       $110       $ 237

Examples for SAFECO Resource Northwest Sub-Account      Year 1     Year 3     Year 5     Year 10
------------------------------------------------------  ------     ------     ------     -------
Assuming a 5% return on assets, you would pay the
following expenses on a $1,000 investment:
Assuming withdrawal at end of period..................   $ 94       $120       $147       $ 227
Assuming annuitization at end of period...............   $ 20       $ 61       $105       $ 227
Assuming no withdrawal................................   $ 20       $ 61       $105       $ 227

Examples for SAFECO Resource Small Company Stock
------------------------------------------------------
Sub-Account                                             Year 1     Year 3     Year 5     Year 10
------------------------------------------------------  ------     ------     ------     -------
Assuming a 5% return on assets, you would pay the
following expenses on a $1,000 investment:
Assuming withdrawal at end of period..................   $ 96       $127       $159       $ 253
Assuming annuitization at end of period...............   $ 22       $ 69       $118       $ 253
Assuming no withdrawal................................   $ 22       $ 69       $118       $ 253

Examples for Federated High Income Bond Sub-Account     Year 1     Year 3     Year 5     Year 10
------------------------------------------------------  ------     ------     ------     -------
Assuming a 5% return on assets, you would pay the
following expenses on a $1,000 investment:
Assuming withdrawal at end of period..................   $ 95       $123       $152       $ 238
Assuming annuitization at end of period...............   $ 21       $ 64       $110       $ 238
Assuming no withdrawal................................   $ 21       $ 64       $110       $ 238

Examples for Federated International Equity
Sub-Account                                             Year 1     Year 3     Year 5     Year 10
------------------------------------------------------  ------     ------     ------     -------
Assuming a 5% return on assets, you would pay the
following expenses on a $1,000 investment:
Assuming withdrawal at end of period..................   $ 99       $136       $174       $ 284
Assuming annuitization at end of period...............   $ 25       $ 78       $133       $ 284
Assuming no withdrawal................................   $ 25       $ 78       $133       $ 284

Examples for Federated Utility Sub-Account              Year 1     Year 3     Year 5     Year 10
------------------------------------------------------  ------     ------     ------     -------
Assuming a 5% return on assets, you would pay the
following expenses on a $1,000 investment:
Assuming withdrawal at end of period..................   $ 95       $125       $154       $ 243
Assuming annuitization at end of period...............   $ 21       $ 66       $113       $ 243
Assuming no withdrawal................................   $ 21       $ 66       $113       $ 243

Examples for Lexington Emerging Markets Sub-Account     Year 1     Year 3     Year 5     Year 10
------------------------------------------------------  ------     ------     ------     -------
Assuming a 5% return on assets, you would pay the
following expenses on a $1,000 investment:
Assuming withdrawal at end of period..................   $103       $147       $192       $ 322
Assuming annuitization at end of period...............   $ 29       $ 89       $152       $ 322
Assuming no withdrawal................................   $ 29       $ 89       $152       $ 322

Examples for Lexington Natural Resources Sub-Account    Year 1     Year 3     Year 5     Year 10
------------------------------------------------------  ------     ------     ------     -------
Assuming a 5% return on assets, you would pay the
following expenses on a $1,000 investment:
Assuming withdrawal at end of period..................   $101       $141       $182       $ 300
Assuming annuitization at end of period...............   $ 27       $ 83       $142       $ 300
Assuming no withdrawal................................   $ 27       $ 83       $142       $ 300

Examples for Scudder Balanced Sub-Account               Year 1     Year 3     Year 5     Year 10
------------------------------------------------------  ------     ------     ------     -------
Assuming a 5% return on assets, you would pay the
following expenses on a $1,000 investment:
Assuming withdrawal at end of period..................   $ 93       $117       $142       $ 217
Assuming annuitization at end of period...............   $ 19       $ 58       $100       $ 217
Assuming no withdrawal................................   $ 19       $ 58       $100       $ 217

Examples for Scudder International Sub-Account          Year 1     Year 3     Year 5     Year 10
------------------------------------------------------  ------     ------     ------     -------
Assuming a 5% return on assets, you would pay the
following expenses on a $1,000 investment:
Assuming withdrawal at end of period..................   $ 97       $130       $164       $ 264
Assuming annuitization at end of period...............   $ 23       $ 72       $123       $ 264
Assuming no withdrawal................................   $ 23       $ 72       $123       $ 264

Examples for American Century VP Balanced Sub-Account   Year 1     Year 3     Year 5     Year 10
------------------------------------------------------  ------     ------     ------     -------
Assuming a 5% return on assets, you would pay the
following expenses on a $1,000 investment:
Assuming withdrawal at end of period..................   $ 97       $129       $162       $ 258
Assuming annuitization at end of period...............   $ 23       $ 70       $120       $ 258
Assuming no withdrawal................................   $ 23       $ 70       $120       $ 258

Examples for American Century VP International
Sub-Account                                             Year 1     Year 3     Year 5     Year 10
------------------------------------------------------  ------     ------     ------     -------
Assuming a 5% return on assets, you would pay the
following expenses on a $1,000 investment:
Assuming withdrawal at end of period..................   $101       $143       $186       $ 308
Assuming annuitization at end of period...............   $ 28       $ 85       $145       $ 308
Assuming no withdrawal................................   $ 28       $ 85       $145       $ 308

The information in the "Examples" is estimated and provided to assist the potential Owner in understanding the various costs and expenses charged to an Owner's Contract Value either directly or indirectly and reflects expenses of the Separate Account, the Trust and the Fund. The Examples do not reflect premium taxes which may be applicable. Contingent Deferred Sales Charges may be waived in certain circumstances. For additional information, see "Charges and Deductions" in this Prospectus for the Separate Account, "Management of the Trust" in the Prospectus for the Trust, "Federated Insurance Series Information" in the Prospectus for the Federated Insurance Series, "Management of the Fund" in the Prospectus for the Lexington Emerging Markets Fund, "Investment Adviser, Sub-Adviser and Distributor" in the Prospectus for the Lexington Natural Resources Trust, "Investment Adviser" in the Prospectus for the Scudder Fund and "Financial Highlights" in the Prospectus for the American Century Variable Portfolios, Inc.

THE INFORMATION ABOVE IS NOT INTENDED TO BE REPRESENTATIVE OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

    SCHEDULE OF ACCUMULATION UNIT VALUES AND ACCUMULATION UNITS OUTSTANDING

                       SAFECO RESOURCE VARIABLE ACCOUNT B

The following selected financial data are derived from the financial statements of SAFECO Resource Variable Account B, which have been audited by Ernst & Young LLP, independent auditors. The data should be read in conjunction with the financial statements, related notes, and other financial information incorporated by reference herein.

Such information is not included for the American Century VP Balanced Sub-Account, American Century VP International Sub-Account and SAFECO Resource Small Company Stock Sub-Account as these are new Sub-Accounts.

                                                               1996         1995         1994         1993        1992       1991
                                                            ----------   ----------   ----------   ----------   --------   --------
SAFECO RESOURCE EQUITY SUB-ACCOUNT
July 21 value
(initial public offering)
December 31 value                                           $   39.829   $   32.321   $   25.424   $   23.630   $ 18.704   $ 17.520
December 31 units                                            3,328,130    2,773,699    2,125,903    1,402,021    920,315    611,236

SAFECO RESOURCE GROWTH SUB-ACCOUNT
January 7 value
(initial public offering)                                                                          $   10.000
December 31 value                                           $   27.082   $   20.756   $   14.897   $   13.480
December 31 units                                            1,665,534      918,525      421,837       56,074

SAFECO RESOURCE NORTHWEST SUB-ACCOUNT
January 7 value
(initial public offering)                                                                          $   10.000
December 31 value                                           $   11.968   $   10.777   $   10.156   $    9.923
December 31 units                                              221,295      174,958      108,875       37,710

SAFECO RESOURCE BOND SUB-ACCOUNT
July 21 value
(initial public offering)
December 31 value                                           $   17.991   $   18.117   $   15.559   $   16.253   $ 14.882   $ 14.107
December 31 units                                              503,739      481,273      479,731      446,935    310,293    255,098

SAFECO RESOURCE MONEY MARKET SUB-ACCOUNT
July 21 value
(initial public offering)
December 31 value                                           $   14.944   $   14.417   $   13.837   $   13.516   $ 13.335   $ 13.074
December 31 units                                              341,159      308,155      341,722      273,511    307,262    231,643

SCUDDER INTERNATIONAL SUB-ACCOUNT
August 3 value
(initial public offering)                                                                          $    9.335
December 31 value                                           $   13.083   $   11.540   $   10.519   $   10.743
December 31 units                                            1,061,505      720,181      466,212       68,405

                                                              1990       1989       1988       1987
                                                            --------   --------   --------   --------
SAFECO RESOURCE EQUITY SUB-ACCOUNT
July 21 value
(initial public offering)                                                                    $ 12.101
December 31 value                                           $ 13.987   $ 14.937   $ 11.901   $  9.588
December 31 units                                            362,309    266,682    223,680    205,352
SAFECO RESOURCE GROWTH SUB-ACCOUNT
January 7 value
(initial public offering)
December 31 value
December 31 units
SAFECO RESOURCE NORTHWEST SUB-ACCOUNT
January 7 value
(initial public offering)
December 31 value
December 31 units
SAFECO RESOURCE BOND SUB-ACCOUNT
July 21 value
(initial public offering)                                                                    $ 10.126
December 31 value                                           $ 12.532   $ 11.909   $ 10.835   $ 10.250
December 31 units                                            219,928    211,685    200,405    200,017
SAFECO RESOURCE MONEY MARKET SUB-ACCOUNT
July 21 value
(initial public offering)                                                                    $ 10.083
December 31 value                                           $ 12.527   $ 11.754   $ 10.923   $ 10.318
December 31 units                                            224,216    210,094    209,593    203,233
SCUDDER INTERNATIONAL SUB-ACCOUNT
August 3 value
(initial public offering)
December 31 value
December 31 units

                                                               1996         1995         1994         1993        1992       1991
                                                            ----------   ----------   ----------   ----------   --------   --------
SCUDDER BALANCED SUB-ACCOUNT
August 3 value
(initial public offering)                                                                          $    9.886
December 31 value                                           $   13.919   $   12.596   $   10.066   $   10.346
December 31 units                                              523,019      260,651      122,456       10,168

LEXINGTON NATURAL RESOURCES SUB-ACCOUNT
February 15 value
(initial public offering)                                   $   11.920
December 31 value                                           $   14.169
December 31 units                                               27,116

LEXINGTON EMERGING MARKETS SUB-ACCOUNT
February 15 value
(initial public offering)                                   $   10.540
December 31 value                                           $    9.968
December 31 units                                               20,092

FEDERATED UTILITY SUB-ACCOUNT
February 15 value
(initial public offering)                                   $   11.410
December 31 value                                           $   12.106
December 31 units                                               23,141

FEDERATED HIGH INCOME BOND SUB-ACCOUNT
February 15 value
(initial public offering)                                   $   10.050
December 31 value                                           $   10.933
December 31 units                                               10,503

FEDERATED INTERNATIONAL EQUITY SUB-ACCOUNT
February 15 value
(initial public offering)                                   $   10.480
December 31 value                                           $   11.052
December 31 units                                                3,911

                                                              1990       1989       1988       1987
                                                            --------   --------   --------   --------
SCUDDER BALANCED SUB-ACCOUNT
August 3 value
(initial public offering)
December 31 value
December 31 units
LEXINGTON NATURAL RESOURCES SUB-ACCOUNT
February 15 value
(initial public offering)
December 31 value
December 31 units
LEXINGTON EMERGING MARKETS SUB-ACCOUNT
February 15 value
(initial public offering)
December 31 value
December 31 units
FEDERATED UTILITY SUB-ACCOUNT
February 15 value
(initial public offering)
December 31 value
December 31 units
FEDERATED HIGH INCOME BOND SUB-ACCOUNT
February 15 value
(initial public offering)
December 31 value
December 31 units
FEDERATED INTERNATIONAL EQUITY SUB-ACCOUNT
February 15 value
(initial public offering)
December 31 value
December 31 units

                              FINANCIAL STATEMENTS

The financial statements for the Separate Account and SAFECO are contained in the Statement of Additional Information which is available at no charge by calling 1-800-426-7649 or writing to the Annuity Service Office address on the cover.

                            PERFORMANCE INFORMATION

In advertisements, the "yield," "effective yield," "total return" and "average annual total return" of the Sub-Accounts may be quoted.

ALL SUB-ACCOUNTS (OTHER THAN SAFECO RESOURCE MONEY MARKET SUB-ACCOUNT)

"Yield" is the annualization on a 360-day basis of net income per unit over a 30-day period divided by the accumulation unit value on the last day of the period. Yield figures are calculated by determining the income generated by an investment in the Sub-Account over a 30-day period. The income is then annualized by assuming that the income generated during the 30-day period continues to be generated each month for a 12-month period and is shown as a percentage of the investment. Yield figures will not include any applicable Contingent Deferred Sales Charge.

"Total return" is the total percentage change in the unit value of an investment over a stated period of time. "Average annual total return" is the annual percentage change in the unit value of an investment over a stated period of time. Both total return and average annual total return assume the reinvestment of dividend and capital gains distributions.

Standardized total return figures which appear in advertisements or sales literature will be calculated for required time periods based on a set initial investment amount and include the Contingent Deferred Sales Charge. From time to time, non-standardized total return figures may accompany the standardized figures. Although certain Sub-Accounts may be new and therefore have no investment performance history in the Separate Account, hypothetical performance may be calculated based on the respective portfolios' historical performance prior to its availability in the Separate Account. Non-standardized total return figures may be calculated in a variety of ways including but not necessarily limited to different time periods, different initial investment amounts, additions of periodic payments, use of time weighted average annual returns which take into consideration the length of time each investment has been on deposit, and with or without the Contingent Deferred Sales Charge. Non-standardized figures may cause the performance of the Sub-Accounts to appear higher than performance calculated using standard parameters.

SAFECO RESOURCE MONEY MARKET SUB-ACCOUNT

"Yield" is the annualization on a 365-day basis of the SAFECO Resource Money Market Sub-Account's net income over a 7-day period. Yield figures are calculated by determining the income generated by an investment in the Sub-Account over a 7-day period. The income is then annualized by assuming that the income generated during the 7-day period continues to be generated each week for a 52-week period and is shown as a percentage of the investment.

"Effective yield" is the annualization, on a 365-day basis, of the Sub-Account's net income over a 7-day period with dividends reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

As explained above, yield figures will not include any applicable Contingent Deferred Sales Charge.

For the SAFECO Resource Money Market Portfolio, total return and average annual total return are non-standardized performance figures which may accompany the standardized yield and effective yield. "Total return" is the total percentage change in the unit value of an investment over a stated period of time and "average annual total return" is the annual percentage change in the unit value of an investment over a stated period of time. Non-standardized total return and average annual total return figures for the SAFECO Resource Money Market Portfolio may be calculated in a variety of ways, as described above.

RANKINGS

In addition to these performance figures, the Sub-Accounts may advertise rankings as provided by the Lipper Variable Insurance Products Performance Analysis Service published by Lipper Analytical Services, Inc. which monitors separate account performance for variable annuity products such as the Contracts, the VARDS Report which is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. or the Variable Annuity Performance Report published by Morningstar, Inc. which is also a monthly analysis of variable annuity performance. Rankings provided by these sources may or may not include all applicable charges.

Performance figures and quoted rankings are indicative only of past performance and are not intended to represent future investment results.

                                     SAFECO

SAFECO is a stock life insurance company which was organized under the laws of the state of Washington on January 23, 1957. SAFECO writes individual and group life, accident and health insurance and annuities. SAFECO is licensed to do business in the District of Columbia and all states except New York. SAFECO is a wholly-owned subsidiary of SAFECO Corporation which is a holding company whose subsidiaries are engaged primarily in insurance and financial service businesses. The home office of SAFECO is located at 15411 N.E. 51st Street, Redmond, Washington 98052.

                              THE SEPARATE ACCOUNT

The Board of Directors of SAFECO adopted a resolution to establish a segregated asset account pursuant to Washington insurance law on February 6, 1986. This segregated asset account has been designated SAFECO Resource Variable Account B. SAFECO has caused the Separate Account to be registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. The Separate Account meets the definition of a "separate account" under the federal securities laws.

The assets of the Separate Account are the property of SAFECO. However, the assets of the Separate Account, equal to the reserves and other contract liabilities with respect to the Separate Account, are not chargeable with liabilities arising out of any other business SAFECO may conduct. Income, gains and losses, whether or not realized, are in accordance with the Contracts credited to or charged against the Separate Account without regard to other income, gains or losses of SAFECO. SAFECO's obligations arising under the Contracts are general corporate obligations. The investments of the Separate Account will be valued at their fair market value in accordance with the procedures approved by the Board of Directors of SAFECO and the Separate Account committee.

The Separate Account is divided into Sub-Accounts, with the assets of each Sub-Account invested in one of the Portfolio(s) of the Trust or the Funds. Currently there are six SAFECO Resource Portfolios available under the Trust: the SAFECO Resource Equity Portfolio, SAFECO Resource Growth Portfolio, SAFECO Resource Northwest Portfolio, SAFECO Resource Bond Portfolio, SAFECO Resource Money Market Portfolio and SAFECO Resource Small Company Stock Portfolio. Currently there are three Portfolios available under the Federated Insurance
Series: the Federated High Income Bond Portfolio, the Federated International Equity Portfolio and the Federated Utility Portfolio. The Lexington Emerging Markets Portfolio is currently the only Portfolio of the Emerging Markets Fund available to the Separate Account. The Lexington Natural Resources Portfolio is currently the only Portfolio of the Lexington Natural Resources Trust available to the Separate Account. There are two Portfolios available under the Scudder
Fund: the Scudder Balanced Portfolio and Scudder International Portfolio. THE SCUDDER BALANCED PORTFOLIO AND SCUDDER INTERNATIONAL PORTFOLIO ARE AVAILABLE FOR CONTRACTS INVESTED IN THE RESPECTIVE PORTFOLIOS PRIOR TO MAY 1, 1997, AND REMAINING CONTINUOUSLY INVESTED IN SUCH PORTFOLIOS THEREAFTER. NEW SHARES OF SCUDDER BALANCED PORTFOLIO AND SCUDDER INTERNATIONAL PORTFOLIO ARE NOT AVAILABLE FOR CONTRACTS THAT HAVE NOT BEEN CONTINUOUSLY INVESTED IN THE RESPECTIVE PORTFOLIOS SINCE APRIL 30, 1997. There are two Portfolios available under the American Century Variable Portfolios, Inc.: the American Century VP Balanced Portfolio and the American Century VP International Portfolio. There is no assurance that the investment objective of any of the Portfolios will be met. Owners bear the complete investment risk for Purchase Payments allocated to a Sub-Account. Contract Values will fluctuate in accordance with the investment performance of the Sub-Account(s) to which Purchase Payments are allocated, and in accordance with the imposition of the fees and charges assessed under the Contracts.

SAFECO RESOURCE EQUITY SUB-ACCOUNT

The investment objective of the SAFECO Resource Equity Sub-Account is to seek long-term growth of capital and reasonable current income.

The SAFECO Resource Equity Sub-Account invests in the SAFECO Resource Equity Portfolio. To pursue its investment objective, the SAFECO Resource Equity Portfolio ordinarily invests principally in common stocks or securities convertible into common stocks. Fixed-Income securities may be purchased in accordance with business and financial conditions.

SAFECO RESOURCE GROWTH SUB-ACCOUNT

The investment objective of the SAFECO Resource Growth Sub-Account is to seek growth of capital and the increased income that ordinarily follows from such growth.

The SAFECO Resource Growth Sub-Account invests in the SAFECO Resource Growth Portfolio. To pursue its investment objective, the SAFECO Resource Growth Portfolio will ordinarily invest a preponderance of its assets in common stocks selected primarily for potential appreciation. To determine those common stocks which have the potential for long-term growth, SAFECO Asset Management Company, the Trust's investment adviser, will evaluate the issuer's financial strength, quality of management and earnings power.

SAFECO RESOURCE NORTHWEST SUB-ACCOUNT

The investment objective of the SAFECO Resource Northwest Sub-Account is to seek long-term growth of capital through investing primarily in Northwest companies.

The SAFECO Resource Northwest Sub-Account invests in the SAFECO Resource Northwest Portfolio. To pursue its investment objective, the SAFECO Resource Northwest Portfolio will invest at least 65% of its total assets in securities issued by companies with their principal executive offices located in Washington, Alaska, Idaho, Oregon or Montana.

The SAFECO Resource Northwest Portfolio will ordinarily invest its assets in shares of common stock selected primarily for potential long-term appreciation. The SAFECO Resource Northwest Portfolio may also occasionally invest in securities convertible into common stock.

SAFECO RESOURCE BOND SUB-ACCOUNT

The investment objective of the SAFECO Resource Bond Sub-Account is to seek as high a level of current income as is consistent with the relative stability of capital.

The SAFECO Resource Bond Sub-Account invests in the SAFECO Resource Bond Portfolio. To pursue its investment objective, the SAFECO Resource Bond Portfolio invests primarily in medium-term debt securities. Although the SAFECO Resource Bond Portfolio does not intend to purchase below investment grade bonds during the coming year, it may hold up to 20% of total assets in bonds which are downgraded after purchase to below investment grade quality by Standard & Poor's Corporation or Moody's Investors Service, Inc. Below investment grade bonds are commonly referred to as high-yield or "junk" bonds and have special risks associated with them. See the Trust's Prospectus and Statement of Additional Information for more information.

SAFECO RESOURCE MONEY MARKET SUB-ACCOUNT

The investment objective of the SAFECO Resource Money Market Sub-Account is to seek as high a level of current income as is consistent with the preservation of capital and liquidity through investments in high-quality money market investments maturing in thirteen months or less.

The SAFECO Resource Money Market Sub-Account invests in the SAFECO Resource Money Market Portfolio which seeks to maintain a net asset value per share of $1.00. SHARES OF THE SAFECO RESOURCE MONEY MARKET PORTFOLIO ARE NEITHER INSURED, NOR GUARANTEED, BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT THE SAFECO RESOURCE MONEY MARKET PORTFOLIO WILL MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

SAFECO RESOURCE SMALL COMPANY STOCK SUB-ACCOUNT

The investment objective of the SAFECO Resource Small Company Stock Sub-Account is to seek long-term growth of capital through investing primarily in small-sized companies.

The SAFECO Resource Small Company Stock Sub-Account invests in the SAFECO Resource Small Company Stock Portfolio. The Small Company Stock Portfolio will pursue its investment objective by investing at least 65% of its total assets in common stock and preferred stock of small-sized companies with total market capitalization of less than $1 billion.

FEDERATED HIGH INCOME BOND SUB-ACCOUNT

The investment objective of the Federated High Income Bond Sub-Account is to seek high current income.

The Federated High Income Bond Sub-Account invests in the Federated High Income Bond Portfolio. To pursue its investment objective, the Federated High Income Bond Portfolio invests primarily in a diversified portfolio of professionally managed fixed-income securities. The fixed-income securities in which the Federated High Income Bond Portfolio intends to invest are lower-rated corporate debt obligations, which are commonly referred to as "junk bonds." Some of these fixed-income securities may involve equity features. Capital growth will be considered, but only when consistent with the investment objective of high current income.

FEDERATED INTERNATIONAL EQUITY SUB-ACCOUNT

The investment objective of the Federated International Equity Sub-Account is to seek to obtain a total return on its assets.

The Federated International Equity Sub-Account invests in the Federated International Equity Portfolio. To pursue its investment objective, the Federated International Equity Portfolio invests in a diversified portfolio of equity securities issued by non-U.S. issuers. The Federated International Equity Portfolio will invest at least 65% of its total assets, and under normal market conditions substantially all of its assets, in equity securities of issuers located in at least three different countries outside of the United States. The equity securities will be selected primarily for superior growth potential and to reduce portfolio volatility. The Federated International Equity Portfolio may purchase sponsored or unsponsored American Depository Receipts, Global Depository Receipts, and European Depository Receipts; corporate and government fixed income securities of issuers outside of the United States; convertible securities; and options and financial futures contracts. While the Federated International Equity Portfolio primarily invests in dividend-paying equity securities of established companies that appear to have growth potential, it may as a temporary defensive position, shift its emphasis to such other securities if such investments appear to offer potential higher return.

FEDERATED UTILITY SUB-ACCOUNT

The investment objective of the Federated Utility Sub-Account is to seek high current income and moderate capital appreciation.

The Federated Utility Sub-Account invests in the Federated Utility Portfolio. To pursue its investment objective, the Federated Utility Portfolio invests primarily in a professionally managed and diversified portfolio of equity and debt securities of utility companies that produce, transmit, or distribute gas and electric energy as well as those companies that provide communications facilities, such as telephone and telegraph companies. Under normal market conditions, the Federated Utility Portfolio invests at least 65% of its total assets in securities of utility companies.

LEXINGTON EMERGING MARKETS SUB-ACCOUNT

The investment objective of the Lexington Emerging Markets Sub-Account is to seek long-term growth of capital primarily through investment in equity securities and equivalents of companies domiciled in, or doing business in, emerging countries and emerging markets.

The Lexington Emerging Markets Sub-Account invests in the Lexington Emerging Markets Portfolio. To pursue its investment objective, the Lexington Emerging Markets Portfolio invests primarily in emerging country and emerging market equity securities of all types of common stocks and equivalents (the following constitute equivalents: convertible debt securities and warrants), although the Portfolio also may invest in preferred stocks, bonds, and money market instruments of foreign and domestic companies, the U.S. government, and its agencies. The Lexington Emerging Markets Portfolio, under normal conditions, will invest at least 65% of its total assets in emerging country and emerging market equity securities in at least three countries outside of the U.S. and at all times will invest in a minimum of three countries outside of the U.S. Investments in emerging country equity securities are not subject to a maximum limit, and it is the intention of the Lexington Emerging Markets Portfolio's adviser to invest substantially all of the Portfolio's assets in such securities. For purposes of its investment objective, the Lexington Emerging Markets Portfolio considers emerging country equity securities to be any country whose economy and market the World Bank or United Nations considers to be emerging or developing, and the Portfolio also may invest in equity securities and equivalents, traded in any market, of companies that derive 50% or more of their total revenue from either goods or services produced in such emerging countries and emerging markets or sales made in such countries.

LEXINGTON NATURAL RESOURCES SUB-ACCOUNT

The investment objective of the Lexington Natural Resources Sub-Account is to seek long-term growth of capital through investing primarily in common stocks of companies that own or develop natural resources and other basic commodities, or supply goods and services to such companies.

The Lexington Natural Resources Sub-Account invests in the Lexington Natural Resources Portfolio. To pursue its investment objective, the Lexington Natural Resources Portfolio seeks to identify securities of companies that, in its management's opinion, are undervalued relative to the value of natural resource holdings of such companies in light of current and anticipated economic or financial conditions. The Lexington Natural Resources Portfolio will consider a company to have substantial natural resource assets when, in its management's opinion, the company's holdings of the assets are of such magnitude, when compared to the capitalization, revenues or operating profits of the company, that changes in the economic value of the assets will affect the market price of the equity securities of such company, which, generally, is when at least 50% of the non-current assets, capitalization, gross revenues or operating profits of the company in the most recent or current fiscal year are involved in or result from, directly or indirectly through subsidiaries, exploring, mining, refining, processing, fabricating, dealing in or owning natural resource assets. Up to 25% of the Lexington Natural Resources Portfolio's total assets may be invested in securities principally traded in markets outside the U.S.

SCUDDER BALANCED SUB-ACCOUNT

AVAILABLE ONLY FOR CONTRACTS CONTINUOUSLY INVESTED IN THE SUB-ACCOUNT SINCE APRIL 30, 1997.

The investment objective of the Scudder Balanced Sub-Account is to seek a balance of growth and income from a diversified portfolio of equity and fixed income securities. The Scudder Balanced Sub-Account also seeks long-term preservation of capital through a quality-oriented investment approach that is designed to reduce risk.

The Scudder Balanced Sub-Account invests in the Scudder Balanced Portfolio. In seeking its objectives of a balance of growth and income, as well as long-term preservation of capital, the Scudder Balanced Portfolio invests in a diversified portfolio of equity and fixed income securities. The Scudder Balanced Portfolio invests, under normal circumstances, at least 50%, but no more than 75%, of its net assets in common stocks and other equity investments. The Scudder Balanced Portfolio's equity investments consist of common stocks, preferred stocks, warrants and securities convertible into common stocks, of companies that, in the investment adviser's judgment, are of above-average financial quality and offer the prospect for above-average growth in earnings, cash flow, or assets relative to the overall market as defined by the Standard and Poor's 500 Composite Price Index. At least 65% of the value of the Portfolio's common stocks will be of issuers which qualify, at the time of purchase, for one of the three highest equity earnings and dividends ranking categories (A+, A, or A-) of S&P, or if not ranked by S&P, are judged to be of comparable quality by the Adviser. S&P assigns earnings and dividends rankings to corporations based on a number of factors, including stability and growth of earnings and dividends. Rankings by S&P are not an appraisal of a company's creditworthiness, as is true for S&P's debt security ratings, nor are these rankings intended as a forecast of future stock market performances. In addition to using S&P rankings of earnings and dividends of common stocks, the Adviser conducts its own analysis of a company's history, current financial position, and earnings prospects. To enhance income and stability, the Scudder Balanced Portfolio's remaining assets are allocated to bonds and other fixed income securities, including cash reserves. The Scudder Balanced Portfolio will normally invest 25% to 50% of its net assets in fixed income securities. However, at least 25% of the Scudder Balanced Portfolio's net assets will always be invested in fixed income securities.

SCUDDER INTERNATIONAL SUB-ACCOUNT

AVAILABLE ONLY FOR CONTRACTS CONTINUOUSLY INVESTED IN THE SUB-ACCOUNT SINCE APRIL 30, 1997.

The investment objective of the Scudder International Sub-Account is to seek long-term growth of capital primarily through diversified holdings of marketable foreign equity investments.

The Scudder International Sub-Account invests in the Scudder International Portfolio. The Scudder International Portfolio invests in companies, wherever organized, which do business primarily outside the United States. The Scudder International Portfolio intends to diversify investments among several countries and to have represented in its holdings business activities in not less than three different countries. The Scudder International Portfolio invests primarily in equity securities of established companies listed on foreign exchanges. It may also invest in fixed income securities of foreign governments and companies.

AMERICAN CENTURY VP BALANCED SUB-ACCOUNT

The investment objective of the American Century VP Balanced Sub-Account is capital growth and current income. The American Century VP Balanced Sub-Account invests in the American Century VP Balanced Fund. To pursue its investment objective with regard to the equity portion of the portfolio, the American Century VP Balanced Fund invests primarily in common stocks, including securities convertible into common stocks and other equity equivalents and other securities that meet certain standards, and have better-than-average potential for appreciation. Management of the American Century VP Balanced Fund intends to maintain approximately 60% of its assets in such securities, regardless of the movement of stock prices. Management intends to maintain approximately 40% of its assets in fixed income securities, with a minimum of 25% of that amount in fixed income senior securities. The fixed income securities will be chosen based on their level of income production and price stability.

The American Century VP Balanced Fund may invest in a diversified portfolio of debt and other fixed-rate securities payable in U.S. currency. These may include obligations of the U.S. Government (Treasury Bills, Treasury notes, and U.S. Government Bonds supported by the full faith and credit of the United States, its agencies and instrumentalities), corporate securities (bonds, notes, preferred and convertible issues), and sovereign government, municipal, mortgage-related and other asset-backed securities.

AMERICAN CENTURY VP INTERNATIONAL SUB-ACCOUNT

The investment objective of the American Century VP International Sub-Account is capital growth. The American Century VP International Sub-Account invests in the American Century VP International Fund. To pursue its investment objective, the American Century VP International Fund invests primarily in securities of foreign companies that meet certain standards that have potential for appreciation. The American Century VP International Fund will invest primarily in common stocks of such companies, including depositary receipts for common stocks and other equity equivalents. The American Century VP International Fund tries to stay fully invested in such securities, regardless of the movement of stock prices generally. Under normal conditions, the American Century VP International Fund will invest at least 65% of its assets in common stocks or other equity equivalents from at least three countries outside the United States. When management believes that the total capital growth potential or other securities equals or exceeds the potential return of common stocks, it may invest up to 35% of its assets in such other securities.

In order to achieve maximum investment flexibility, the American Century VP International Fund has not established geographic limits on asset distribution on either a country-by-country or region-by-region basis. Management expects to invest both in issuers whose principal place of business is located in countries with developed economies and in countries with less developed economies. The principal criterion for inclusion of a security in the fund's portfolio is its ability to meet the fundamental and technical standards of selection and, in the opinion of the fund's investment manager, to achieve better-than-average appreciation.

The other securities in which the American Century VP International Fund may invest are convertible securities, preferred stocks, bonds, notes and debt securities of companies, obligations of domestic and foreign governments and their agencies.

                          SAFECO RESOURCE SERIES TRUST

The Trust has been established to act as one of the funding vehicles for the Contracts offered. The investment adviser to the Trust is SAFECO Asset Management Company, SAFECO Plaza, Seattle, Washington. The Trust is an open-end, diversified, management investment company.

                           FEDERATED INSURANCE SERIES

The Federated Insurance Series is one of the funding vehicles for the Contracts offered. The investment adviser to the Federated Insurance Series is Federated Advisers, Federated Investors Tower, Pittsburgh, Pennsylvania. The Federated Insurance Series is an open-end, diversified management investment company.

                     LEXINGTON EMERGING MARKETS FUND, INC.

The Lexington Emerging Markets Fund is one of the funding vehicles for the Contracts offered. The investment adviser to the Lexington Emerging Markets Fund is Lexington Management Corporation, P.O. Box 1515/Park 80 West Plaza Two, Saddle Brook, New Jersey. The Lexington Emerging Markets Fund is an open-end, diversified management investment company.

                       LEXINGTON NATURAL RESOURCES TRUST

The Lexington Natural Resources Trust is one of the funding vehicles for the Contracts offered. The investment adviser to the Lexington Natural Resources Trust is Lexington Management Corporation, P.O. Box 1515/Park 80 West Plaza Two, Saddle Brook, New Jersey. The Lexington Natural Resources Trust is an open-end, non-diversified management investment company.

                     SCUDDER VARIABLE LIFE INVESTMENT FUND

The Scudder Fund is one of the funding vehicles for the Contracts offered. The investment adviser to the Scudder Fund is Scudder, Stevens & Clark, Inc., Two International Place, Boston, Massachusetts. The Scudder Fund is an open-end management investment company.

                   AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

The American Century Variable Portfolios, Inc. is one of the funding vehicles for the Contracts offered. The investment adviser to the American Century Variable Portfolios, Inc. is American Century Investment Management, Inc., PO Box 419385, Kansas City, Missouri. The American Century Variable Portfolios, Inc. is an open-end management investment company.

WHILE A BRIEF SUMMARY OF THE INVESTMENT OBJECTIVES OF EACH PORTFOLIO IS SET FORTH ABOVE, MORE COMPREHENSIVE INFORMATION IS FOUND IN THE CURRENT RESPECTIVE TRUST OR FUND PROSPECTUS. THE TRUST AND FUNDS' PROSPECTUSES ARE ATTACHED AND ACCOMPANY THIS PROSPECTUS. ALL DOCUMENTS SHOULD BE READ TOGETHER AND CAREFULLY BEFORE INVESTING. AN ADDITIONAL PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION FOR THE TRUST AND ANY OF THE FUNDS CAN BE OBTAINED BY CALLING THE NUMBER ON THE COVER PAGE OF THIS PROSPECTUS OR WRITING TO THE ADDRESS OF THE ANNUITY SERVICE OFFICE LISTED THERE. ADDITIONAL PORTFOLIOS MAY BE ESTABLISHED BY THE TRUST AND THE FUNDS FROM TIME TO TIME AND MAY BE MADE AVAILABLE TO OWNERS. IN ADDITION, CERTAIN EXISTING PORTFOLIOS OF THE FUNDS, WHICH ARE NOT CURRENTLY BEING MADE AVAILABLE, MAY BE MADE AVAILABLE TO OWNERS IN THE FUTURE. SOME OF THE PORTFOLIOS LISTED BELOW MAY NOT BE IMMEDIATELY AVAILABLE IN STATES THAT HAVE NOT YET APPROVED THE CORRESPONDING CONTRACT ENDORSEMENT.

                                 VOTING RIGHTS

In accordance with its view of present applicable law, SAFECO will vote the shares of the Trust and the Funds held in the Separate Account at special meetings of the shareholders in accordance with instructions received from persons having the voting interest in the Separate Account. SAFECO will vote shares it owns for which it has not received instructions, as well as shares attributable to it, in the same proportion as it votes shares for which it has received instructions. Neither the Trust nor the Funds hold regular meetings of shareholders.

The number of shares which a person has a right to vote will be determined as of a date to be chosen by SAFECO not more than sixty (60) days prior to the meeting of the Trust or the Funds. Voting instructions will be solicited by written communication at least fourteen (14) days prior to such meeting with respect to the Trust and at least ten (10) days prior to such meeting with respect to the Funds.

The Trust and the Funds are intended to be the funding vehicles for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies which may or may not be affiliated and in compliance with certain regulatory requirements. The Trust and the Funds currently do not foresee any disadvantages to the Owners arising from the fact that the interests of the holders of the variable annuity contracts and the variable life insurance policies may differ. Nevertheless, the Trusts' and the Funds' Directors and Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto.

                           SUBSTITUTION OF SECURITIES

If the shares of the Trust or the Funds (or any Portfolio within the Trust or the Funds) should no longer be available for investment by the Separate Account or, if in the judgment of SAFECO, further investment in such shares should become inappropriate in view of the purpose of the Contracts, SAFECO may substitute shares of another mutual fund (or Portfolio within the Trust or the Funds) for shares already purchased or to be purchased in the future by Purchase Payments under the Contracts. No substitution of securities may take place without prior approval of the Securities and Exchange Commission and under such requirements as it may impose.

                             PURCHASING A CONTRACT

PURCHASE PAYMENTS

The Contracts are purchased under a single purchase payment plan. The initial Purchase Payment is due on the Contract Date. Subsequent Purchase Payments may only be made within the first six (6) months after the Contract Date. The minimum initial Purchase Payment is $50,000 and the minimum subsequent Purchase Payment is $250. Subject to these minimums, the Owner may increase or decrease or change the frequency of subsequent Purchase Payments. SAFECO reserves the right to reject any Application or Purchase Payment.

ALLOCATION OF PURCHASE PAYMENTS

The allocation of the initial Purchase Payment is elected by the Owner in the Application. Unless the Owner elects otherwise, subsequent Purchase Payments are allocated in the same manner as the initial Purchase Payment. Allocation of the Purchase Payments is subject to the terms and conditions imposed by SAFECO. Under certain circumstances, Purchase Payments which have been designated by prospective purchasers to be allocated to Sub-Accounts other than the SAFECO Resource Money Market Sub-Account, may be initially allocated to the SAFECO Resource Money Market Sub-Account. (See "Highlights.") For each Sub-Account, Purchase Payments are converted into Accumulation Units. The number of Accumulation Units in a Sub-Account credited to the Contract is determined by dividing each Net Purchase Payment by the value of an Accumulation Unit for that Sub-Account. Purchase Payments allocated to the Fixed Account are credited in dollars.

If the Application for a Contract is in good order, SAFECO will apply the Purchase Payment to the Separate Account and credit the Contract with Accumulation Units and/or to the Fixed Account and credit the Contract with dollars within two business days of receipt. If the Application for a Contract is not in good order, SAFECO will attempt to get it in good order or SAFECO will return the Application and the Purchase Payment within five (5) business days. SAFECO will not retain a Purchase Payment for more than five (5) business days while processing an incomplete Application unless it has been so authorized by the purchaser. For subsequent Purchase Payments in good order, SAFECO will apply the Net Purchase Payment to the Separate Account and credit the Owner's Contract with Accumulation Units during the next Valuation Period after the Purchase Payment was received.

ACCUMULATION UNIT

Purchase Payments allocated to the Separate Account and amounts transferred to or within the Separate Account are converted into Accumulation Units. This is done by dividing each Net Purchase Payment by the value of an Accumulation Unit for the Valuation Period during which the Purchase Payment is allocated to the Sub-Account or the transfer is made. Accumulation Units for each Sub-Account are valued separately. The Accumulation Unit value is determined by multiplying the Accumulation Unit value for the Sub-Account, as of the immediately preceding Valuation Period, by the Net Investment Factor for the current Valuation Period. The Net Investment Factor for any Sub-Account for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

     (a) is the net result of:

        (i) The net asset value per share of the Portfolio, determined as of the current Valuation Period, plus

        (ii) The per share amount of any dividend or capital-gain distribution made by the Portfolio if the "ex-dividend" date occurs during the current Valuation Period, plus or minus

        (iii) A per share credit or charge, which is determined by SAFECO, for changes in tax reserves resulting from investment operations of the Sub-Account.

     (b) is the net result of:

        (i) The net asset value per share of the Portfolio determined as of the immediately preceding Valuation Period, plus or minus

        (ii) The per share credit or charge for any changes in tax reserves for the immediately preceding Valuation Period.

     (c) is the percentage factor equal to the Mortality and Expense Risk Charge. Such factor is equal on an annual basis to a percentage of the average daily net asset value of the Sub-Account.

The Net Investment Factor may be greater or less than one. Therefore, the Accumulation Unit value may increase or decrease.

PRINCIPAL UNDERWRITER

Currently, SAFECO Securities, Inc. (SSI) acts as the principal underwriter of the Contracts. SSI has its business address at SAFECO Plaza, Seattle, Washington 98185. Prior to April 29, 1994, PNMR Securities, Inc. (PNMR), SAFECO Plaza, Seattle, Washington 98185, acted as the principal underwriter of the Contracts. SSI and PNMR are wholly-owned subsidiaries of SAFECO Corporation and therefore are affiliates of SAFECO. The Contracts are offered on a continuous basis.

                             CHARGES AND DEDUCTIONS

Various charges and deductions are made from Purchase Payments, Contract Values, the Separate Account and the Fixed Account. These charges and deductions are:

DEDUCTION FOR PREMIUM AND OTHER TAXES

Any premium taxes or other taxes levied by any governmental entity which SAFECO, in its sole discretion, determines have resulted from the establishment or maintenance of the Contract or any portion of the Contract, or from the investment experience of the Separate Account, or from the receipt by SAFECO of Purchase Payments or from the commencement of annuity payments will be deducted from the Contract Value with respect to Non-Qualified Contracts. SAFECO reserves the right to deduct these taxes from Contract Values with respect to Qualified Contracts. Premium taxes currently imposed by certain states on the type of Contracts offered hereby range from 0% to 4%. Some states assess their premium taxes at the time Purchase Payments are made; others assess their premium taxes at the time annuity payments commence. Premium taxes are subject to change or amendment by state legislatures, administrative interpretations or judicial acts. Such premium taxes will depend on, among other things, the classification of the Contract by the states, the status of SAFECO within such state and the insurance tax laws of such state. These taxes are deducted first from the SAFECO Resource Money Market Sub-Account. In the event there are no Accumulation Units in the SAFECO Resource Money Market Sub-Account or not enough in value to pay for these taxes, the balance of deductions necessary is then taken from the SAFECO Resource Bond Sub-Account, the Federated Utility Sub-Account, the Federated High Income Bond Sub-Account, the Scudder Balanced Sub-Account, the American Century VP Balanced Sub-Account, the Lexington Natural Resources Sub-Account, the Scudder International Sub-Account, the American Century VP International Sub-Account, the Federated International Equity Sub-Account, the Lexington Emerging Markets Sub-Account, the SAFECO Resource Equity Sub-Account, the SAFECO Resource Northwest Sub-Account, the SAFECO Resource Growth Sub-Account, the SAFECO Resource Small Company Stock Sub-Account and finally from the Fixed Account.

DEDUCTION FOR MORTALITY AND EXPENSE RISK CHARGE

SAFECO deducts on each Valuation Date a Mortality and Expense Risk Charge which is equal on an annual basis to 1.25% of the average daily net asset value of the Separate Account. The mortality risks assumed by SAFECO arise from its contractual obligation to make annuity payments after the Annuity Date for the life of the Owner, to waive Contingent Deferred Sales Charges in the event of the death of the Owner and to guarantee the payment of the greater of the Guaranteed Minimum Death Benefit or the Contract Value upon death of the Owner.

If the Mortality and Expense Risk Charge is insufficient to cover the actual costs, the loss will be borne by SAFECO. Conversely, if the amount deducted proves more than sufficient, the excess will be profit to SAFECO. SAFECO expects a profit from this charge.

The Mortality and Expense Risk Charge is guaranteed by SAFECO and cannot be increased.

DEDUCTION FOR CONTINGENT DEFERRED SALES CHARGE

In certain situations that an Owner withdraws all or a portion of his or her Contract Value, a Contingent Deferred Sales Charge (sales load) is deducted from the Withdrawal. This charge reimburses SAFECO for expenses incurred in connection with the promotion, sale and distribution of the Contracts. The Contingent Deferred Sales Charge is imposed on Withdrawals made in the first eight (8) Contract Years. The Contract describes the situations where the Contingent Deferred Sales Charge does not apply. Some of these situations are:
(i) on Transfers between Sub-Accounts, (ii) on the sum of Withdrawals taken in any Contact Year which does not exceed 10% of the Contract Value, (iii) on Withdrawals made under a Settlement Option, (iv) on Systematic Withdrawals over the life expectancy of the Owner or the joint life expectancy of the Owner and Beneficiary under the Systematic Withdrawal Income Plan(TM), (v) on Withdrawals made pursuant to the death of the Owner, or (vi) on Transfers from a Sub-Account to the Fixed Account or on certain Transfers from the Fixed Account to a Sub-Account. (See "Withdrawals and Transfers" and "The Programs.")

The amount of the Contingent Deferred Sales Charge will be based on the following:

                                            Contingent Deferred Sales Charge
                Contract Year              as a Percentage of Amount Withdrawn
                -------------------------  -----------------------------------
                  1                              8% of amount withdrawn
                  2                              7% of amount withdrawn
                  3                              6% of amount withdrawn
                  4                              5% of amount withdrawn
                  5                              4% of amount withdrawn
                  6                              3% of amount withdrawn
                  7                              2% of amount withdrawn
                  8                              1% of amount withdrawn
                  After Contract Year 8          0% of amount withdrawn

The Contingent Deferred Sales Charge assesses a percentage of the amount withdrawn according to the stated schedule. However, total Contingent Deferred Sales Charges collected by SAFECO will not exceed 8.5% of the Purchase Payments made under a Contract.

The commissions paid to registered representatives on the sale of Contracts are not more than 5.8% of the Purchase Payments. In addition, commissions, overrides and bonuses may be paid to SSI's registered representatives and/or other distributors of the Contracts. A bonus dependent upon persistency of funds under the Contracts is one type of bonus that may be paid. Noncash compensation may include accrual of conference travel credits and prizes. To the extent that the Contingent Deferred Sales Charge is insufficient to cover the actual cost of distribution, SAFECO may use any of its corporate assets, including potential profit which may arise from the Mortality and Expense Risk Premium, to make up any difference.

REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE

The amount of the Contingent Deferred Sales Charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Contingent Deferred Sales Charge will be determined by SAFECO after examination of all the relevant factors such as:

     1. The total amount of Purchase Payments to be received. Per Contract sales expenses are likely to be less on larger Purchase Payments than on smaller ones.

     2. Any prior or existing relationship with SAFECO. Per Contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

     3. There may be other circumstances, of which SAFECO is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, SAFECO determines that there will be a reduction in sales expenses, SAFECO may provide for a reduction or elimination of the Contingent Deferred Sales Charge.

The Contingent Deferred Sales Charge may be eliminated when the Contracts are issued to an officer, director or employee of SAFECO or any of its affiliates. In no event will reductions or elimination of the Contingent Deferred Sales Charge be permitted where reductions or elimination will be unfairly discriminatory to any person.

DEDUCTION FOR WITHDRAWAL CHARGE

SAFECO deducts a Withdrawal Charge which is equal to the lesser of $25 or 2% of the amount withdrawn for each Withdrawal (whether it be a partial Withdrawal or a complete Withdrawal) after the first in any Contract Year. No Withdrawal Charge is deducted where the Owner is participating in the Systematic Withdrawal Income Plan(TM) or the Periodic Withdrawal Program subject to certain limitations (see "The Programs") or is exercising a Settlement Option.

DEDUCTION FOR TRANSFER CHARGE

An Owner may make up to twelve (12) Transfers annually without the imposition of any fee or charge. If more than twelve (12) Transfers have been made in a Contract Year, SAFECO reserves the right to assess a Transfer Charge which will be equal to the lesser of $10 or 2% of the amount transferred. Specific requirements may apply to transfers under the Programs. (See "The Programs.")

OTHER EXPENSES

There are other deductions from and expenses paid out of the assets of the Trust and the Funds which are described in the accompanying Trust and Funds Prospectuses. SAFECO may receive compensation from the investment advisers or administrators of the Available Funds consistent with the administrative services rendered to such entities.

                           RIGHTS UNDER THE CONTRACT

OWNER, ANNUITANT AND BENEFICIARY

The Owner has all rights and may receive all benefits under the Contract. Prior to the Annuity Date, the Owner is the person designated in the Application, unless changed. On and after the Annuity Date, the Annuitant is the Owner. The Annuitant is the person on whose life Annuity payments are based and is the person designated in the Application, unless changed.

The Owner may designate a Beneficiary in the Application to receive any proceeds payable due to the death of the Owner. Unless the Owner provides otherwise, the death benefit will be paid in equal shares to all surviving primary Beneficiaries. If the Owner has not provided otherwise and there are no surviving primary Beneficiaries, the death benefit will be paid in equal shares to all surviving contingent Beneficiaries. If the Owner has not provided otherwise and there are no surviving primary or contingent Beneficiaries, the death benefit will be paid to the estate of the Owner.

If the Owner has made an irrevocable Beneficiary designation, no change of Beneficiary is permitted. If the Owner has not made an irrevocable Beneficiary designation, the Owner may file a signed request with SAFECO to change the Beneficiary designation. The change of Beneficiary will be effective upon recording by SAFECO at its Home Office. SAFECO shall not be liable for any payments made or other action taken by

SAFECO before the change in Beneficiary was recorded by SAFECO at its Home Office. A recorded change of Beneficiary will revoke any prior Beneficiary designations. SAFECO will pay any death proceeds to the most recently recorded Beneficiary.

MISSTATEMENT OF AGE

SAFECO may require proof of the age of the Annuitant before making any Life Annuity payment provided for by the Contract. If the age of the Annuitant has been misstated, the amount payable will be the amount that the Contract Value would have provided at the correct age. Once Annuity payments have begun, any underpayments will be made up in one sum with the next Annuity payment. Any overpayment will be deducted from future Annuity payments until the total is repaid.

EVIDENCE OF SURVIVAL

If any benefits under the Contracts are contingent upon the Annuitant being alive on a given date, SAFECO may require evidence satisfactory to SAFECO that such condition continues to be met.

CONTRACT SETTLEMENT

Unless otherwise designated in writing by SAFECO, all sums payable under the Contracts are payable at SAFECO's Home Office. The Contract must be returned to SAFECO upon any settlement.

SUBSTITUTE PAYEE

If SAFECO determines that any person is incapable of personally receiving and giving a valid receipt for any payment due under the Contracts and no claim has been made by a duly appointed guardian, SAFECO may make such payment to any person or institution that SAFECO determines has assumed the care and support of such person. Such payment shall completely discharge the liability of SAFECO with respect to the amount so paid.

ASSIGNMENT

To the extent permitted by law, the Contracts and the benefits or payments under the Contracts are assignable or otherwise transferable.

MODIFICATION OF THE CONTRACTS

The terms and conditions of the Contracts may be amended by written agreement between SAFECO and the Owner by written endorsement or amendment. All agreements made by SAFECO will be signed by the President or one of the Vice Presidents. No other person has power on behalf of SAFECO to amend or modify the Contract, extend any due date, or waive any proof required by the Contract. SAFECO may unilaterally amend the provisions of the Contract as required to conform to any state or federal law which affects the Contract.

TERMINATION OF CONTRACT

All benefit provisions under the Contract continue in force until the Contract Value is completely Withdrawn. Discontinuance of Purchase Payments will not result in termination of the Contract.

                      ANNUITY AND DEATH BENEFIT PROVISIONS

SELECTION AND CHANGE OF SETTLEMENT OPTIONS

The Owner may select or change the Settlement Option or Annuity Date by written notification to SAFECO at its Home Office. In order to be effective, the written notification must be received by SAFECO prior to any Annuity Date previously selected.

PAYMENT OF BENEFITS

SAFECO will, upon the written direction of the Owner, issue an Annuity or make a cash distribution to any person who is entitled to such benefits. SAFECO may rely on the written direction of the Owner and shall not be liable because of any failure to question or challenge such direction regarding the issuance of an Annuity or payment of a cash distribution.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Annuity payments will be paid as monthly installments, except as described below. If the net amount available to apply under any Settlement Option is less than $5,000, SAFECO shall have the right to pay such amount in a lump sum cash distribution. If Annuity payments would be or become less than $250, SAFECO shall have the right to change the frequency of payments to such intervals as will result in payments of at least $250.

DEATH OF OWNER PRIOR TO ANNUITY DATE

The Contract provides for a minimum guaranteed death benefit, provided that SAFECO receives due proof of death in a satisfactory form and election of a Settlement Option prior to six months from the date of the Owner's death. If the due proof of death or the election of a Settlement Option is received later than six months after the date of death of the Owner, SAFECO provides a death benefit that is subject to change based upon investment experience, as discussed below.

On the Valuation Date following receipt at the Home Office of the due proof of death and election of a Settlement Option before the Annuity Date and while the Contract was in force, SAFECO generally will pay to the designated Beneficiary a minimum guaranteed death benefit that is the greater of: (i) the Contract Value on the later of the date of receipt of due proof of death or the election of a Settlement Option; or (ii) the last determined minimum guaranteed death benefit.

The initial minimum guaranteed death benefit is equal to the initial Net Purchase Payment. In those states where approved, the minimum guaranteed death benefit is reset at each eighth Contract Anniversary ("Eight Year Contract Anniversary") to equal the greater of (i) the then current Contract Value or
(ii) the current minimum guaranteed death benefit. The greater of the two values becomes the new minimum guaranteed death benefit. The minimum guaranteed death benefit is fixed for the remaining duration of the Contract as of the last Eight Year Contract Anniversary preceding the Owner's 72nd birthday.

If the Contract is owned by joint Owners, the minimum guaranteed death benefit, or any other applicable death benefit, is payable only on the death of the elder Owner. Moreover, following the death of the elder Owner, if the joint Owner elects to continue the Contract, there is no further minimum guaranteed death benefit. The death benefit will be the Contract Value, which reflects Net Purchase Payments and withdrawals. Contract Value is subject to change as a result of investment experience.

Each form of minimum guaranteed death benefit is adjusted to reflect Net Purchase Payments and withdrawals. If an Owner makes withdrawals, the minimum guaranteed death benefit is reset to equal the previous minimum guaranteed death benefit multiplied by the ratio of the Contract Value after the withdrawal to the Contract Value before the withdrawal. The recomputed minimum guaranteed death benefit will be used in determining the new minimum guaranteed death benefit at the next Eight Year Contract Anniversary. This method of adjusting the guaranteed minimum death benefit will be applied if the Owner is participating in the Systematic Withdrawal Income Plan(TM) at the time of death. After the Owner's death, the minimum guaranteed death benefit will be reduced dollar for dollar by any withdrawals by the Beneficiary. The Beneficiary may only make withdrawals at the time of or prior to the election of a Settlement Option.

If due proof of death or the election of a payment option (a Settlement Option or lump sum payment) are made later than six months following the date of the Owner's death, the value as of the six month anniversary of the date of death will apply. Thus, for example, if notification of death is not received until nine (9) months after the date of death, the death benefit under (i) will be calculated as follows:

Upon notification of death, SAFECO will determine what the Contract Value was on the six-month anniversary of the date of death. Assuming that Contract Value was $90,000 on that date and the last determined minimum guaranteed death benefit was $100,000, SAFECO will contribute $10,000 to Contract Value as of that date and will guarantee the portion of the Contract Value attributable to SAFECO's contribution and pay interest thereon at the then prevailing money market rate until the date of election of a payment option. SAFECO will then calculate the effects of investment experience on the portion of the Contract Value existing on the six-month anniversary of the date of death, and hence, the death benefit will consist of the combined value of the guaranteed and nonguaranteed portions of the Contract Value from that six-month anniversary date to the date of election of a payment option. If on the six-month anniversary of the date of death the Contract Value exceeds the last determined minimum guaranteed death benefit, the entire Contract Value will be subject to market risk from that date to the date of election of a payment option and no portion of the Contract Value will be guaranteed. Any withdrawals made by the Beneficiary prior to electing a payment option will be deducted from the death benefit. The Beneficiary bears the risk and enjoys the rewards of negative or positive investment experience on any nonguaranteed portion of the Contract Value during the period from the six-month anniversary of the date of death and the date of election of a payment option. Beneficiaries should be encouraged to promptly notify SAFECO of the Owner's death.

In all cases, SAFECO will pay the Beneficiary a lump sum payment of the death benefit if the election of the Settlement Option is not made within sixty (60) days of the receipt of due proof of death.

With respect to non-qualified Contracts, if the Owner dies on or after the Annuity Date and before the entire value of the Contract has been distributed, any remaining value must be distributed at least as rapidly as the method of distribution in effect at the time of the Owner's death. If the Owner dies before the Annuity Date, generally the entire value under the Contract must be distributed within five years after the date of the Owner's death or must be distributed over the designated Beneficiary's life or over a period not extending beyond the Beneficiary's life expectancy, in equal or substantially equal payments, with payments beginning within one year of the Owner's death.

DEATH OF ANNUITANT

In the event of the Annuitant's death prior to the Annuity Date, the Owner must designate a new Annuitant. If no designation is made within thirty (30) days of notification to SAFECO of the death of the Annuitant, the Owner will become the Annuitant. The election of a Settlement Option must be made by the Beneficiary during the sixty (60) day period commencing with the date of SAFECO's receipt of notice of the Owner's death. If no election is made within the sixty (60) day period, then a single lump sum payment will be made to the Beneficiary. In the event that the Beneficiary is a surviving spouse, the Contract can be continued. Upon the death of a co-Owner, the surviving Owner becomes the designated Beneficiary. Any other named Beneficiary will be a contingent Beneficiary. If the Contract is owned by a non-natural person, the death of the Annuitant will be treated as the death of the Owner.

DEATH OF OWNER AFTER ANNUITY DATE

If the Owner dies on or after a Settlement Option has commenced, payments must continue at least as rapidly as under the method of distribution in effect prior to the Owner's death.

SETTLEMENT OPTIONS

An Annuity may be issued in any of the forms described below, or such other forms which SAFECO agrees to issue under the Contract. Options (a), (b), and (c) are irrevocable once they have begun. Option (d) is irrevocable for the first eight Contract Years, and then may be changed.

     (a) Variable Life Annuity: Monthly payments are made to the Annuitant commencing on the Annuity Date, if he or she is then living, and the last payment is that payment due immediately on or before the Annuitant's death. No death benefit is payable under this option.

     (b) Variable Life Annuity with 120 or 240 Monthly Payments Guaranteed:
         Monthly payments are made to the Annuitant commencing on the Annuity Date. If at the death of the Annuitant the guaranteed number of payments has not been received by the Annuitant, payments will be made to the Beneficiary for the remainder of the guarantee period. The Beneficiary may elect to have the present value of the guaranteed Annuity remaining as of the date the notice of death is received by SAFECO commuted at the assumed investment rate of 4% and paid in a single payment.

     (c) Variable Joint and Survivor Life Annuity: Monthly payments are made to the Annuitant commencing on the Annuity Date. After the death of the Annuitant, payments will be continued to the co-annuitant for as long as he or she lives. The written request for this option must specify the percentage value of monthly payments to continue to the co-annuitant.

     (d) Systematic Withdrawal Income Plan(TM): A specified number of whole or partial Accumulation Units are liquidated for payment to the Annuitant on a monthly, quarterly, or annual basis. The number to be liquidated during a given year shall be a sufficient number so as to be expected to deplete the Contract over the life expectancy of the Annuitant or the joint life expectancy of the Annuitant and the Beneficiary, with at least 50% of the payments expected to be made during the Annuitant's life. Systematic Withdrawal Income Plan is a trademark of SAFECO Life Insurance Company.

If, as of the Annuity Date, a Settlement Option has not been selected, SAFECO will make payments under Option (b) with 120 monthly payments guaranteed.

Similar fixed annuity Settlement Options are available with respect to the monies held in the Fixed Account.

MORTALITY AND EXPENSE GUARANTEE

SAFECO guarantees that the dollar amount of each Variable Annuity payment made after the first payment will not be affected by variations in mortality experience or expenses.

                           WITHDRAWALS AND TRANSFERS

WITHDRAWALS

SAFECO, upon written request to it by the Owner, will allow the Withdrawal of all or a portion of the Contract Value. Withdrawals will result in the cancellation of Accumulation Units from each applicable Sub-Account of the Separate Account or a reduction in the Fixed Account Value in the ratio that the Sub-Account Value and/or the Fixed Account Value bears to the total Contract Value. The Owner must specify in writing in advance which units are to be canceled or values are to be reduced if other than the above-mentioned method of cancellation is desired. SAFECO will pay the amount of any Withdrawal from the Separate Account within seven (7) days of receipt of a request, unless the "Suspension of Payments or Transfers" provision is in effect (see "Suspension of Payments or Transfers" below). SAFECO retains the right to defer the payment of Withdrawals from the Fixed Account for a period of six (6) months after receiving a Withdrawal request. (See also "The Programs.")

The minimum Withdrawal allowed is the lesser of $250 or the Contract Value. If any Withdrawal reduces the remaining balance in a Sub-Account or the Fixed Account to less than $500 ($1,000 in Maine, South Carolina and Texas), the remaining balance will also be withdrawn.

Upon a Withdrawal, the number of Accumulation Units remaining under the Contract will be reduced by the number of such units equal to the total of the Withdrawal, including applicable charges and taxes, including income taxes withheld.

Certain tax withdrawal penalties and restrictions may apply to withdrawals from the Contracts. (See "Tax Status.") For Contracts purchased in connection with 403(b) plans, the Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Owner: (1) attains age 59 1/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship.

However, withdrawals for hardship are restricted to the portion of the Owner's Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or transfers between certain Qualified Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

TRANSFERS

An Owner may transfer Contract Values among Sub-Accounts up to twelve (12) times annually without the imposition of any fee or charge. If more than twelve (12) Transfers have been made in a Contract Year, SAFECO reserves the right to assess a Transfer Charge which will be equal to the lesser of $10 or 2% of the amount transferred. The minimum Transfer from a Sub-Account must be at least $500, except in the case of Automatic Transfers (described below). If the Sub-Account from which the Transfer is being made contains less than $500, or is reduced to less than $500 after a Transfer, the Owner's entire interest in the Sub-Account will be transferred. The minimum Transfer into a Sub-Account must be at least $50.

Upon a Transfer from a Sub-Account, the number of Accumulation Units remaining under that Sub-Account will be reduced by the number of such units equal to the total of the requested Transfer, including applicable charges and taxes. Transfers will be effected during the Valuation Period next following receipt by SAFECO of a written transfer request (or by telephone, if authorized) containing all required information. (See "Transfers by Written Request" and "Transfers by Telephone," below.)

Transfers out of the Fixed Account are limited to a minimum of at least $500 (or, if less, the entire amount in the Fixed Account) and a maximum of 10% of the Contract Value in the Fixed Account in each Contract Year. Transfers into the Fixed Account must be at least $50. In the alternative, an Owner may elect, once per Contract Year, to have pre-established automatic monthly or quarterly transfers made from the Fixed Account. (See "Other Services".) Transfers also may be effected under certain of the Programs and certain specific limitations on transfers may apply under the Programs.

          TRANSFERS BY WRITTEN REQUEST

          Contract Values may be transferred by writing SAFECO at the address on the cover page of this Prospectus and specifying the Contract number, the amount to be transferred, and the Sub-Accounts to be effected. The request must be signed by the Owner or a third party to whom the Owner has given appropriate authority. SAFECO must have a copy of the document granting such authority. Transfers will be effected during the Valuation Period next following receipt by SAFECO of the written transfer request.

          TRANSFERS BY TELEPHONE

          If the Owner has previously elected in writing the privilege of making transfers by telephone, SAFECO will accept transfer instructions by telephone from the Owner or a third party to whom the Owner has given appropriate authority. SAFECO must have a copy of the document granting such authority. Withdrawals will not be processed by telephone.

          SAFECO will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including tape recording all telephone instructions, requiring some form of personal identification prior to acting upon instructions received by telephone and confirming in writing all such transactions. If SAFECO fails to take such reasonable procedures, it may be liable for any losses due to unauthorized or fraudulent instructions.

          SAFECO reserves the right to refuse telephone transfers when it is unable to confirm to its satisfaction that a caller is the Owner or a preauthorized third party. SAFECO is not responsible for the authenticity of telephone instructions or for acting on the telephone instructions of persons who falsely identify themselves as Owners or preauthorized third parties.

          To transfer by telephone, call 1-800-899-5280. Transfer directions must specify the Contract number, the amount to be transferred and the Sub-Accounts which are to be effected. (See also "The Programs," below.)

SUSPENSION OF PAYMENTS OR TRANSFERS

SAFECO reserves the right to suspend or postpone payments for a Withdrawal or Transfer with respect to the Separate Account for any period when:

       (i) The New York Stock Exchange is closed (other than customary weekend and holiday closings);

      (ii) Trading on the New York Stock Exchange is restricted, as determined by the rules and regulations of the Securities and Exchange Commission;

     (iii) An emergency exists as a result of which disposal of securities held in the Separate Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets, as determined by the rules and regulations of the Securities and Exchange Commission; or

      (iv) During any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners provided that applicable rules and regulations of the Securities and Exchange Commission will govern as to whether the conditions described in (ii) and (iii) exist.

                                 OTHER SERVICES

THE PROGRAMS

SAFECO offers several investment related programs which are available only prior to the Annuity Date: Dollar Cost Averaging; Automatic Transfers; Appreciation or Interest Sweeps; Sub-Account Rebalancing; Systematic Investment; and Periodic Withdrawal Programs. Certain of the Programs are alternatives with respect to any one Sub-Account; other Programs may be combined. Thus, the Dollar Cost Averaging Program, the Automatic Transfer Program and the Appreciation or Interest Sweep Program are alternatives with respect to the selected Sub-Account, and in all cases with respect to the Fixed Account. However, the Sub-Account Rebalancing Program may be combined with each of the other Programs, but it is not available with respect to the Fixed Account. Under each Program, the related transfers between and among Sub-Accounts and the Fixed Account are not counted as one of the twelve free transfers. However, if an Owner executes an unrelated voluntary transfer from the Sub-Account participating in a Program, other than the Sub-Account Rebalancing Program, the Program will be terminated for the remainder of the Contract Year. In addition, if a Program is terminated before six Program transfers have occurred, the six Program transfers are counted as part of the twelve free transfers. If the balance in a Sub-Account would be less than $500 as a result of a transfer pursuant to one of these Programs, other than the Appreciation or Interest Sweep and Sub-Account Rebalancing Programs, then the entire balance in that Sub-Account will also be transferred. Each of the Programs has its own requirements, as discussed below. Some of the Programs described herein may not be immediately available in states that have not yet approved the corresponding Contract endorsements.

If the Owner has submitted the required telephone authorization form, certain changes may be made by telephone. For those programs involving transfers, Owners may change instructions by telephone with regard to which Sub-Accounts or the Fixed Account Contract Value may be transferred. If SAFECO does not employ reasonable verification procedures to confirm that instructions communicated by telephone are genuine, it may be liable for any losses arising out of any action on its part or any failure or omission to act as a result of its own negligence, lack of good faith, or willful misconduct.

DOLLAR COST AVERAGING PROGRAM

SAFECO offers a Dollar Cost Averaging Program during the Accumulation Period whereby an Owner may predesignate a portion of any Sub-Account's Contract Value or the Fixed Account's Contract Value to be automatically transferred on a monthly or quarterly basis to one or more of the other Sub-Accounts or to the Fixed Account. The amount to be transferred may be expressed as a set dollar amount or as a percentage of the Contract Value in the selected Sub-Account or the Fixed Account. Transfers from the Fixed Account are subject to a maximum of 1.33% monthly or 4% quarterly of the Contract Value in the Fixed Account at the time of the initial transfer. Upon election of the Dollar Cost Averaging Program the limitations on transfers from the Fixed Account will be calculated. The resultant limitations will apply for the entire duration of participation in this Program. Each Dollar Cost Averaging transfer is subject to a minimum transfer of fifty dollars ($50).

The Dollar Cost Averaging Program is available for Purchase Payments and for Contract Value transferred into any Sub-Account. An Owner may enroll in this Program at the time the Contract is issued or anytime thereafter by properly completing the Dollar Cost Averaging enrollment form and returning it to SAFECO at its Home Office at least ten (10) business days prior to the first business day of the month, which is the date that all Program transfers will be made ("Transfer Date"). This Program must be elected for at least a six (6) month period.

If the Contract Value in the participating Sub-Account or the Fixed Account does not equal or exceed the amount designated to be transferred on each Transfer Date, Dollar Cost Averaging will cease automatically and the remaining amount will be transferred.

Dollar Cost Averaging will terminate when (i) the designated monthly or quarterly amounts of transfers have been completed, (ii) the Owner requests termination in writing and such writing is received at the Home Office at least ten (10) business days prior to the next Transfer Date in order to cancel the transfer scheduled to take effect on such date, (iii) the Owner effects any other transfer from the participating Sub-Account or the Fixed Account while the Dollar Cost Averaging Program is in effect, or (iv) the Contract is surrendered. In addition, if any transfer or withdrawal has been made from the Fixed Account during the Contract Year, the Dollar Cost Averaging Program may not be established through the Fixed Account for that Contract Year.

An Owner may initiate, reinstate or change the Dollar Cost Averaging terms by properly completing a new enrollment form and returning it to the Home Office at least ten (10) business days prior to the next Transfer Date such transfer is to be made.

When utilizing Dollar Cost Averaging an Owner may be invested in either a Sub-Account or the Fixed Account and may be invested in any other Sub-Accounts or the Fixed Account at any given time.

AUTOMATIC TRANSFER PROGRAM

The Automatic Transfer Program is identical to the Dollar Cost Averaging Program in all respects other than with regard to the limitations on transfers from the Fixed Account. The limitations on transfers from the Fixed Account are recalculated annually. Transfers from the Fixed Account are limited to 1.5% monthly and 4.5% quarterly.

APPRECIATION OR INTEREST SWEEP PROGRAM

An Owner may enroll in the Appreciation or Interest Sweep Program through either or both the SAFECO Resource Money Market Sub-Account or the Fixed Account. Enrollment is limited to Owners whose total Contract Value is greater than $10,000. Under the Program, if appreciation of Contract Value in the SAFECO Resource Money Market Sub-Account or credited interest earned on Contract Value in the Fixed Account ("Earnings") is greater than 10%, the Earnings up to 10% of the Contract Value in the Fixed Account or the SAFECO Resource Money Market Sub-Account, respectively, will be transferred to any of the Sub-Accounts, other than the SAFECO Resource Money Market Sub-Account. Earnings in the SAFECO Resource Money Market Sub-Account may not be transferred to the Fixed Account. In no event may the total Contract Value transferred from the Fixed Account in each Contract Year exceed a total of 10% of the Contract Value for each such Contract Year in the Fixed Account computed at the time of the transfer. Moreover, the Program may not be instituted for the Fixed Account in any Contract Year during which transfers or withdrawals have been made from the Fixed Account. Transfers under this Program will be processed monthly, quarterly or annually on the Transfer Date.

SUB-ACCOUNT REBALANCING PROGRAM

In accordance with the Owner's election of the relative purchase payments percentage allocations, SAFECO will automatically rebalance the Contract Value of each variable Sub-Account either quarterly, semi-annually, or annually. SAFECO will automatically rebalance the Contract Value in each of the Sub-Accounts to match the current purchase payments percentage allocations as of the first Transfer Date during the period selected. Enrollment is limited to Owners whose total Contract Value is greater than $10,000 at the time the Program is selected. The Program may be terminated at any time and the percentages may be altered by written authorization. The requested change must be received at the Home Office ten (10) days prior to the Transfer Date. If the Owner terminates the Program, a new Program may not be instituted until the next Contract Year. Since each sub-account invests in a corresponding underlying portfolio this Program may sometimes be referred to as "Portfolio Rebalancing Program."

SYSTEMATIC INVESTMENT PROGRAM

Purchase Payments may be made by monthly draft against the bank account of any Owner that has completed and returned to SAFECO a Systematic Investment Program application and authorization form. The application and authorization form may be obtained from SAFECO or from the sales representative. Each Systematic Investment Program Purchase Payment is subject to a minimum of one hundred dollars ($100).

PERIODIC WITHDRAWAL PROGRAM

SAFECO will make monthly, quarterly or annual distributions of a predetermined dollar amount to an Owner that has enrolled in the Periodic Withdrawal Program. The Periodic Withdrawal Program is to be distinguished from the Systematic Withdrawal Income Plan(TM). (See "Settlement Options.") Under the Program, all distributions will be made directly to the Owner and will be treated for federal tax purposes as any other withdrawal or distribution of Contract Value. (See "Tax Status.") An Owner may specify the amount of each withdrawal, subject to a minimum of $250. In each Contract Year, up to 10% of Contract Value may be withdrawn without the imposition of any Contingent Deferred Sales Charge. If withdrawals pursuant to the Program are greater than 10% of Contract Value in any Contract Year, the amount of the withdrawals greater than 10% will be subject to the applicable Contingent Deferred Sales Charge. Any ad hoc withdrawals an Owner makes during a Contract Year will be aggregated with withdrawals pursuant to the Program to determine the applicability of any Contingent Deferred Sales Charge. If the frequency of withdrawals under the Program is greater than annually, SAFECO will charge an annual fee of the lesser of 2% of the amount withdrawn or $25 to compensate it for the added administrative costs.

Unless the Owner specifies the Sub-Account or Sub-Accounts or the Fixed Account from which withdrawals of Contract Value shall be made or if the amount in a specified Sub-Account is less than the predetermined amount, SAFECO will make withdrawals under the Program from the Sub-Accounts and the Fixed Account in amounts proportionate to the amounts in the Sub-Accounts and the Fixed Account. Withdrawals are subject to the applicable minimum Sub-Account balances. All withdrawals under the Program will be effected by canceling the number of Accumulation Units equal in value to the amount to be distributed to the Owner and any applicable Contingent Deferred Sales Charge.

The Program may be combined with all other Programs except those entailing transfers or withdrawals from the Fixed Account. However, the Owner may terminate such other program and may begin participation in the Program on the first day of the next Contract Year.

It may not be advisable to participate in the Program and incur a Contingent Deferred Sales Charge when making additional Purchase Payments under the Contract.

                                   TAX STATUS

The following description is based upon SAFECO's understanding of current federal income tax law applicable to annuities in general. SAFECO cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. SAFECO does not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described in this Prospectus may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

GENERAL

Section 72 of the Code governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment, a withdrawal or as annuity payments under the Settlement Option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed at ordinary income tax rates on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the Purchase Payments, while for Qualified Contracts there may be no cost basis.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. The exclusion amount for payments based on a fixed annuity is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amounts equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of
Section 72 of the Code resulting in the annuity payments being fully includable in taxable income. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

SAFECO is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from SAFECO and its operations form a part of SAFECO.

DIVERSIFICATION

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg. 1.817-5), which established diversification requirements for the investment portfolios underlying variable contracts such as the Contracts.

The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

SAFECO intends that all Portfolios of the Trust and the Funds underlying the Contracts will be managed in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owner being retroactively determined to be the owner of the assets of the Separate Account.

Due to the uncertainty in this area, SAFECO reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

MULTIPLE CONTRACTS

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

TAX TREATMENT OF ASSIGNMENTS

An assignment or pledge of a Contract may be a taxable event. Owners should therefore consult competent tax advisers should they wish to assign or pledge their Contracts.

INCOME TAX WITHHOLDING

All distributions or any portion(s) thereof which are includable in the gross income of the Owner are subject to Federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Effective January 1, 1993, certain distributions from retirement plans qualified under Section 401 or Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for Federal income tax. The 20% withholding requirement does not apply to: a) distributions for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary; or b) distributions for a specified period of 10 years or more; or c) distributions which are required minimum distributions. Participants should consult their own tax counsel or other tax advisor regarding withholding.

TAX TREATMENT OF WITHDRAWALS -- NON-QUALIFIED CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includable in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals -- Qualified Contracts" below.)

QUALIFIED PLANS

The Contracts offered by this Prospectus are designed to be suitable for use under various types of Qualified Plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. Contract Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available as described in this Prospectus. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals -- Qualified Contracts", below.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by SAFECO in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

a.   Tax-Sheltered Annuities

     Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includable in the gross income of the employees until the employees receive distributions from the Contracts. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals -- Qualified Contracts" below.) Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

b.   Individual Retirement Annuities

     Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals -- Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

c.   Deferred Compensation Plans

     Section 457 of the Code permits governmental and certain other tax exempt Employers to establish deferred compensation plans for the benefit of their Employees. The Code establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the Employees will not be includable in the Employees' gross income until distributed from the plan.

TAX TREATMENT OF WITHDRAWALS -- QUALIFIED CONTRACTS

Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 403(b) (Tax-Sheltered Annuities) and 408(b) (Individual Retirement Annuities). To the extent amounts are not includable in gross income because they have been rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) distributions to an Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; and (f) distributions made to an alternate payee pursuant to a qualified domestic relations order. The exceptions stated in (d), (e) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in (c) above applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

Generally, distributions from a Qualified Plan must commence no later than April 1 of the calendar year, following the year in which the employee attains age
70 1/2. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required maximum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed. In addition, distributions in excess of $150,000 per year in the case of periodic distributions and in excess of $750,000 in the case of lump sum distributions may be subject to an additional 15% excise tax unless an exemption applies.

TAX-SHELTERED ANNUITIES -- WITHDRAWAL LIMITATIONS

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Owner: (1) attains age 59 1/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Owner's Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or transfers between certain Qualified Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

Generally, any gain in the Contract will be taxed currently to the Owner if the Contract is not held for the benefit of a natural person. Such Contracts generally will not be treated as annuities for federal income tax purposes.

                               LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account, SAFECO Securities, Inc. or PNMR Securities, Inc. is a party. SAFECO is engaged in various kinds of litigation which, in the opinion of SAFECO, is not of material importance in relation to the total capital and surplus of SAFECO.

                            TABLE OF CONTENTS OF THE
                      STATEMENT OF ADDITIONAL INFORMATION

                                                                                        PAGE
                                                                                        ----
ANNUITY PROVISIONS....................................................................    3
  General.............................................................................    3
  Annuity Unit........................................................................    3
  Assumed Investment Factor...........................................................    3
  Variable Annuity Payment Calculation................................................    3
ADDITIONAL PERFORMANCE INFORMATION....................................................    3
  Performance Comparisons.............................................................    3
  Performance Information.............................................................    3
     Yields...........................................................................    3
     Total Returns....................................................................    4
EXPERTS...............................................................................    5
FINANCIAL STATEMENTS..................................................................    5

                                     PART B
                                     ------

                       STATEMENT OF ADDITIONAL INFORMATION

                      STATEMENT OF ADDITIONAL INFORMATION

                         SAFECO LIFE INSURANCE COMPANY

                              GENERAL INFORMATION

                                     SAFECO

SAFECO Life Insurance Company (SAFECO) is a wholly-owned subsidiary of SAFECO Corporation which is a holding company whose subsidiaries are engaged primarily in insurance and financial services businesses.

During the establishment of the Separate Account, SAFECO contributed capital to the Separate Account which was immediately invested in the SAFECO Resource Series Trust (Trust). At December 31, 1996, SAFECO's contribution represented 39.7% and 58.7% of the value of the SAFECO Resource Bond and SAFECO Resource Money Market Sub-Accounts, respectively. SAFECO may remove all or a portion of these amounts at anytime. However, SAFECO will attempt to minimize any potential material adverse effect such withdrawals may have on contractholder values.

               SAFEKEEPING OF THE ASSETS OF THE SEPARATE ACCOUNT

SAFECO holds the assets of the Separate Account. The assets are kept segregated and held separate and apart from the general account assets of SAFECO. SAFECO maintains records of all Separate Account purchases and redemptions of the shares of each Portfolio of SAFECO Resource Series Trust (Trust), Federated Insurance Series, Lexington Emerging Markets Fund, Inc., the Lexington Natural Resources Trust, Scudder Variable Life Investment Fund and American Century Variable Portfolios, Inc.

                              INDEPENDENT AUDITORS

Ernst & Young LLP, 999 Third Avenue, Suite 3500, Seattle, Washington 98104, is the independent auditor of the financial statements of SAFECO Life Insurance Company and Subsidiaries and SAFECO Resource Variable Account B.

                                  DISTRIBUTOR

Currently, SAFECO Securities, Inc. (SSI), acts as the principal underwriter for the Contracts. The offering is on a continuous basis. Prior to April 29, 1994, PNMR Securities, Inc. (PNMR) acted as the principal underwriter for the Contracts. SSI and PNMR are both wholly-owned subsidiaries and affiliates of SAFECO. For the years ended 1994, 1995 and 1996, PNMR, through SSI, received $1,640,855, $2,318,815 and $2,695,859 in commissions for the distribution of certain annuity contracts sold in connection with the Separate Account of which no payments were retained.

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus for the Individual Single Purchase Payment Deferred Variable Annuity Contracts.

The Prospectus concisely sets forth information that a prospective investor should know before investing. For a copy of the Prospectus, call 1-800-426-7649 or write to SAFECO Life Insurance Company, Annuity Service Office, Retirement Services Department, P.O. Box 34690, Seattle, Washington 98124-1690.

This Statement of Additional Information and the Prospectus are both dated May 1, 1997.

                               TABLE OF CONTENTS

                                                                                        PAGE
                                                                                        ----
ANNUITY PROVISIONS....................................................................    3
  General.............................................................................    3
  Annuity Unit........................................................................    3
  Assumed Investment Factor...........................................................    3
  Variable Annuity Payment Calculation................................................    3
ADDITIONAL PERFORMANCE INFORMATION....................................................    3
  Performance Comparisons.............................................................    3
  Performance Information.............................................................    3
     Yields...........................................................................    3
     Total Returns....................................................................    4
EXPERTS...............................................................................    5
FINANCIAL STATEMENTS..................................................................    5

                               ANNUITY PROVISIONS

GENERAL

The Settlement Options and related provisions are described in the Prospectus.

ANNUITY UNIT

The value of the Annuity Unit is determined by multiplying the value of the Annuity Unit for the immediately preceding Valuation Period by the Net Investment Factor for the Valuation Period for which the value is being calculated, and dividing the result by the Assumed Investment Factor for such Valuation Period.

ASSUMED INVESTMENT FACTOR

The Assumed Investment Factor for a one day Valuation Period is 1.00010746. This factor neutralizes the assumed investment return of 4% in the Variable Annuity purchase rate table in the Contract.

VARIABLE ANNUITY PAYMENT CALCULATION

A Variable Annuity is an Annuity with payments which are not predetermined as to dollar amount. Payments will vary in accordance with the net investment results of the Separate Account. The dollar amount of the first monthly Variable Annuity payment under Settlement Options (a), (b) or (c), will be determined by applying the Contract Value (after deduction for premium taxes, if applicable), as of the 15th day of the preceding month, to the Variable Annuity purchase rate table in the Contract. The number of Annuity Units to be credited to the Annuitant will be determined by dividing the first monthly payment by the Annuity Unit value calculated as of the 15th day of the preceding month. This number of Annuity Units remains fixed during the Annuity payment period. The dollar amount of each Variable Annuity payment after the first shall be determined by multiplying the number of Annuity Units credited to the Annuitant by the Annuity Unit value as of the 15th day of the preceding month.

                       ADDITIONAL PERFORMANCE INFORMATION

STANDARDIZED COMPUTATION OF PERFORMANCE

PERFORMANCE COMPARISONS. Performance Information for a Sub-Account may be compared, in reports and advertising, to: (i) Standard & Poor's Stock Index, Dow Jones Industrial Averages, Donahue Money Market Institutional Averages, or other unmanaged indices generally regarded as representative of the securities markets; (ii) other Variable Annuity separate accounts or other investment products traced by Lipper Analytical Services, Inc., the Variable Annuity Research and Data Service, or Morningstar, Inc., which are widely used independent research firms that rank mutual funds and other investment companies by overall performance, investment objectives and assets; and (iii) the Consumer Price Index (a measure of inflation) to assess the real rate of return from an investment in a Contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges, investment management costs, brokerage costs and other transaction costs that are normally paid when directly investing in securities.

Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration. Reports and advertising also may contain other information, including the ranking of any Sub-Account derived from rankings of Variable Annuity separate accounts or other investment products traced by Lipper Analytical Services, Inc. or by rating services, companies, publications, or other persons which rank separate accounts or other investment products on overall performance or other criteria.

PERFORMANCE INFORMATION

YIELDS. Some Sub-Accounts may advertise yields. Yields quoted in advertising reflect the change in value of a hypothetical investment in the Sub-Account over a stated period of time, not taking in to account capital gains or losses or the imposition of any Contingent Deferred Sales Charge. Yields are annualized and stated as a percentage.

Current yield and effective yield are calculated for the SAFECO Resource Money Market Sub-Account. Current Yield is based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular seven
(7) day period, less a hypothetical charge reflecting deductions from values during the period (the base period), and stated as a percentage of the investment at the start of the base period (the base period return). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. Effective yield assumes that all dividends received during an annual period have been reinvested. This compounding effect causes effective yield to be higher than current yield. Calculation of effective yield begins with the same base period return used in the calculation of current yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

             Effective Yield = [(Base Period Return + 1)365/7] - 1

Yield for the SAFECO Resource Bond Sub-Account and Federated High Income Bond Sub-Account is based on all investment income (including dividends and interest) per accumulation unit earned during a particular thirty (30) day period, less expenses accrued during the period (net investment income). Yield is computed by dividing net investment income by the value of an accumulation unit on the last day of the period, according to the following formula:

                         Yield = 2[((a-b)/cd + 1)6 - 1]

where a = net investment income earned during the period by the corresponding Available Fund portfolio, b = expenses accrued for the period (net of any reimbursements), c = the average daily number of accumulation units outstanding during the period, and d = the value (maximum offering price) per accumulation unit on the last day of the period.

TOTAL RETURNS. Total return reflects all aspects of a Sub-Account's return, including the automatic reinvestment by the Sub-Account of all distributions and the deduction of all applicable charges to the Sub-Account on an annual basis, including mortality and expense risk charges, the Annual Administration Maintenance Charge, the Asset Related Administration Charge, and any other charges against Contract Value. Quotations also will assume a termination (surrender) at the end of the particular period and reflect the deduction of the Contingent Deferred Sales Charge, if applicable. Additional quotations may be given that do not assume a termination (surrender) and do not take into account deduction of the Contingent Deferred Sales Charge, since the Contracts are intended as long-term products.

From time to time, non-standardized total return figures may accompany the standardized figures. Non-standardized total return figures may be calculated in a variety of ways including but not necessarily limited to different time periods, different initial investment amounts, additions of periodic payments, use of time weighted average annual returns which take into consideration the length of time each investment has been on deposit, and without the Administration Charge and/or with or without the Contingent Deferred Sales Charge. Non-standardized figures may cause the performance of the Sub-Accounts to appear higher than performance calculated using standard parameters.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical investment in the Sub-Account over certain periods, including 1, 5, and 10 years (up to the life of the Sub-Account), and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Investors should realize that the Sub-Account's experience is not constant over time, but changes from year to year, and that the average annual returns represent averaged figures as opposed to the year-to-year performance of a Sub-Account. Average annual returns are calculated pursuant to the following formula: P(1 + T)(n) = ERV, where P is a hypothetical initial payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the withdrawal value at the end of the period.

Cumulative total returns are unaveraged and reflect the simple change in value of a hypothetical investment in the Sub-Account over a stated period of time.

                                    EXPERTS

The financial statements of SAFECO Resource Variable Account B and SAFECO Life Insurance Company and Subsidiaries appearing in the Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, to the extent indicated in their reports thereon also appearing in the Statement of Additional Information. Such financial statements have been included herein in reliance on their reports given on the authority of such firm as experts in accounting and auditing.

                              FINANCIAL STATEMENTS

The consolidated financial statements of SAFECO Life Insurance Company and Subsidiaries included herein should be considered only as bearing upon the ability of SAFECO to meet its obligations under the Contracts.

                              FINANCIAL STATEMENTS

                       SAFECO RESOURCE VARIABLE ACCOUNT B

                               TABLE OF CONTENTS

                                                                                        PAGE
                                                                                        -----
Report of Ernst & Young LLP, Independent Auditors.....................................     7
Statement of Assets and Liabilities as of December 31, 1996...........................     8
Statement of Operations for the periods ended December 31, 1996.......................    10
Statements of Changes in Net Assets for the periods ended December 31, 1996 and the
  year ended December 31, 1995........................................................    12
Notes to Financial Statements (including accumulation unit data)......................    15

                          REPORT OF ERNST & YOUNG LLP,
                              INDEPENDENT AUDITORS

TO THE BOARD OF DIRECTORS OF SAFECO LIFE INSURANCE COMPANY AND
PARTICIPANTS OF SAFECO RESOURCE VARIABLE ACCOUNT B

We have audited the accompanying statements of assets and liabilities of the Sub-Accounts of SAFECO Resource Variable Account B (comprising, respectively, the SAFECO Resource Equity, SAFECO Resource Growth, SAFECO Resource Northwest, SAFECO Resource Bond, SAFECO Resource Money Market, Scudder International, Scudder Balanced, Lexington Natural Resources, Lexington Emerging Markets, Federated Utility, Federated High Income Bond, and Federated International Equity Sub-Accounts) as of December 31, 1996, and the related statements of operations, the statements of changes in net assets, and the accumulation unit data for each of the periods indicated therein. These financial statements and accumulation unit data are the responsibility of the SAFECO Resource Variable Account B's management. Our responsibility is to express an opinion on these financial statements and accumulation unit data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and accumulation unit data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and accumulation unit data. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with SAFECO Resource Series Trust, Scudder Variable Life Investment Fund, Lexington Natural Resources Trust, Lexington Emerging Markets Fund, Inc., and Federated Insurance Series. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and accumulation unit data referred to above present fairly, in all material respects, the financial position of each of the respective Sub-Accounts of SAFECO Resource Variable Account B as listed above at December 31, 1996, the results of their operations, the changes in their net assets, and the accumulation unit data for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                                 /s/ ERNST & YOUNG LLP
Seattle, Washington
January 31, 1997

December 31, 1996
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

                                                                   SUB-ACCOUNTS
                                           ------------------------------------------------------------
                                            SAFECO       SAFECO       SAFECO       SAFECO       SAFECO
        AS OF DECEMBER 31, 1996             EQUITY       GROWTH         NW          BOND         MMKT
-------------------------------------------------------------------------------------------------------
                                           -- (In Thousands, Except Per-Unit and Per Share Amounts) --
ASSETS:
  Investments in underlying Portfolios:
  Investments, at cost                     $118,571     $40,221      $ 2,471      $ 9,443      $ 5,104
                                           ========     ========     ========     ========     ========
  Shares owned                               6,101        2,344          219          844        5,104
  Net asset value per share                $ 21.75      $ 19.26      $ 12.12      $ 10.75      $  1.00
                                           --------     --------     --------     --------     --------
  Investments, at value                    132,704       45,154        2,652        9,073        5,104
  Cash                                          26            2           --            2            1
                                           --------     --------     --------     --------     --------
    Total assets                           132,730       45,156        2,652        9,075        5,105

LIABILITIES:
  Mortality and expense risk charge
    payable                                    146           48            3           10            6
  Fees payable                                  26            2           --            2            1
                                           --------     --------     --------     --------     --------
    Total liabilities                          172           50            3           12            7
                                           --------     --------     --------     --------     --------
NET ASSETS                                 $132,558     $45,106      $ 2,649      $ 9,063      $ 5,098
                                           ========     ========     ========     ========     ========
ACCUMULATION UNITS OUTSTANDING               3,328        1,666          221          504          341
                                           ========     ========     ========     ========     ========
ACCUMULATION UNIT VALUE*
  (Net assets divided by accumulation
    units outstanding)                     $39.829      $27.082      $11.968      $17.991      $14.944
                                           ========     ========     ========     ========     ========

* Redemption price per unit is the unit value less any applicable contingent deferred sales charge.

                       See Notes to Financial Statements

                                              SAFECO RESOURCE VARIABLE ACCOUNT B
--------------------------------------------------------------------------------

                                                                                   SUB-ACCOUNTS
                                           -----------------------------------------------------------------------------------------
                                                                  LEXINGTON     LEXINGTON                   FEDERATED
                                           SCUDDER    SCUDDER       NATURAL      EMERGING      FEDERATED       HIGH        FEDERATED
                                            INT'L       BAL        RESOURCES      MARKETS       UTILITY       INCOME         INT'L
                                       ---------------------------------------------------------------------------------------------
                                                         -- (In Thousands, Except Per-Unit and Per Share Amounts) --
ASSETS:
  Investments in underlying Portfolios:
  Investments, at cost                      $12,236    $ 6,773      $   346       $   206       $   260       $   111       $    42
                                           ========   ========     ========      ========      ========      ========      ========
  Shares owned                                1,049        628           27            20            24            11             4
  Net asset value per share                 $ 13.25    $ 11.61      $ 14.29       $ 10.08       $ 11.81       $ 10.24       $ 11.16
                                           --------   --------     --------      --------      --------      --------      --------
  Investments, at value                      13,902      7,288          384           200           280           115            43
  Cash                                            1         --           --            --            --            --            --
                                           --------   --------     --------      --------      --------      --------      --------
    Total assets                             13,903      7,288          384           200           280           115            43

LIABILITIES:
  Mortality and expense risk charge
    payable                                      15          8           --            --            --            --            --
  Fees payable                                    1         --           --            --            --            --            --
                                           --------   --------     --------      --------      --------      --------      --------
    Total liabilities                            16          8           --            --            --            --            --
                                           --------   --------     --------      --------      --------      --------      --------
NET ASSETS                                  $13,887    $ 7,280      $   384       $   200       $   280       $   115       $    43
                                           ========   ========     ========      ========      ========      ========      ========
ACCUMULATION UNITS OUTSTANDING                1,061        523           27            20            23            11             4
                                           ========   ========     ========      ========      ========      ========      ========
ACCUMULATION UNIT VALUE*
  (Net assets divided by accumulation
    units outstanding)                      $13.083    $13.919      $14.169       $ 9.968       $12.106       $10.933       $11.052
                                           ========   ========     ========      ========      ========      ========      ========

* Redemption price per unit is the unit value less any applicable contingent deferred sales charge.


                       See Notes to Financial Statements

December 31, 1996
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

                                            SUB-ACCOUNTS
                                            ------------------------------------------------------------
                                                           PERIOD ENDED DECEMBER 31, 1996
                                             SAFECO       SAFECO       SAFECO       SAFECO       SAFECO
                                            EQUITY*      GROWTH*        NW*         BOND*        MMKT*
                                            ------------------------------------------------------------
                                                               -- ($ in Thousands) --
INVESTMENT INCOME:
  Income dividends and capital gain
    distributions                           $12,467      $ 3,680      $    18      $   495      $   241

EXPENSES:
  Mortality and expense risk charge           1,394          395           30          111           63
                                            --------     --------     --------     --------     --------
NET INVESTMENT INCOME (LOSS)                 11,073        3,285          (12)         384          178

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain (loss) on
    investments                               4,626        1,462           66          (20)           -
  Net change in unrealized appreciation       7,840        3,825          175         (425)           -
                                            --------     --------     --------     --------     --------
NET GAIN (LOSS) ON INVESTMENTS               12,466        5,287          241         (445)           -
                                            --------     --------     --------     --------     --------
NET CHANGE IN NET ASSETS RESULTING
  FROM OPERATIONS                           $23,539      $ 8,572      $   229      $   (61)     $   178
                                            ========     ========     ========     ========     ========

* For the year ended December 31, 1996.

+ For the period February 15, 1996 (inception date) through December 31, 1996.

                       See Notes to Financial Statements

                                              SAFECO RESOURCE VARIABLE ACCOUNT B
--------------------------------------------------------------------------------

                                                                             SUB-ACCOUNTS
                                         -------------------------------------------------------------------------------------------
                                                                      PERIOD ENDED DECEMBER 31, 1996
                                                                   LEXINGTON      LEXINGTON                  FEDERATED
                                         SCUDDER      SCUDDER       NATURAL       EMERGING     FEDERATED       HIGH        FEDERATED
                                          INT'L*        BAL*       RESOURCES+      MRKTS+      UTILITY+       INCOME+       INT'L+
                                         ------------------------------------------------------------------------------------------
                                                                       -- ($ in Thousands) --
INVESTMENT INCOME:
  Income dividends and capital gain
    distributions                         $   219      $   249       $      1      $     -      $     6       $     5       $     -

EXPENSES:                                     142           70              3            1            2             -             -
  Mortality and expense risk charge       -------      -------       --------      -------      -------       -------       -------
                                               77          179             (2)          (1)           4             5             -
NET INVESTMENT INCOME (LOSS)

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain (loss) on                 173          218              9            -            -             -             -
    investments                             1,164          148             38           (5)          20             4             1
  Net change in unrealized appreciation   -------      -------       --------      -------      -------       -------       -------
                                            1,337          366             47           (5)          20             4             1
NET GAIN (LOSS) ON INVESTMENTS            -------      -------       --------      -------      -------       -------       -------

NET CHANGE IN NET ASSETS RESULTING
  FROM OPERATIONS                         $ 1,414      $   545       $     45      $    (6)     $    24       $     9       $     1
                                          =======      =======       ========      =======      =======       =======       =======

* For the year ended December 31, 1996.

+ For the period February 15, 1996 (inception date) through December 31, 1996.


                       See Notes to Financial Statements

December 31, 1996
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                          SUB-ACCOUNTS
                                      ----------------------------------------------------------------------------
                                               SAFECO                        SAFECO                        SAFECO
                                               EQUITY                        GROWTH                          NW
                                      ----------------------        ----------------------        ----------------------
                                                                 FOR THE YEAR ENDED DECEMBER 31
                                        1996           1995           1996           1995           1996           1995
                                      ----------------------        ----------------------        ----------------------

                                                                      -- (In Thousands) --
OPERATIONS:
  Net investment income (loss)        $  11,073      $   9,089      $   3,285      $   2,382      $     (12)     $       7
  Net realized gain (loss) on
    investments                           4,626          2,869          1,462            523             66             32
  Net change in unrealized
    appreciation                          7,840          5,057          3,825          1,050            175              1
                                       --------       --------       --------       --------       --------       --------
  Net change in net assets
    resulting from operations            23,539         17,015          8,572          3,955            229             40

NET ACCUMULATION UNIT TRANSACTIONS       19,372         18,584         17,470          8,825            534            740
                                       --------       --------       --------       --------       --------       --------
TOTAL CHANGE IN NET ASSETS               42,911         35,599         26,042         12,780            763            780

NET ASSETS AT BEGINNING OF PERIOD        89,647         54,048         19,064          6,284          1,886          1,106
                                       --------       --------       --------       --------       --------       --------
NET ASSETS AT END OF PERIOD           $ 132,558      $  89,647      $  45,106      $  19,064      $   2,649      $   1,886
                                       ========       ========       ========       ========       ========       ========

OTHER INFORMATION
Increase (Decrease) in Units and
  Amounts
UNITS:
  Sales                                     925            905            940            659             84             90
  Redemptions                              (371)          (257)          (193)          (163)           (38)           (24)
                                       --------       --------       --------       --------       --------       --------
    Net change                              554            648            747            496             46             66
                                       ========       ========       ========       ========       ========       ========
AMOUNTS:
  Sales                               $  32,687      $  25,905      $  22,046      $  11,610      $     969      $   1,000
  Redemptions                           (13,315)        (7,321)        (4,576)        (2,785)          (435)          (260)
                                       --------       --------       --------       --------       --------       --------
    Net change                        $  19,372      $  18,584      $  17,470      $   8,825      $     534      $     740
                                       ========       ========       ========       ========       ========       ========
DECEMBER 31, 1996:
  Paid in capital                     $  79,810                     $  32,162                     $   2,363
  Par value per unit                       None                          None                          None
  Accumulation units authorized       Unlimited                     Unlimited                     Unlimited
  Accumulation units owned by
    SAFECO                                  200                             -                             -

                       See Notes to Financial Statements

                                              SAFECO RESOURCE VARIABLE ACCOUNT B
--------------------------------------------------------------------------------

                                                                          SUB-ACCOUNTS
                                  ------------------------------------------------------------------------------------------------
                                         SAFECO                   SAFECO                 SCUDDER                   SCUDDER
                                          BOND                     MMKT                   INT'L                      BAL
                                  ----------------------   ---------------------   ----------------------    ---------------------
                                                                   FOR THE YEAR ENDED DECEMBER 31
                                    1996         1995        1996        1995        1996         1995         1996         1995
                                  ----------------------   ---------------------   ----------------------    ---------------------

                                                                        -- (In Thousands) --
OPERATIONS:
  Net investment income (loss)     $    384    $     422   $     178   $     187   $      77    $     (61)   $     179    $      43
  Net realized gain (loss) on
    investments                         (20)         (29)          -           -         173           95          218           19
  Net change in unrealized
    appreciation                       (425)         773           -           -       1,164          638          148          381
                                   --------    ---------   ---------   ---------   ---------    ---------    ---------    ---------
  Net change in net assets
    resulting from operations           (61)       1,166         178         187       1,414          672          545          443

NET ACCUMULATION UNIT TRANSACTIONS      405           89         478        (473)      4,162        2,735        3,452        1,607
                                   --------    ---------   ---------   ---------   ---------    ---------    ---------    ---------
TOTAL CHANGE IN NET ASSETS              344        1,255         656         (286)     5,576        3,407        3,997        2,050

NET ASSETS AT BEGINNING OF PERIOD     8,719        7,464       4,442        4,728      8,311        4,904        3,283        1,233
                                   --------    ---------   ---------    ---------  ---------    ---------    ---------    ---------
NET ASSETS AT END OF PERIOD        $  9,063    $   8,719   $   5,098    $   4,442  $  13,887    $   8,311    $   7,280    $   3,283
                                   ========    =========   =========    =========  =========    =========    =========    =========

OTHER INFORMATION
Increase (Decrease) in Units and
  Amounts
UNITS:
  Sales                                  87           87         717          587        465          445          334          157
  Redemptions                           (65)         (86)       (684)        (621)      (124)        (191)         (72)         (19)
                                   --------    ---------   ---------    ---------  ---------    ---------    ---------    ---------
    Net change                           22            1          33          (34)       341          254          262          138
                                   ========    =========   =========    =========  =========    =========    =========    =========
AMOUNTS:
  Sales                               1,555    $   1,469   $  10,520    $   8,274  $   5,680    $   4,856    $   4,418    $   1,826
  Redemptions                        (1,150)      (1,380)    (10,042)      (8,747)    (1,518)      (2,121)        (966)        (219)
                                   --------    ---------   ---------    ---------    --------   ---------    --------     ---------
    Net change                     $    405    $      89   $     478    $    (473)   $   4,162  $   2,735    $   3,452    $   1,607
                                   ========    =========   =========    =========    =========  =========    =========    =========
DECEMBER 31, 1996:
  Paid in capital                     6,681                $   3,856                 $  11,932               $   6,299
  Par value per unit                   None                     None                      None                    None
  Accumulation units authorized   Unlimited                Unlimited                 Unlimited               Unlimited
  Accumulation units owned by
    SAFECO                              200                      200                         -                       -

                       See Notes to Financial Statements

December 31, 1996
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                              SUB-ACCOUNTS
                                 ----------------------------------------------------------------------
                                 LEXINGTON       LEXINGTON                     FEDERATED
                                  NATURAL        EMERGING       FEDERATED        HIGH         FEDERATED
                                 RESOURCES         MRKTS         UTILITY        INCOME          INT'L
                                 ----------      ---------      ---------      ---------      ---------
                                                    FOR THE PERIOD ENDED DECEMBER 31
                                   1996+           1996+          1996+          1996+          1996+
                                 ----------      ---------      ---------      ---------      ---------

                                                          -- (In Thousands) --
OPERATIONS:
  Net investment income
    (loss)                       $     (2)       $     (1)      $     4        $     5        $     -
  Net realized gain (loss) on
    investments                         9               -             -              -              -
  Net change in unrealized
    appreciation                       38              (5)           20              4              1
                                 --------        --------       -------        -------        -------
  Net change in net assets
    resulting from operations          45              (6)           24              9              1

NET ACCUMULATION UNIT
  TRANSACTIONS                        339             206           256            106             42
                                 --------        --------       -------        -------        -------
TOTAL CHANGE IN NET ASSETS            384             200           280            115             43

NET ASSETS AT BEGINNING OF
  PERIOD                                -               -             -              -              -
                                 --------        --------       -------        -------        -------
NET ASSETS AT END OF PERIOD      $    384        $    200       $   280        $   115        $    43
                                 ========        ========       =======        =======        =======
OTHER INFORMATION
Increase (Decrease) in Units
  and Amounts

UNITS:
  Sales                                27              20            24             11              4
  Redemptions                           -               -            (1)             -              -
                                 --------        --------       -------        -------        -------
    Net change                         27              20            23             11              4
                                 ========        ========       =======        =======        =======
AMOUNTS:
  Sales                          $    344        $    207       $   265        $   109        $    43
  Redemptions                          (5)             (1)           (9)            (3)            (1)
                                 --------        --------       -------        -------        -------
    Net change                   $    339        $    206       $   256        $   106        $    42
                                 ========        ========       =======        =======        =======
DECEMBER 31, 1996:
  Paid in capital                $    339        $    206       $   256        $   106        $    42
  Par value per unit                 None            None          None           None           None
  Accumulation units
    authorized                  Unlimited       Unlimited     Unlimited      Unlimited      Unlimited
  Accumulation units owned by
    SAFECO                              -               -             -              -              -

+ For the period February 15, 1996 (inception date) through December 31, 1996.

                       See Notes to Financial Statements

                                              SAFECO RESOURCE VARIABLE ACCOUNT B
--------------------------------------------------------------------------------

                                                   NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION

    SAFECO Resource Variable Account B (Variable Account B) is registered under the Investment Company Act of 1940, as amended, as a segregated unit investment trust of SAFECO Life Insurance Company (SAFECO), a wholly-owned subsidiary of SAFECO Corporation. Purchasers of variable annuity products direct their investment to one or more of the sub-accounts of Variable Account B. Each sub-account invests in shares of a designated portfolio as indicated below.

    SUB-ACCOUNT                                                   UNDERLYING PORTFOLIO
    --------------------------------------------------------------------------------------------
                                                        SAFECO Resource Series Trust --
    SAFECO Resource Equity (SAFECO Equity)               Equity Portfolio
    SAFECO Resource Growth (SAFECO Growth)               Growth Portfolio
    SAFECO Resource Northwest (SAFECO NW)                Northwest Portfolio
    SAFECO Resource Bond (SAFECO Bond)                   Bond Portfolio
    SAFECO Resource Money Market                         Money Market Portfolio
      (SAFECO MMKT)                                     Scudder Variable Life Investment Fund --
    Scudder International (Scudder Int'l)                Scudder International Portfolio
    Scudder Balanced (Scudder Bal)                       Scudder Balanced Portfolio
                                                        Lexington Natural Resources Trust --
    Lexington Natural Resources                          Natural Resources Portfolio
                                                        Lexington Emerging Markets Fund, Inc. --
    Lexington Emerging Markets                           Emerging Markets Portfolio
                                                        Federated Insurance Series --
    Federated Utility                                    Utility Portfolio
    Federated High Income Bond (Federated High Income)   High Income Bond Portfolio
    Federated International Equity (Federated Int'l)     International Equity Portfolio

2.  SIGNIFICANT ACCOUNTING POLICIES

    SECURITY VALUATION -- Investments in portfolio shares are carried in the statement of assets and liabilities at net asset value as reported by the respective portfolio. Realized gains or losses on securities transactions are determined using the First-In First-Out (FIFO) cost method. Security transactions are recorded on the trade date.

    DISTRIBUTIONS -- The net investment income and realized capital gains of Variable Account B are not distributed, but are retained and reinvested for the benefit of accumulation unit owners.

    FEDERAL INCOME TAX -- Operations of Variable Account B are included in the federal income tax return of SAFECO, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current federal income tax law, no income taxes are payable with respect to operations of Variable Account B.

December 31, 1996
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(Continued)

3.  EXPENSES

    SAFECO deducts on each valuation date a mortality and expense risk charge which is equal on an annual basis to 1.25% of the daily net asset value of Variable Account B. The mortality risks assumed by SAFECO arise from its contractual obligation to make annuity payments after the annuity date for the life of the owner, to waive contingent deferred sales charges in the event of the death of the owner and to guarantee the payment of the greater of the guaranteed minimum death benefit or the contract value upon death of the owner.

    In certain situations where an owner withdraws all or a portion of his or her contract value, a contingent deferred sales charge is deducted from the withdrawal. This charge is imposed on withdrawals made in the first eight
    (8) contract years. Any premium tax levied by a state or government entity with respect to the Variable Account B contract will be charged against the contract.

4.  INVESTMENT TRANSACTIONS

                                                                                SUB-ACCOUNTS
                                                        ------------------------------------------------------------
                                                         SAFECO       SAFECO       SAFECO       SAFECO       SAFECO
                                                        EQUITY*      GROWTH*        NW*         BOND*        MMKT*
     -------------------------------------------------------------------------------------------------------------
                                                                           -- ($ in Thousands) --
     PURCHASES for the period ended
       December 31, 1996                                $46,553      $26,062      $ 1,033      $ 2,256      $12,206
                                                        =======      =======      =======      =======      =======
     SALES for the period ended December 31, 1996       $16,050      $ 5,278      $   510      $ 1,465      $11,549
                                                        =======      =======      =======      =======      =======

                                                                            SUB-ACCOUNTS
                                                         --------------------------------------------------
                                                                                   LEXINGTON      LEXINGTON
                                                         SCUDDER      SCUDDER       NATURAL       EMERGING
                                                          INT'L*        BAL*       RESOURCES+      MRKTS+
     ------------------------------------------------------------------------------------------------------
                                                                       -- ($ in Thousands) --
     PURCHASES for the period ended December 31, 1996    $ 6,052      $ 4,760       $    734      $   208
                                                         =======      =======       ========      =======
     SALES for the period ended December 31, 1996        $ 1,806      $ 1,124       $    396      $     2
                                                         =======      =======       ========      =======

* For the year ended December 31, 1996.

+ For the period February 15, 1996 (inception date) through December 31, 1996.

                                              SAFECO RESOURCE VARIABLE ACCOUNT B
--------------------------------------------------------------------------------

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (Continued)

4.  INVESTMENT TRANSACTIONS -- CONTINUED

                                                                                 SUB-ACCOUNTS
                                                                     -------------------------------------
                                                                                   FEDERATED
                                                                     FEDERATED       HIGH        FEDERATED
                                                                     UTILITY+       INCOME+       INT'L+
     -----------------------------------------------------------------------------------------------------
                                                                            -- ($ in Thousands) --
     PURCHASES for the period ended December 31, 1996                $   271       $   115       $    43
                                                                     =======       =======       =======
     SALES for the period ended December 31, 1996                    $    11       $     4       $     1
                                                                     =======       =======       =======

+ For the period February 15, 1996 (inception date) through December 31, 1996.

5.  ACCUMULATION UNIT DATA

                                                                                SUB-ACCOUNTS
                                                        ------------------------------------------------------------
                                                         SAFECO       SAFECO       SAFECO       SAFECO       SAFECO
                                                         EQUITY       GROWTH         NW          BOND         MMKT
     -------------------------------------------------------------------------------------------------------------
     December 31, 1992                                  $18.704           --           --      $14.882      $13.335
     January 7, 1993 (inception date)                        --      $10.000      $10.000           --           --
     December 31, 1993                                   23.630       13.480        9.923       16.253       13.516
     December 31, 1994                                   25.424       14.897       10.156       15.559       13.837
     December 31, 1995                                   32.321       20.756       10.777       18.117       14.417
     December 31, 1996                                   39.829       27.082       11.968       17.991       14.944

                                                       SUB-ACCOUNTS
                          -----------------------------------------------------------------------
                                            LEXINGTON  LEXINGTON             FEDERATED
                          SCUDDER  SCUDDER   NATURAL   EMERGING   FEDERATED    HIGH     FEDERATED
                           INT'L     BAL    RESOURCES    MRKTS     UTILITY    INCOME      INT'L
     --------------------------------------------------------------------------------------------
     December 31, 1992        --       --         --         --         --         --         --
     March 12, 1993       $8.250   $10.060        --         --         --         --         --
       (inception date)
     December 31, 1993    10.743   10.346         --         --         --         --         --
     December 31, 1994    10.519   10.066         --         --         --         --         --
     December 31, 1995    11.540   12.596         --         --         --         --         --
     February 15, 1996        --       --    $11.920    $10.540    $11.410    $10.050    $10.480
       (inception date)
     December 31, 1996    13.083   13.919     14.169      9.968     12.106     10.933     11.052

                    Audited Consolidated Financial Statements






                          SAFECO Life Insurance Company
                                and Subsidiaries

              For the Years Ended December 31, 1996, 1995 and 1994

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED FINANCIAL STATEMENTS




                                TABLE OF CONTENTS



                                                                        PAGE

Report of Independent Auditors..........................................   1

Consolidated Financial Statements

       Consolidated Balance Sheet.......................................   2

       Statement of Consolidated Income.................................   4

       Statement of Changes in Stockholder's Equity.....................   5

       Statement of Consolidated Cash Flows.............................   6

       Notes to Consolidated Financial Statements.......................   8

                REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS


Board of Directors
SAFECO Life Insurance Company

We have audited the accompanying consolidated balance sheet of SAFECO Life Insurance Company and subsidiaries as of December 31, 1996 and 1995, and the related statements of consolidated income, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 1996. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of SAFECO Life Insurance Company and subsidiaries at December 31, 1996 and 1995, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 1996, in conformity with generally accepted accounting principles.

As described in Note 1 to the Consolidated Financial Statements, SAFECO Life Insurance Company and subsidiaries adopted certain new accounting standards in 1995 and 1994 as required by the Financial Accounting Standards Board.



                                                    /s/ ERNST & YOUNG LLP

Seattle, Washington
February 14, 1997

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED BALANCE SHEET
(In Thousands Except Share Amounts)

                                                                                    December 31
                                                                                    -----------
                                                                               1996            1995
                                                                               ----            ----
ASSETS

Investments (Note 2):
     Fixed Maturities Available-for-Sale, at Market Value
      (Amortized Cost: 1996-$7,597,733; 1995-$7,195,332) ..........      $  7,853,553       $ 7,720,108
     Fixed Maturities Held-to-Maturity, at Amortized Cost
      (Market Value: 1996-$2,670,004; 1995-$2,388,514) ............         2,488,324         2,044,517
     Marketable Equity Securities, at Market Value
      (Cost: 1996-$9,629; 1995-$14,904) ...........................            18,902            25,776
     First Mortgage Loans on Real Estate:
      Nonaffiliates (At cost, less allowance for losses:
       1996-$10,943; 1995-$9,633) .................................           447,596           416,110
      Affiliates ..................................................           140,743           137,823
     Real Estate (At cost, less accumulated depreciation:
      1996-$180; 1995-$398) .......................................             4,134             4,972
     Policy Loans .................................................            58,153            55,925
     Short-Term Investments (At cost which approximates market) ...            69,878            68,614
     Investment in Limited Partnerships ...........................               250             1,289
                                                                          -----------       -----------
          Total Investments .......................................        11,081,533        10,475,134
Cash ..............................................................            19,136            34,886
Accrued Investment Income .........................................           159,790           150,897
Accounts and Notes Receivable (At cost, less allowance for doubtful
     accounts: 1996-$85; 1995-$72) ................................            23,582            27,971
Reinsurance Recoverables (Note 5) .................................            25,204            16,656
Deferred Policy Acquisition Costs (Net of valuation allowance:
     1996-$19,040; 1995-$42,815) ..................................           240,464           210,491
Other Assets ......................................................             5,497             5,739
Current Income Taxes Recoverable (Note 9) .........................               792                --
Assets Held in Separate Accounts ..................................           491,212           276,399
                                                                          -----------       -----------
          Total Assets ............................................       $12,047,210       $11,198,173
                                                                          ===========       ===========


                 See Notes to Consolidated Financial Statements

                                                                  December 31
                                                                  -----------
                                                              1996             1995
                                                           ----------       ----------
LIABILITIES AND STOCKHOLDER'S EQUITY

Liabilities:
Policy and Contract Liabilities (Note 5):
Future Policy Benefits .............................      $   149,624       $  154,090
Policy and Contract Claims .........................           29,155           26,407
Premiums Paid in Advance ...........................            8,846            8,209
Funds Held Under Deposit Contracts .................        9,792,730        8,756,384
Other Policyholders' Funds .........................          134,422          323,302
                                                          -----------       ----------
 Total Policy and Contract Liabilities .............       10,114,777        9,268,392
Other Liabilities ..................................           76,089          112,008
Federal Income Taxes (Note 9):
Current ............................................               --           13,047
Deferred (Includes tax on unrealized appreciation of
investment securities: 1996-$86,120;
1995-$172,493) .....................................          103,648          196,492
Liabilities Related to Separate Accounts ...........          491,212          276,399
                                                          -----------       ----------
Total Liabilities ..................................       10,785,726        9,866,338
                                                          -----------       ----------

Stockholder's Equity:
Common Stock, $250 Par Value;
20,000 Shares Authorized, Issued and Outstanding ...            5,000            5,000
Additional Paid-In Capital .........................           85,000           85,000
Retained Earnings (Note 7) .........................        1,011,439          921,383
Unrealized Appreciation of Investment Securities,
Net of Tax (Note 2) ................................          160,045          320,452
                                                          -----------       ----------
Total Stockholder's Equity .........................        1,261,484        1,331,835
                                                          -----------       ----------


Total Liabilities and Stockholder's Equity .........      $12,047,210      $11,198,173
                                                          ===========      ===========


                 See Notes to Consolidated Financial Statements

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
STATEMENT OF CONSOLIDATED INCOME

                                                                   Year Ended December 31
                                                                   ----------------------
                                                              1996            1995            1994
                                                          -----------     -----------     -----------
(In Thousands)
Revenues:
     Premiums ........................................    $   240,100     $   237,025     $   252,929
     Investment Income:
     Interest on Fixed Maturities ....................        767,309         716,510         648,296
     Interest on Mortgage Loans ......................         52,127          51,912          51,135
     Interest on Short-Term Investments ..............          2,935           4,017           3,351
     Dividends from Marketable Equity Securities .....            843           1,387           1,446
     Dividends from Redeemable Preferred Stock .......         12,654           3,065             618
     Other Investment Income .........................          3,879           4,155           4,375
                                                          -----------     -----------     -----------
          Total ......................................        839,747         781,046         709,221
      Less Investment Expenses .......................          3,709           3,546           3,551
                                                          -----------     -----------     -----------
     Net Investment Income ...........................        836,038         777,500         705,670
                                                          -----------     -----------     -----------
     Other Revenue ...................................         12,933          11,608           9,795
     Realized Investment Gain ........................         10,439           5,676           5,639
                                                          -----------     -----------     -----------
          Total ......................................      1,099,510       1,031,809         974,033
                                                          -----------     -----------     -----------

Benefits and Expenses:
     Policy Benefits .................................        782,213         723,466         674,215
     Commissions .....................................         74,724          79,163          84,760
     Personnel Costs .................................         43,609          42,314          42,439
     Taxes Other Than Payroll and Income Taxes .......         15,512           7,913           7,652
     Other Operating Expenses ........................         45,224          42,978          44,519
     Amortization of Deferred Policy
       Acquisition Costs .............................         35,652          32,376          29,407
     Deferral of Policy Acquisition Costs ............        (42,426)        (35,347)        (43,360)
                                                          -----------     -----------     -----------
          Total ......................................        954,508         892,863         839,632
                                                          -----------     -----------     -----------

Income before Federal Income Taxes ...................        145,002         138,946         134,401
                                                          -----------     -----------     -----------

Provision (Benefit) for Federal Income Taxes (Note 9):
     Current .........................................         57,417          61,830          57,365
     Deferred ........................................         (6,471)        (13,800)        (10,154)
                                                          -----------     -----------     -----------
          Total ......................................         50,946          48,030          47,211
                                                          -----------     -----------     -----------

Net Income ...........................................    $    94,056     $    90,916     $    87,190
                                                          ===========     ===========     ===========


                 See Notes to Consolidated Financial Statements

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY

                                                                                                 Year Ended December 31
                                                                                                 ----------------------
                                                                                         1996          1995              1994
                                                                                         ----          ----              ----
                                                                                                    (In Thousands)
Common Stock ...................................................................    $     5,000     $     5,000     $     5,000
                                                                                    -----------     -----------     -----------

Additional Paid-In Capital .....................................................         85,000          85,000          85,000
                                                                                    -----------     -----------     -----------

Retained Earnings:
     Balance at the Beginning of Year ..........................................        921,383         834,467         751,277
     Net Income ................................................................         94,056          90,916          87,190
     Dividends to Parent .......................................................         (4,000)         (4,000)         (4,000)
                                                                                    -----------     -----------     -----------
     Balance at the End of Year ................................................      1,011,439         921,383         834,467
                                                                                    -----------     -----------     -----------

Unrealized Appreciation (Depreciation) of Investment
 Securities, Net of Tax (Note 1 and 2):
  Balance at the Beginning of Year .............................................        320,452        (126,229)          6,828
  Net Effect of Adoption of FASB Statement 115 .................................             --              --         279,957
  Change in Unrealized Appreciation or Depreciation ............................       (175,861)        474,511        (413,014)
  Change in Deferred Policy Acquisition Costs
   Valuation Allowance .........................................................         15,454         (27,830)             --
                                                                                    -----------     -----------     -----------
Balance at the End of Year .....................................................        160,045         320,452        (126,229)
                                                                                    -----------     -----------     -----------

  Stockholder's Equity .........................................................    $ 1,261,484     $ 1,331,835     $   798,238
                                                                                    ===========     ===========     ===========


                 See Notes to Consolidated Financial Statements

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
STATEMENT OF CONSOLIDATED CASH FLOWS

                                                                                            Year Ended December 31
                                                                                            ----------------------
                                                                                   1996             1995            1994
                                                                                -----------     -----------     -----------
                                                                                               (In Thousands)
OPERATING ACTIVITIES:
     Insurance Premiums Received ............................................   $   216,801     $   216,269     $   233,129
     Dividends and Interest Received ........................................       754,878         703,053         641,234
     Other Operating Receipts ...............................................        12,948          10,607          11,419
     Insurance Claims and Policy Benefits Paid ..............................      (302,955)       (272,206)       (242,523)
     Underwriting, Acquisition and Insurance
       Operating Costs Paid .................................................      (172,251)       (169,904)       (177,188)
     Income Taxes Paid ......................................................       (71,255)        (61,247)        (60,566)
                                                                                -----------     -----------     -----------
          Net Cash Provided by Operating Activities .........................       438,166         426,572         405,505
                                                                                -----------     -----------     -----------

INVESTING ACTIVITIES:
     Purchases of:
       Fixed Maturities Available-for-Sale ..................................    (1,544,998)     (1,424,510)     (1,110,154)
       Fixed Maturities Held-to-Maturity ....................................      (473,206)       (291,965)       (358,297)
       Marketable Equity Securities .........................................          (272)           (260)           (407)
       Other Investments ....................................................           (15)            (14)        (24,381)
       Policy and Nonaffiliated Mortgage Loans ..............................       (85,485)        (55,302)        (68,710)
       Affiliated Mortgage Loans ............................................       (34,650)        (12,643)        (54,000)
     Maturities of Fixed Maturities Available-for-Sale ......................       466,509         375,291         476,410
     Maturities of Fixed Maturities Held-to-Maturity ........................        21,694          17,878          54,564
     Sales of:
       Fixed Maturities Available-for-Sale ..................................       721,229         327,160         250,227
       Fixed Maturities Held-to-Maturity ....................................        13,316              --              --
       Marketable Equity Securities .........................................        10,394           2,172              65
       Other Investments ....................................................         1,100             180          23,992
       Real Estate ..........................................................         1,086             876           1,885
       Policy and Nonaffiliated Mortgage Loans ..............................        48,341          50,734          42,038
       Affiliated Mortgage Loans ............................................        31,730           8,977           6,714
     Net (Increase) Decrease in Short-Term Investments ......................        (1,250)         (5,811)         11,793
     Other ..................................................................          (747)           (122)            947
                                                                                -----------     -----------     -----------
          Net Cash Used in Investing Activities .............................      (825,224)     (1,007,359)       (747,314)
                                                                                -----------     -----------     -----------

FINANCING ACTIVITIES:
     Funds Received Under Deposit Contracts .................................     1,148,590       1,304,665       1,012,164
     Return of Funds Held Under Deposit Contracts ...........................      (765,480)       (720,845)       (659,697)
     Dividends to Parent ....................................................        (4,000)         (4,000)         (4,000)
     Net Proceeds from (Repayment of) Short-Term Borrowings .................        (7,802)          9,143             842
                                                                                -----------     -----------     -----------
          Net Cash Provided by Financing Activities .........................       371,308         588,963         349,309
                                                                                -----------     -----------     -----------

     Net Increase (Decrease) in Cash ........................................       (15,750)          8,176           7,500
     Cash at Beginning of Year ..............................................        34,886          26,710          19,210
                                                                                -----------     -----------     -----------

     Cash at End of Year ....................................................   $    19,136     $    34,886     $    26,710
                                                                                ===========     ===========     ===========

For purposes of reporting cash flows, cash consists of balances on hand and on deposit in banks and financial institutions.

                 See Notes to Consolidated Financial Statements

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
STATEMENT OF CONSOLIDATED CASH FLOWS -
RECONCILIATION OF NET INCOME TO NET CASH
PROVIDED BY OPERATING ACTIVITIES

                                                                                      Year Ended December 31
                                                                              -------------------------------------
                                                                                 1996          1995          1994
                                                                              ---------     ---------     ---------
                                                                                         (In Thousands)

Net Income ...............................................................    $  94,056     $  90,916     $  87,190
                                                                              ---------     ---------     ---------

Adjustments to Reconcile Net Income to
Net Cash Provided by Operating Activities:
Realized Investment Gain .................................................      (10,439)       (5,676)       (5,639)
Amortization of Fixed Maturity Investments ...............................      (26,811)      (26,050)      (12,247)
Deferred Federal Income Tax Benefit ......................................       (6,471)      (13,800)      (10,154)
Interest Expense on Deposit Contracts ....................................      460,594       432,327       405,536
Other ....................................................................          574         3,140          (440)

Changes in:
Future Policy Benefits ...................................................       (4,466)       (1,232)        3,834
Policy and Contract Claims ...............................................        2,748        (2,643)       (4,136)
Premiums Paid in Advance .................................................          637          (574)       (1,174)
Deferred Policy Acquisition Costs ........................................       (6,198)       (6,116)      (12,990)
Accrued Investment Income ................................................       (8,893)       (8,990)      (13,695)
Accrued Interest on Accrual Bonds ........................................      (44,015)      (36,908)      (41,285)
Other Receivables ........................................................       (8,639)       (2,353)        5,064
Current Federal Income Taxes .............................................      (13,839)          583        (3,201)
Other Assets and Liabilities .............................................        4,668           449         1,820
Other Policyholders' Funds ...............................................        4,660         3,499         7,022
                                                                              ---------     ---------     ---------

Total Adjustments ........................................................      344,110       335,656       318,315
                                                                              ---------     ---------     ---------

Net Cash Provided by Operating Activities ................................    $ 438,166     $ 426,572     $ 405,505
                                                                              =========     =========     =========

                 See Notes to Consolidated Financial Statements

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



1.   NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     NATURE OF OPERATIONS. SAFECO Life Insurance Company (the Company) is a stock life insurance company organized under the laws of the state of Washington. The Company offers individual and group insurance products, pension plans and annuity products, marketed through professional agents in all states and the District of Columbia. The Company owns two subsidiaries, SAFECO National Life Insurance Company and First SAFECO National Life Insurance Company of New York. The Company is a wholly-owned subsidiary of SAFECO Corporation which is a Washington corporation whose subsidiaries engage primarily in insurance and financial service businesses.

     BASIS OF REPORTING. The consolidated financial statements have been prepared in accordance with generally accepted accounting principles appropriate in the circumstances and include amounts based on the best estimates and judgments of management. The financial statements include SAFECO Life Insurance Company and its subsidiaries.

     All significant intercompany transactions have been eliminated in the consolidated financial statements. Certain reclassifications have been made to prior year financial information to conform to the 1996 classifications.

     ACCOUNTING FOR PREMIUMS. Life and health insurance premiums are reported as income when collected for traditional individual life policies and when earned for group life and health policies. Funds received under pension deposit contracts, annuity contracts and universal life policies are recorded as liabilities rather than premium income when received. Revenues for universal life products consist of front-end loads, mortality charges and expense charges assessed against individual policyholder account balances. These loads and charges are recognized as income when earned.

     INVESTMENTS. The Company adopted Financial Accounting Standards Board
     (FASB) Statement 115, "Accounting for Certain Investments in Debt and Equity Securities," on January 1, 1994, applying the provisions of the Statement to investments held as of, or acquired after that date. See discussion of new accounting standards on page 10.

     Fixed maturity investments (i.e., bonds and redeemable preferred stocks) which the Company has the positive intent and ability to hold to maturity are classified as held-to-maturity and carried at amortized cost in the balance sheet. Fixed maturities classified as available-for-sale are carried at market value, with changes in unrealized gains and losses recorded directly to stockholder's equity, net of applicable income taxes and deferred policy acquisition costs valuation allowance. The Company has no fixed maturities classified as trading.

     All marketable equity securities are classified as available-for-sale and carried at market value, with changes in unrealized gains and losses recorded directly to stockholder's equity, net of applicable income taxes.

     When the collectibility of income on certain investments is considered doubtful, they are placed on non-accrual status and thereafter interest income is recognized only when payment is received. Investments that have declined in market value below cost and for which the decline is judged to be other than temporary are written down to fair value. Writedowns are made directly on an individual security basis and reduce realized investment gains in the Statement of Consolidated Income.

     The cost of security investments sold is determined by the "identified cost" method.

     Mortgage loans are carried at outstanding principal balances, less an allowance for loan losses.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


Note 1 (continued)

     REAL ESTATE AND DEPRECIATION. Income-producing real estate is classified as an investment. The Company provides straight-line depreciation on its buildings based upon their estimated useful lives.

     Investment real estate that has declined in market value below cost and for which the decline is judged to be other than temporary is written down to estimated realizable value. Writedowns reduce realized investment gains in the Statement of Consolidated Income.

     DEFERRED POLICY ACQUISITION COSTS. Life and health acquisition costs, consisting of commissions and certain other underwriting expenses, which vary with and are primarily related to the production of new business, are deferred.

     Acquisition costs for pension deposit contracts, deferred annuity contracts and universal life policies are amortized over the lives of the contracts or policies in proportion to the present value of estimated future gross profits. To the extent actual experience differs from assumptions, and to the extent estimates of future gross profits require revision, the unamortized balance of deferred policy acquisition costs is adjusted accordingly; such adjustments would be included in current operations. There were no significant revisions made in 1996, 1995 or 1994.

     Acquisition costs for traditional individual life insurance policies are amortized over the premium payment period of the related policies using assumptions consistent with those used in computing policy benefit liabilities. Acquisition costs for group life and health policies are amortized over the lives of the policies in proportion to premium received.

     FUTURE POLICY BENEFITS. Liabilities for universal life insurance policies, deferred annuity and pension deposit contracts are equal to the accumulated account value of such policies or contracts as of the valuation date. Liabilities for structured settlement annuities are based on interest rate assumptions using market rates at issue, graded downward over 40 years to a range of 5.5% to 8.75%.

     Liabilities for future policy benefits under traditional individual life insurance policies have been computed on the level premium method using interest, mortality and persistency assumptions based on actual experience modified to provide for adverse deviation. Interest assumptions range from 8.5% graded to 3.25%.

     POLICY AND CONTRACT CLAIMS. The liability for policy and contract claims is established on the basis of reported losses ("case basis" method). Provision is also made for claims incurred but not reported, based on historical experience. The estimates for claims incurred but not reported are continually reviewed and any necessary adjustments are reflected in current operations.

     SEPARATE ACCOUNTS. The Company administers segregated asset accounts for variable annuity and variable universal life clients. The assets of these Separate Accounts, which consist of common stocks, are the property of the Company. The liabilities of these Separate Accounts represent reserves established to meet withdrawal and future benefit payment provisions of contracts with these clients. The assets of the Separate Accounts, equal to the reserves and other contract liabilities of the Separate Accounts, are not chargeable with liabilities arising out of any other business the Company may conduct. Investment risks associated with market value changes are borne by the clients. Deposits, withdrawals, net investment income and realized and unrealized capital gains and losses on the assets of the Separate Account are not reflected in the Statement of Consolidated Income. Management fees and other charges assessed against the contracts are included in other revenue.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



Note 1 (continued)

     FEDERAL INCOME TAXES. The Company and its subsidiaries are included in a consolidated federal income tax return filed by SAFECO Corporation. Tax payments (credits) are made to or received from SAFECO Corporation on a separate tax return filing basis. The Company provides for federal income taxes based on financial reporting income and deferred federal income taxes on temporary differences between financial reporting and taxable income.

     NEW ACCOUNTING STANDARDS. The Company adopted FASB Statement 112, "Employers' Accounting for Postemployment Benefits," effective January 1, 1994. Adoption had no effect on net income.

     In 1993, the FASB adopted Statement 114, "Accounting by Creditors for Impairment of a Loan," which provides guidance on valuing impaired loans. The FASB also issued Statement 118, "Accounting by Creditors for Impairment of a Loan - Income Recognition and Disclosures," in 1994, which amends Statement 114. Both statements were effective for 1995 and adopted by the Company on January 1, 1995. Adoption did not affect net income. For additional disclosure relating to these two statements, see Note 2.

     In 1993, the FASB issued Statement 115, "Accounting for Certain Investments in Debt and Equity Securities," which expands the use of fair value accounting for debt and equity securities. As of January 1, 1994, the Company adopted the provisions of this Statement for investments held as of, or acquired after that date. Statement 115 requires that debt and equity securities be classified as trading, available- for-sale, or held-to-maturity.

     Fixed maturity securities that the Company has the positive intent and ability to hold to maturity (as narrowly defined by Statement 115) are classified as held-to-maturity and are reported at amortized cost. Fixed maturity securities classified as available-for-sale are carried at market value, with changes in unrealized gains and losses recorded directly to stockholder's equity, net of applicable income taxes and any deferred policy acquisition costs valuation allowance. All marketable equity securities are classified as available-for-sale and continue to be carried at market value, with changes in unrealized gains and losses recorded directly to stockholder's equity, net of applicable income taxes. Under Statement 115, trading securities are carried at market value with immediate recognition in income of changes in market value. Since the Company does not have any securities held for trading, the adoption of this Statement had no effect on net income.

     The net effect on stockholder's equity of the adoption of Statement 115 was an increase of $279,957,000 as of January 1, 1994. The net increase was comprised of the following amounts: aggregate market value in excess of amortized cost of fixed maturities classified as available-for-sale of $458,471,000, less deferred policy acquisition costs valuation allowance of $27,768,000 and deferred income taxes at 35% of $150,746,000.

     The FASB issued an Implementation Guide on Statement 115 in November 1995. In addition to providing guidance on Statement 115, the Guide allowed for a one-time-only reclassification of securities among the three categories defined in Statement 115. The Company reclassified certain fixed maturity securities from the held-to-maturity category to the available-for-sale category on December 31, 1995, as allowed by the Guide. The securities reclassified had a net carrying value (amortized cost) of $331,123,000 and a market value of $358,630,000 at December 31, 1995. This reclassification had no effect on net income.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



2.   INVESTMENT SUMMARY

      A summary of fixed maturities and marketable equity securities classified as available-for-sale at December 31, 1996 follows:

                                                                              Gross         Gross         Net           Estimated
                                                              Amortized    Unrealized     Unrealized    Unrealized        Market
                                                                Cost          Gains         Losses         Gain           Value
                                                                ----          -----         ------         ----           -----

                                                                                       (In Thousands)
United States government and
  government agencies and authorities ...........          $  746,401    $   38,689     $   (1,915)    $   36,774    $  783,175
States, municipalities and political subdivisions             131,538        11,192        (1,009)         10,183       141,721
Foreign governments .............................              74,427         4,575            (7)          4,568        78,995
Public utilities ................................           1,428,912        72,384        (7,220)         65,164     1,494,076
All other corporate bonds .......................           2,707,297       100,673       (15,464)         85,209     2,792,506
Mortgage-backed securities ......................           2,509,158        72,485       (18,563)         53,922     2,563,080
                                                           ----------    ----------     ----------     ----------    ----------
Total fixed maturities classified as
  available-for-sale ............................           7,597,733       299,998       (44,178)        255,820     7,853,553
Marketable equity securities ....................               9,629         9,518          (245)          9,273        18,902
                                                           ----------    ----------     ----------     ----------    ----------
Total investment securities classified as
  available-for-sale ............................          $7,607,362    $  309,516     $  (44,423)       265,093    $7,872,455
                                                           ==========     ==========     ==========                  ==========

Deferred policy acquisition costs valuation allowance ............................................        (19,040)
Applicable federal income tax ....................................................................
                                                                                                          (86,008)
                                                                                                       ----------
Unrealized appreciation of investment securities,
  net of tax, included in stockholder's equity ...................................................     $  160,045
                                                                                                       ==========

      A summary of fixed maturities classified as held-to-maturity at December 31, 1996 follows:

                                                                       Gross         Gross          Net        Estimated
                                                      Amortized      Unrealized    Unrealized    Unrealized      Market
                                                        Cost           Gains         Losses        Gain          Value
                                                        ----           -----         ------        ----          -----
                                                                                  (In Thousands)

United States government and
  government agencies and authorities ...........    $  244,686    $   29,559    $     (396)    $   29,163    $  273,849
States, municipalities and political subdivisions       103,075         3,797          (664)         3,133       106,208
Foreign governments .............................       148,300        24,403            --         24,403       172,703
Public utilities ................................       545,249        48,130        (4,279)        43,851       589,100
All other corporate bonds .......................     1,155,146        82,922        (9,495)        73,427     1,228,573
Mortgage-backed securities ......................       291,868        13,110        (5,407)         7,703       299,571
                                                     ----------    ----------    ----------     ----------    ----------
Total fixed maturities classified as
  held-to-maturity ..............................    $2,488,324    $  201,921    $  (20,241)    $  181,680    $2,670,004
                                                     ==========    ==========    ==========     ==========    ==========

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Note 2 (continued)

      A summary of fixed maturities and marketable equity securities classified as available-for-sale at December 31, 1995 follows:

                                                                       Gross        Gross           Net        Estimated
                                                       Amortized    Unrealized    Unrealized     Unrealized     Market
                                                         Cost          Gains       Losses          Gain          Value
                                                         ----          -----       ------          ----          -----
                                                                                (In Thousands)
United States government and
  government agencies and authorities ...........    $  737,429    $   73,770    $   (1,007)    $   72,763    $  810,192
States, municipalities and political subdivisions       141,085        20,879            --         20,879       161,964
Foreign governments .............................        67,873         7,248            --          7,248        75,121
Public utilities ................................     1,452,490       137,913        (1,395)       136,518     1,589,008
All other corporate bonds .......................     2,475,343       183,117        (7,690)       175,427     2,650,770
Mortgage-backed securities ......................     2,321,112       116,938        (4,997)       111,941     2,433,053
                                                     ----------    ----------    ----------     ----------    ----------
Total fixed maturities classified as
  available-for-sale ............................     7,195,332       539,865       (15,089)       524,776     7,720,108
Marketable equity securities ....................        14,904        11,172          (300)        10,872        25,776
                                                     ----------    ----------    ----------     ----------    ----------
Total investment securities classified as
  available-for-sale ............................    $7,210,236    $  551,037    $  (15,389)       535,648    $7,745,884
                                                     ==========    ==========     ==========                  ==========


Deferred policy acquisition costs valuation allowance ......................................       (42,815)
Applicable federal income tax ..............................................................      (172,381)
                                                                                                ----------
Unrealized appreciation of investment securities,
  net of tax, included in stockholder's equity .............................................    $  320,452
                                                                                                ==========

      A summary of fixed maturities classified as held-to-maturity at December 31, 1995 follows:

                                                                       Gross         Gross          Net          Estimated
                                                        Amortized    Unrealized    Unrealized    Unrealized       Market
                                                          Cost          Gains        Losses         Gain          Value
                                                          ----          -----        ------         ----          -----
                                                                                  (In Thousands)
United States government and
  government agencies and authorities ...........    $  210,894    $   60,042    $       --     $   60,042    $  270,936
States, municipalities and political subdivisions        52,438         4,689            --          4,689        57,127
Foreign governments .............................       135,467        31,956            --         31,956       167,423
Public utilities ................................       456,938        83,571            --         83,571       540,509
All other corporate bonds .......................       896,899       140,673        (4,128)       136,545     1,033,444
Mortgage-backed securities ......................       291,881        27,194            --         27,194       319,075
                                                     ----------    ----------    ----------     ----------    ----------
Total fixed maturities classified as
  held-to-maturity ..............................    $2,044,517    $  348,125    $   (4,128)    $  343,997    $2,388,514
                                                     ==========    ==========    ==========     ==========    ==========

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Note 2 (continued)



      The amortized cost and estimated market value of fixed maturities at December 31, 1996, by contractual maturity, are presented below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

                                               Available-for-Sale         Held-to-Maturity
                                               ------------------         ----------------
                                                         Estimated                   Estimated
                                           Amortized       Market      Amortized      Market
                                              Cost         Value         Cost          Value
                                              ----         -----         ----          -----
                                                              (In Thousands)

Due in one year or less ..............    $  193,009    $  199,669    $    5,000    $    5,100
Due after one year through five years      1,582,958     1,639,786            --            --
Due after five years through ten years     1,233,599     1,264,009        28,570        32,934
Due after ten years ..................     2,079,009     2,187,009     2,162,886     2,332,399
Mortgage-backed securities ...........     2,509,158     2,563,080       291,868       299,571
                                          ----------    ----------    ----------    ----------

                          Total ......    $7,597,733    $7,853,553    $2,488,324    $2,670,004
                                          ==========    ==========    ==========    ==========


      At December 31, 1996 and 1995, the Company held below investment grade fixed maturities of $242 million and $239 million at amortized cost, respectively. The respective market values of these investments were approximately $239 million and $240 million. These holdings amounted to 2.3% and 2.4% of the Company's investments in fixed maturities at market value at December 31, 1996 and 1995, respectively.

      The carrying value of investments in fixed maturities and mortgage loans that did not produce income during the year ended December 31, 1996 is less than one percent of the total of such investments.

      Certain fixed maturity securities with an amortized cost of $4,648,000 and $4,578,000 at December 31, 1996 and 1995, respectively, were on deposit with various regulatory authorities to meet requirements of insurance and financial codes.

      At both December 31, 1996 and 1995, mortgage loans constituted approximately 4.9% of total assets and are secured by first mortgage liens on income-producing commercial real estate, primarily in the retail, industrial and office building sectors. The majority of the properties are located in the western United States, with 42% of the total in California. Individual loans generally do not exceed $5 million. At December 31, 1996, less than 1% of the loans were non-performing.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



Note 2 (continued)

      The proceeds from sales of investment securities and related gains and losses for 1996 are as follows:

                                                                            Year Ended December 31, 1996
                                                                            ----------------------------

                                                             Fixed Maturities         Fixed Maturities      Marketable
                                                             Available-for-Sale       Held-to-Maturity    Equity Securities
                                                             ------------------       ----------------    -----------------
                                                                                      (In Thousands)
Proceeds from sales .......................................    $ 721,229              $  13,316              10,394
                                                               =========              =========           =========

Gross realized gains on sales .............................    $  19,779              $      --               4,847
Gross realized losses on sales ............................      (18,837)                (1,328)                 --
                                                               ---------              ---------           ---------

    Realized gains (losses) on sales ......................          942                 (1,328)              4,847

Other (Including net gain or loss on calls and redemptions)       13,687                   (141)                 --
Writedowns (Including writedowns on
    securities subsequently sold) .........................       (5,465)                    --                  --
                                                               ---------              ---------           ---------

Total realized gain  (loss) ...............................    $   9,164              $  (1,469)              4,847
                                                               =========              =========           =========

     Two fixed maturities classified as held-to-maturity were sold during 1996 due to evidence of a significant deterioration in credit quality. The amortized cost of these securities was $14,644,000, and the losses realized on these sales were $1,328,000.

     The proceeds from sales of investment securities and related gains and losses for 1995 are as follows:


                                                                               Year Ended December 31, 1995
                                                                               ----------------------------

                                                              Fixed Maturities     Fixed Maturities       Marketable
                                                            Available-for-Sale     Held-to-Maturity    Equity Securities
                                                            ------------------     ----------------    -----------------
                                                                                   (In Thousands)
Proceeds from sales ...............................                $ 327,160           $      --          $   2,172
                                                                   =========           =========          =========

Gross realized gains on sales .....................                $  16,366           $      --          $   1,253
Gross realized losses on sales ....................                   (4,336)                 --               (282)
                                                                   ---------           ---------          ---------

    Realized gains on sales .......................                   12,030                  --                971

Other (Including net gain on calls and redemptions)                    7,833                  --                 --
Writedowns (Including writedowns on
    securities subsequently sold) .................                  (13,628)                 --                 --
                                                                   ---------           ---------          ---------


Total realized gain ...............................                $   6,235          $      --           $     971
                                                                   =========          =========           =========

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



Note 2 (continued)

      The proceeds from sales of investment securities and related gains and losses for 1994 are as follows:

                                                                            Year Ended December 31, 1994
                                                                            ----------------------------

                                                        Fixed Maturities       Fixed Maturities         Marketable
                                                        Available-for-Sale     Held-to-Maturity      Equity Securities
                                                        ------------------     ----------------      -----------------
                                                                              (In Thousands)
Proceeds from sales ...............................             $ 250,227           $     --          $      65
                                                                =========           ========          =========

Gross realized gains on sales .....................             $  12,994           $     --          $     115
Gross realized losses on sales ....................                (1,533)                --               (224)
                                                                ---------           --------          ---------

     Realized gains (losses) on sales .............                11,461                 --               (109)

Other (Including net gain on calls and redemptions)                 2,475                 --                 --
Writedowns (Including writedowns on
    securities subsequently sold) .................                (4,804)                --                 --
                                                                ---------           --------          ---------

Total realized gain (loss) ........................             $   9,132           $     --          $    (109)
                                                                =========           ========          =========

      The following summarizes the realized gains and losses, the changes in unrealized gains and losses, and applicable income taxes on all investments:

                                                                                           Year Ended December 31
                                                                                           ----------------------
                                                                                     1996         1995          1994
                                                                                     ----         ----          ----
                                                                                               (In Thousands)
Realized gains (losses):
     Fixed maturities ........................................................       7,695        6,235        9,132
     Marketable equity securities ............................................       4,847          971         (109)
     First mortgage loans on real estate .....................................      (2,050)      (1,600)      (3,000)
     Real estate .............................................................        (114)          70         (184)
     Short-term investments ..................................................          --           --         (200)
     Investment in limited partnerships ......................................          61           --           --
                                                                                  --------      -------      -------

          Realized gain before federal income taxes ..........................      10,439        5,676        5,639
                                                                                  ========      =======      =======


                                                                                            Year Ended December 31
                                                                                            ----------------------

                                                                                      1996         1995         1994
                                                                                      ----         ----         ----
                                                                                               (In Thousands)
Increase (decrease) in unrealized appreciation of:
     Fixed maturities classified as available-for-sale .......................  $ (268,956)  $  726,046    $  (201,270)
     Marketable equity securities ............................................      (1,599)       3,971         (3,432)
     Deferred policy acquisition costs valuation allowance ...................      23,775      (42,815)            --
     Applicable federal income tax ...........................................      86,373     (240,521)        71,645
                                                                                ----------   ----------    -----------


     Net change in unrealized appreciation or depreciation ...................  $ (160,407)   $ 446,681      $(133,057)
                                                                                ----------   ----------    -----------

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



Note 2 (continued)

The following table summarizes the Company's allowance for credit losses on non-affiliated mortgage loans.

                                                        Year Ended December 31
                                                        ----------------------

                                                          1996          1995
                                                          ----          ----
                                                            (In Thousands)
Allowance at beginning of year .................      $     9,633   $      9,511
Provision for credit losses ....................            2,050          1,600
Recoveries .....................................               --             15
Loans charged off as uncollectible .............             (740)        (1,493)
                                                       ----------   ------------
Allowance at end of year .......................      $    10,943   $      9,633
                                                      ===========   ============


      The allowance includes amounts determined under FAS 114 and FAS 118 (specific reserves), as well as general reserve amounts. The total investment in impaired loans, as defined under FAS 114 and 118 and before any reserve for losses, is $3.2 and $5.7 million at December 31, 1996 and 1995, respectively. A specific loan loss reserve has been established for each impaired loan, the total of which is $835,000 and $2.1 million and is included in the overall allowance of $10.9 and $9.6 million at December 31, 1996 and 1995, respectively.


3.   COMMITMENTS AND CONTINGENCIES

     The Company is obligated under a real estate lease with an affiliate, General America Corporation, which expires in 2010. The minimum annual rental commitments under this obligation are $2,336,000. At December 31, 1996, unfunded mortgage loan commitments approximated $9,375,000. The Company had no other material commitments or contingencies at December 31, 1996.


4.   FINANCIAL INSTRUMENTS

     ESTIMATED FAIR VALUES. Fair value amounts have been determined using available market information and appropriate valuation methodologies. However, considerable judgment is required in developing the estimates of fair value. Accordingly, these estimates are not necessarily indicative of the amount that could be realized in a current market exchange. The use of different market assumptions and/or estimating methodologies may have a material effect on the estimated fair value amounts.

     Carrying value is a reasonable estimate of fair value for cash, policy loans, short-term investments, accounts receivable and other liabilities.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



Note 4 (continued)

     Fair value amounts for investments in fixed maturities and marketable equity securities are the same as market value. Market value generally represents quoted market prices for securities traded in the public market place or analytically determined values for securities not publicly traded.

     The fair values of mortgage loans have been estimated by discounting the projected cash flows using the current rate at which loans would be made to borrowers with similar credit ratings and for the same maturities.

     The fair value of investment contracts with defined maturities is estimated by discounting projected cash flows using rates that would be offered for similar contracts with the same remaining maturities. For investment contracts with no defined maturity, fair value is estimated to be the present surrender value. These investment contracts are included in Funds Held Under Deposit Contracts.

     Estimated fair values of financial instruments at December 31 are as follows:

                                                    1996                       1995
                                                    ----                       ----

                                         Carrying        Estimated    Carrying    Estimated
                                          Amount        Fair Value     Amount     Fair Value
                                          ------        ----------     ------     ----------

                                                           (In Thousands)
Financial assets:
  Fixed maturities available-for-sale    $7,853,553    $7,853,553    $7,720,108    $7,720,108
  Fixed maturities held-to-maturity .     2,488,324     2,670,004     2,044,517     2,388,514
  Marketable equity securities ......        18,902        18,902        25,776        25,776
  Mortgage loans ....................       588,339       596,000       553,933       584,000

Financial liabilities:
  Funds held under deposit contracts      9,792,730     9,935,000     8,756,384     9,282,000


     Other insurance-related financial instruments are exempt from fair value disclosure requirements.

     DERIVATIVE FINANCIAL INSTRUMENTS. The Company's investments in mortgage-backed securities of $2.9 billion and $2.8 billion at market at December 31, 1996 and 1995, respectively, are primarily residential collateralized mortgage obligations and pass-throughs ("CMOs"). CMOs, while technically defined as derivative instruments, are exempt from derivative disclosure requirements. The Company's investment in CMOs comprised of the riskier, more volatile type (e.g., interest only, inverse floaters, etc.) has been intentionally limited to only a small amount (i.e., less than 1% of total CMOs at both December 31, 1996 and 1995).

     The Company does not enter into financial instruments for trading or speculative purposes. The Company's involvement in other investment-type derivatives is also, intentionally, of a very limited nature. Such derivatives include currency-linked bonds and fixed-rate loan commitments. Individually, and in the aggregate, these derivatives are not material and thus no additional disclosures are warranted.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


5.   POLICY AND CONTRACT LIABILITIES

     REINSURANCE. The Company protects itself from excessive losses by ceding reinsurance to other companies, using automatic and facultative treaties. Reinsurance contracts do not relieve the Company of its obligations to policyholders. A continuing liability exists in the event a reinsurance company is unable to meet its obligations to the Company. The financial condition of its reinsurers is evaluated by the Company to minimize its exposure to losses from reinsurer insolvencies.

     The balance sheet caption "Reinsurance Recoverables" is comprised of the following amounts:

                                                            December 31
                                                     ---------------------------
                                                         1996           1995
                                                     ------------   ------------
                                                           (In Thousands)

      Unpaid losses and adjustment expense ........  $       136    $       850
      Paid claims .................................          957            658
      Life policy liabilities .....................       23,784         14,844
      Other reinsurance recoverables ..............          327            304
                                                     -----------    -----------

           Total reinsurance recoverables .........  $    25,204    $    16,656
                                                     ===========    ===========



     The effects of reinsurance on the premium and policy benefit amounts in the Statement of Consolidated Income are as follows:

                                         Year Ended December 31
                                ------------------------------------------
                                    1996           1995           1994
                                -------------  -------------  ------------
                                             (In Thousands)
      Reinsurance Ceded:

           Premiums ..........    $(13,679)     $(10,385)       $(9,060)
                                  ========      ========        =======

           Policy benefits ...    $ (4,039)     $ (6,344)       $(5,588)
                                  ========      ========        =======


      Reinsurance Assumed:

           Premiums ..........    $    175      $ (5,456)       $   327
                                  ========      ========        =======

           Policy benefits ...    $  2,500      $ (2,503)       $ 3,421
                                  ========      ========        =======



     In 1995, the Company sold a reinsurance assumed block of group disabled lives, involving disability income coverage, back to the ceding reinsurance pool. The ceding pool acquired the Company's $5.7 million disabled life claim reserve for a return-of-premium payment of $5.7 million. The reinsurance assumed premiums and policy benefits shown above reflect this transaction.

     POLICY AND CONTRACT CLAIMS. Accident and health claim reserves, the majority of which are incurred and paid in full within a one-year period, amount to less than 1% of total policy and contract liabilities. Therefore, no additional disclosures are warranted.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6.   STATUTORY BASIS INFORMATION

     The Company and its subsidiaries are required to file annual statements with state regulatory authorities prepared on an accounting basis as prescribed or permitted by such authorities (statutory basis). Prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners (NAIC). Permitted statutory accounting practices encompass all accounting practices not so prescribed.

     Statutory net income differs from income reported in accordance with generally accepted accounting principles primarily because policy acquisition costs are expensed when incurred, reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable.

     Statutory net income and stockholder's equity, by company, are as follows:

                                                                         Year Ended December 31
                                                                ----------------------------------------
                                                                    1996          1995          1994
                                                                ------------  -------------  -----------
                                                                               (In Thousands)
Statutory Net Income:
     SAFECO Life Insurance Company ..........................      $95,676      $101,456      $47,280
     SAFECO National Life Insurance Company .................        1,249         1,187        1,242
     First SAFECO National Life Insurance Company
       of New York ..........................................          318           404          108
                                                                   -------      --------      -------

          Total .............................................      $97,243      $103,047      $48,630
                                                                   =======      ========      =======

                                                                         Year Ended December 31
                                                                ----------------------------------------
                                                                    1996          1995          1994
                                                                ------------  -------------  -----------
                                                                               (In Thousands)
Statutory Stockholder's Equity:
     SAFECO Life Insurance Company ..........................      $562,100      $479,152      $391,328
     SAFECO National Life Insurance Company .................        15,263        15,522        15,849
     First SAFECO National Life Insurance Company
       of New York ..........................................       10,295        10,009         9,644
                                                                   --------      --------      --------

          Total .............................................      $587,658      $504,683      $416,821
                                                                   ========      ========      ========


     The Company has received written approval from the Washington State Insurance Department to treat certain loans (all made at market rates) to related SAFECO Corporation subsidiaries as admitted assets. The allowance of such loans has not materially enhanced surplus at December 31, 1996.


7.   DIVIDEND RESTRICTIONS

     Insurance companies are restricted by certain states as to the amount of dividends they may pay within a given calendar year to their parent without regulatory consent. That restriction is the greater of statutory net gain from operations for the previous year or 10% of policyholder surplus at the close of the previous year, subject to a maximum limit equal to statutory earned surplus. The amount of retained earnings available for the payment of dividends to SAFECO Corporation without prior regulatory approval was $99,198,000 at December 31, 1996.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

8.   EMPLOYEE BENEFIT PLANS

     SAFECO Corporation and subsidiary companies (the Companies) administer defined contribution, defined benefit and profit sharing bonus plans covering substantially all employees. The defined contribution plans include profit sharing retirement plans and a savings plan. Benefits are earned under the defined benefit plan for each year of service after 1988, based on the employee's compensation level plus a stipulated rate of return on the benefit balance. It is SAFECO Corporation's policy to fund the defined benefit plan on a current basis to the full extent deductible under federal income tax regulations. The cost of these plans to the Company was $7,901,000, $7,599,000 and $6,329,000 for the years ended December 31,
     1996, 1995 and 1994, respectively.

     The Companies also provide certain healthcare and life insurance benefits ("other postretirement benefits") for retired employees. Substantially all employees may become eligible for these benefits if they reach retirement age while working for the Companies. The cost of these benefits is shared with the retiree. The Company accrues for these costs during the years that employees provide services, under FASB Statement 106. Net periodic other postretirement benefit costs for the Company were $474,000, $282,000 and $432,000 in 1996, 1995 and 1994, respectively.

     The following table summarizes the Company's funded status of the plan:

                                                                           December 31
                                                                     ------------------------
                                                                        1996         1995
                                                                     -----------  -----------
                                                                           (In Thousands)
Total accumulated postretirement benefit obligation (APBO) ..........      $3,765      $4,310

Less:  plan assets at fair value ....................................         133         133
                                                                           ------      ------

APBO in excess of plan assets .......................................       3,632       4,177

Unrecognized gain ...................................................       1,283         361
                                                                           ------      ------

Accrued postretirement benefit cost recorded on the balance sheet ...      $4,915      $4,538
                                                                           ======      ======


     Discount rate assumptions of 7.75%, 7.5% and 8.5% were used at December 31, 1996, 1995 and 1994, respectively. The accumulated postretirement benefit obligation at December 31, 1996 was determined using a healthcare cost trend rate of 11% for 1997, declining by 1% per year, starting in 1998, to 6% and remaining at that level thereafter. A one percentage point increase in the assumed healthcare cost trend rate for each year would increase the accumulated other postretirement benefit obligation as of December 31, 1996 by $451,000 and the annual net periodic other postretirement benefit cost for the year then ended by $76,000.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


9.   INCOME TAXES

     The Company uses the liability method of accounting for income taxes pursuant to FASB Statement 109, "Accounting for Income Taxes." Under the liability method, deferred tax assets and liabilities are determined based on the differences between their financial reporting and their tax bases and are measured using the enacted tax rates.

     Differences between income tax computed by applying the U.S. federal income tax rate of 35% to income before income taxes and the provision for federal income taxes are as follows:

                                                                Year Ended December 31
                                                       ------------------------------------------
                                                          1996           1995           1994
                                                       ------------  -------------  -------------
                                                                  (In Thousands)
Computed "expected" tax expense ..................      $ 50,751        $ 48,631        $ 47,040

Dividends received deduction .....................           (24)            (44)            (64)

Tax exempt interest ..............................            (6)             (7)             (8)

Other ............................................           225            (550)            243
                                                        --------        --------        --------

     Income tax expense ..........................      $ 50,946        $ 48,030        $ 47,211
                                                        ========        ========        ========

Percent of income tax expense to income before tax          35.1%           34.6%           35.1%
                                                        ========        ========        ========



     The tax effect of temporary differences which give rise to the deferred tax assets and deferred tax liabilities are as follows:

                                                                                          December 31
                                                                                  ---------------------------
                                                                                      1996          1995
                                                                                  ------------  -------------
                                                                                        (In Thousands)
Deferred tax assets:
     Discounted loss and adjustment expense reserves ........................      $  1,359      $  1,990
     Uncollected premium adjustment .........................................         2,270         2,011

     Adjustment to life policy liabilities ..................................        34,773        30,209

     Capitalization of policy acquisition costs .............................        33,393        21,860

     Postretirement benefits ................................................         1,720         1,588

     Realized capital losses ................................................         5,887         9,348

     Guarantee fund assessments .............................................         3,518         3,680

     Other ..................................................................         1,630         1,414
                                                                                   --------      --------

            Total deferred tax assets .......................................        84,550        72,100
                                                                                   --------      --------

Deferred tax liabilities:
     Deferred policy acquisition costs ......................................        90,826        88,657
     Bond discount accrual ..................................................         9,525         5,905
     Unrealized appreciation of investment securities (Net of deferred policy
        acquisition costs valuation allowance: 1996-$6,664; 1995-$14,985) ...        86,120       172,493
     Other ..................................................................         1,727         1,537
                                                                                   --------      --------

            Total deferred tax liabilities ..................................       188,198       268,592
                                                                                   --------      --------

            Net deferred tax liability ......................................      $103,648      $196,492
                                                                                   ========      ========

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



Note 9 (continued)

     The following table reconciles the deferred tax benefit in the Statement of Income to the change in the deferred tax liability in the balance sheet at December 31:

                                                                   1996          1995         1994
                                                                -----------   -----------  ------------
                                                                             (In Thousands)

Deferred tax benefit.........................................    $ (6,471)    $ (13,800)    $(10,154)

Deferred tax changes reported in stockholder's equity:
  Increase (decrease) in liability related to unrealized
     appreciation or depreciation of investment securities...     (94,694)      255,506      (71,645)

  Increase (decrease) in liability related to deferred
     policy acquisition costs valuation allowance............       8,321       (14,985)        --
                                                                 --------     ---------     --------

Increase (decrease) in net deferred tax liability............    $(92,844)    $ 226,721     $(81,799)
                                                                 ========     =========     ========

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


10.      SEGMENT DATA

         A major portion of investment income, realized gains or losses and assets is specifically identifiable with an industry segment. The remainder of these amounts has been allocated in proportion to the investment income identified with each segment.

                                                                    Year Ended December 31, 1996
                                                            --------------------------------------------
                                                              Financial        Employee
                                                               Services        Benefits        Total
                                                            --------------  --------------  ------------
                                                                            (In Thousands)
Revenue:
      Premiums and Other (Including $35,477 of financial
            services revenue received from affiliates) ...    $ 48,964       $204,069       $  253,033
      Identifiable Investment Income .....................      506,628        256,939          763,567
      Investment Income Allocated ........................       48,157         24,314           72,471
      Identifiable Realized Gain from Investments ........        2,636          2,884            5,520
      Realized Gain from Investments Allocated ...........        3,271          1,648            4,919
                                                               --------       --------       ----------

            Total Revenue ................................     $609,656       $489,854       $1,099,510
                                                               ========       ========       ==========

      Income Before Income Taxes .........................     $ 81,849       $ 63,153       $  145,002
                                                               ========       ========       ==========

                                                                     December 31, 1996
                                                       --------------------------------------------
                                                         Financial        Employee
                                                          Services        Benefits        Total
                                                       --------------  --------------  ------------
                                                                       (In Thousands)
Identifiable Assets:

      Deferred Policy Acquisition Costs .............   $  163,802       $   76,662       $   240,464

      Policy Loans ..................................       30,774           27,379            58,153

      Invested Assets ...............................    6,660,938        3,298,105         9,959,043

      Other .........................................      163,855          533,823           697,678

Invested Assets Allocated ...........................      707,269          357,068         1,064,337

Other Assets Allocated ..............................       18,288            9,247            27,535

                                                        ----------       ----------       -----------

            Total Assets ............................   $7,744,926       $4,302,284       $12,047,210
                                                        ==========       ==========       ===========


Amortization of Deferred Policy Acquisition Costs ...   $   13,756       $   21,896       $    35,652
                                                        ==========       ==========       ===========

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS




Note 10 (continued)

                                                                          Year Ended December 31, 1995
                                                                 -----------------------------------------------
                                                                   Financial        Employee
                                                                   Services         Benefits           Total
                                                                 -------------    -------------      -----------
                                                                                  (In Thousands)
Revenue:
      Premiums and Other (Including $29,029 of financial
           services revenue received from affiliates) ......     $  45,284        $ 203,349        $   248,633
      Identifiable Investment Income .......................        450,655          256,570            707,225

      Investment Income Allocated ..........................         44,043           26,232             70,275

      Identifiable Realized Gain (Loss) from Investments ...         16,020           (8,586)             7,434

      Realized Loss from Investments Allocated .............         (1,112)            (646)            (1,758)
                                                                  ---------        ---------        -----------

           Total Revenue ...................................      $ 554,890        $ 476,919        $ 1,031,809
                                                                  =========        =========        ===========

Income Before Income Taxes .................................      $  84,956        $  53,990        $   138,946
                                                                  =========        =========        ===========

                                                                               December 31, 1995
                                                                  --------------------------------------------
                                                                   Financial        Employee
                                                                   Services         Benefits          Total
                                                                  ----------       ----------      -----------
                                                                                  (In Thousands)
Identifiable Assets:
      Deferred Policy Acquisition Costs ....................      $  143,228       $   67,263       $   210,491
      Policy Loans .........................................          29,109           26,816            55,925
      Invested Assets ......................................       6,086,143        3,261,042         9,347,185
      Other ................................................         155,358          327,863           483,221
Invested Assets Allocated ..................................         671,864          400,160         1,072,024
Other Assets Allocated .....................................          18,179           11,148            29,327
                                                                  ----------       ----------       -----------

           Total Assets ....................................      $7,103,881       $4,094,292       $11,198,173
                                                                  ==========       ==========       ===========


Amortization of Deferred Policy Acquisition Costs ..........      $   12,222       $   20,154       $    32,376
                                                                  ==========       ==========       ===========

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


Note 10 (continued)


                                                            Year Ended December 31, 1994
                                                    -----------------------------------------------
                                                       Financial        Employee
                                                       Services         Benefits           Total
                                                    -------------    -------------      -----------
                                                                        (In Thousands)
Revenue:

      Premiums and Other (Including $27,955 of
           financial services revenue
           received from affiliates) ..............  $  42,805        $ 219,919        $ 262,724

      Identifiable Investment Income ..............    395,127          245,909          641,036

      Investment Income Allocated .................     39,909           24,725           64,634

      Identifiable Realized Gain from .............      6,744            1,267            8,011
      Investments

      Realized Loss from Investments Allocated ....     (1,463)            (909)          (2,372)
                                                     ---------        ---------        ---------

           Total Revenue ..........................  $ 483,122        $ 490,911        $ 974,033
                                                     =========        =========        =========

Income Before Income Taxes ........................  $  70,200        $  64,201        $ 134,401
                                                     =========        =========        =========

                                                               December 31, 1994
                                               -----------------------------------------------
                                                  Financial        Employee
                                                  Services         Benefits           Total
                                               -------------    -------------      -----------
                                                                  (In Thousands)
Identifiable Assets:

      Deferred Policy Acquisition Costs ....  $   151,614        $    95,576        $   247,190

      Policy Loans .........................       28,467             24,862             53,329

      Invested Assets ......................    4,859,921          2,874,141          7,734,062

      Other ................................      153,120            248,641            401,761

Invested Assets Allocated ..................      542,890            336,343            879,233

Other Assets Allocated .....................         (880)              (569)            (1,449)
                                              -----------        -----------        -----------

           Total Assets ....................  $ 5,735,132        $ 3,578,994        $ 9,314,126
                                              ===========        ===========        ===========

Amortization of Deferred Policy
Acquisition Costs ..........................  $     9,914        $    19,493        $    29,407
                                              ===========        ===========        ===========

                       SAFECO RESOURCE VARIABLE ACCOUNT B
                                     PART C
                                OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

a. FINANCIAL STATEMENTS The following audited financial statements of the Registrant and of SAFECO Life Insurance Company are included in the Statement of Additional Information of this Registration Statement:

      REGISTRANT:
        Statement of Assets and Liabilities as of December 31, 1996.
        Statement of Operations for the periods ended December 31, 1996. Statements of Changes in Net Assets for the periods ended December 31, 1996 and the year ended December 31, 1995.
        Notes to Financial Statements (including accumulation unit data).

      SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES:
        Consolidated Balance Sheets as of December 31, 1996 and 1995.
        Statement of Consolidated Income for the years ended December 31, 1996, 1995 and 1994.
        Statement of Changes in Stockholder's Equity for the years ended December 31, 1996, 1995 and 1994.
        Statement of Consolidated Cash Flows for the years ended December 31, 1996, 1995 and 1994.
        Notes to Consolidated Financial Statements.

b.    EXHIBITS

Exhibit Number                Description of Document
--------------                -----------------------

       1.             Resolution of Board of Directors of SAFECO                                                  *
                      authorizing the establishment of the Separate
                      Account.


       2.             Not Applicable

       3.  (i)        Form of Principal Underwriter's Agreement                                                  **
           (ii)       Selling Agreement                                                                         ***

       4.  (i)        Individual Single Purchase Payment Deferred                                                **
                      Variable Annuity Contract
           (ii)       Riders and Endorsements                                                                    **

       5.             Application for Annuity Contract                                                          ***

       6.  (i)        Copy of Articles of Incorporation of SAFECO                                                 *
           (ii)       Copy of the Bylaws of SAFECO                                                                *

       7.             Not Applicable

       8.a.(i)        Fund Participation Agreement                                                              ***
           (ii)       Reimbursement Agreement                                                                   ***
           (iii)      Participating Contract and Policy Agreement                                               ***


       8.b.           Participation Agreement by and among SAFECO Life Insurance                               ****
                      Company, Federated Insurance Series,
                      on behalf of the Federated High Income  Bond Fund II,
                      Federated Securities Corp. and Federated Advisers.

       8.c.           Participation Agreement by and among SAFECO Life Insurance                               ****
                      Company, Federated Insurance Series, on
                      behalf of the Federated Utility Fund II, Federated Securities
                      Corp. and Federated Advisers.

       8.d.           Participation Agreement by and among SAFECO Life Insurance                               ****
                      Company, Federated Insurance Series, on
                      behalf of the Federated International Equity  Fund II, Federated
                      Securities Corp. and Federated Advisers.

       8.e.           Participation Agreement by and among SAFECO Life Insurance                               ****
                      Company, Lexington Natural Resources Trust, and Lexington Management
                      Corporation.

       8.f.           Participation Agreement by and among SAFECO Life Insurance                               ****
                      Company, Lexington Emerging Markets Fund, Inc., and Lexington
                      Management Corporation.

       8.g.           Participation Agreement by and among SAFECO Life Insurance                             ******
                      Company, TCI Portfolios, Inc. and/or Adviser for TCI Balanced Fund and
                      TCI International Fund. (TCI has since changed its name to American Century).

       9.             Opinion and Consent of Counsel

       10.            Consent of Independent Auditors

       11.            Not Applicable

       12.            Agreement Governing Contribution                                                        *****

       13.            Calculation of Performance Information                                                   ****

       14.            Power of Attorney                                                                          **

       15.            Representation of Counsel

        *             Incorporated by reference to Registration Statement of
                      SAFECO Separate Account C filed with the SEC on June 16,
                      1995 (File No. 33-60331).
       **             Incorporated by reference to Registrant's Post-Effective Amendment filed with the
                      SEC on December 29, 1995.
      ***             Incorporated by reference to Post-Effective Amendment of SAFECO Separate Account C
                      filed with the SEC on December 29, 1995 (File No. 33-69712).
     ****             Incorporated by reference to Post-Effective Amendment of SAFECO Separate Account C
                      filed with the SEC on April 29, 1996 (File No. 33-69712).
    *****             Incorporated by reference to Post-Effective Amendment of SAFECO Resource Variable
                      Account B filed with the SEC on April 29, 1996 (File No. 33-06546 ).
   ******             Incorporated by reference to Post-Effective Amendment of SAFECO
                      Separate Account C filed with the SEC on  April 29, 1996 (File No. 33-60331).

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Set forth below is a list of each director and officer of SAFECO Life Insurance Company ("SAFECO") who is engaged in activities relating to SAFECO Resource Variable Account B or the variable annuity contracts offered through SAFECO Resource Variable Account B. Unless otherwise indicated the principal business address of all officers or directors listed is 15411 N. E. 51st Street, Redmond, Washington 98052.

Name                                        Position with SAFECO
----                                        --------------------
*Roger H. Eigsti                            Director, Chairman of the Board

Richard E. Zunker                           Director and President

*Boh A. Dickey                              Director

John P. Fenlason                            Senior Vice President

Roger F. Harbin                             Senior Vice President, Actuary

*Rod A. Pierson                             Director, Senior Vice President and Secretary

*Donald S. Chapman                          Director

*Dan D. McLean                              Director

*James W. Ruddy                             Director

*Robert W. Swegle                           Director

F. Gregory Clarke                           Vice President

James T. Flynn                              Vice President, Controller and Assistant Secretary

Michael H. Kinzer                           Vice President and Chief Actuary

*Ron L. Spaulding                           Director, Vice President

*Michael C. Knebel                          Vice President and Treasurer

William C. Huff                             Actuary

George C. Pagos                             Associate General Counsel, Vice President and Assistant
                                            Secretary

* The principal business address of these officers and directors is SAFECO Plaza, Seattle, Washington 98185.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

SAFECO Life Insurance Company ("SAFECO") established SAFECO Resource Variable Account B ("Registrant") by resolution of its Board of Directors pursuant to Washington law. SAFECO is a wholly-owned subsidiary of SAFECO Corporation, which is a publicly-owned company. Both companies were organized under Washington law. SAFECO Corporation, a Washington corporation, owns 100% of the following Washington corporations: SAFECO Insurance Company of America, General Insurance Company of America, First National Insurance Company of America, SAFECO Life Insurance Company of America, SAFECO Assigned Benefits Service Company, SAFECO Administrative Services, Inc., SAFECO Properties Inc., SAFECO Credit Company, Inc., SAFECO Asset Management Company, SAFECO Securities, Inc., SAFECO Services Corporation, SAFECO Trust Company and General America Corporation. SAFECO Corporation owns 100% of SAFECO National Insurance Company, a Missouri corporation, and SAFECO Insurance Company of Illinois, an Illinois corporation. SAFECO Corporation owns 20% of Agena, Inc., a Washington corporation. SAFECO Insurance Company of America owns 100% of SAFECO Surplus Lines Insurance Company, a Washington corporation, and Market Square Holding, Inc., a Minnesota corporation. SAFECO Life Insurance Company owns 100% of SAFECO National Life Insurance Company, a Washington corporation, and First SAFECO National Life Insurance Company of New York, a New York corporation. SAFECO Administrative Services, Inc. owns 100% of Employee Benefit Claims of Wisconsin, Inc. and Wisconsin Pension and Group Services, Inc., each a Wisconsin corporation. General America Corporation owns 100% of COMAV Managers, Inc., an Illinois corporation, F.B. Beattie & Co., Inc., a Washington corporation, General America Corp. of Texas, a Texas corporation, Talbot Financial Corporation, a Washington corporation and SAFECO Select Insurance Services, Inc., a California corporation. F.B. Beattie & Co., Inc. owns 100% of F.B. Beattie Insurance Services, Inc., a California corporation. General America Corp. of Texas is Attorney-in-fact for SAFECO Lloyds Insurance Company, a Texas corporation. Talbot Financial Corporation owns 100% of Talbot Agency, Inc., a New Mexico corporation. Talbot Agency , Inc. owns 100% of PNMR Securities, Inc., a Washington corporation. SAFECO Properties Inc. owns 100% of the following, each a Washington corporation: RIA Development, Inc., SAFECARE Company, Inc. and Winmar Company, Inc. SAFECARE Company, Inc. owns 100% of the following, each a Washington corporation: S.C. Bellevue, Inc., S.C. Everett, Inc., S.C. Marysville, Inc., S.C. Simi Valley, Inc. and S.C. Vancouver, Inc. SAFECARE Company, Inc. owns 50% of Lifeguard Ventures, Inc., a California corporation, 50% of Mission Oaks Hospital, Inc., a California corporation, S.C. River Oaks, Inc., a Washington corporation, Mississippi Health Services, Inc., a Louisiana corporation, and Safecare Texas, Inc., a Texas Corporation. S.C. Simi Valley, Inc. owns 100% of Simi Valley Hospital, Inc., a Washington corporation. Winmar Company, Inc. owns 100% of the following: Barton Street Corp., C-W Properties, Inc., Gem State Investors, Inc., Kitsap Mall, Inc. WNY Development, Inc., Winmar Cascade, Inc., Winmar Metro, Inc., Winmar Northwest, Inc., Winmar Redmond, Inc. and Winmar of Kitsap, Inc., each a Washington corporation, and Capitol Court Corp., a Wisconsin corporation, SAFECO Properties of Boise, Inc., an Idaho corporation, SCIT, Inc., a Massachusetts corporation, Valley Fair Shopping Centers, Inc., a Delaware corporation, WDI Golf Club, Inc., a California corporation, Winmar Oregon, Inc., an Oregon corporation, Winmar of Texas, Inc., a Texas corporation, Winmar of Wisconsin, Inc., a Wisconsin corporation, and Winmar of the Desert, Inc., a California corporation. Winmar Oregon, Inc. owns 100% of the following, each an Oregon corporation: North Coast Management, Inc., Pacific Surfside Corp., Winmar of Jantzen Beach, Inc. and W-P Development, Inc., and 100% of the following, each a Washington corporation: Washington Square, Inc. and Winmar Pacific, Inc.

No person is directly or indirectly controlled by Registrant.

ITEM 27.  NUMBER OF CONTRACT OWNERS

As of March 31, 1997, there were 1,234 Contract Owners and 11,681
Certificate-Holders of the Registrant.

ITEM 28.  INDEMNIFICATION

Under its Bylaws, SAFECO, to the full extent permitted by the Washington Business Corporation Act, shall indemnify any person who was or is a party to any proceeding (whether brought by or in the right of SAFECO or otherwise) by reason of the fact that he or she is or was a director of SAFECO, or, while a director of SAFECO, is or was serving at the request of SAFECO as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by him or her in connection with such proceeding.

SAFECO shall extend such indemnification as is provided to directors above to any person, not a director of SAFECO, who is or was an officer of SAFECO or is or was serving at the request of SAFECO as a director, officer, partner, trustee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan. In addition, the Board of Directors of SAFECO may, by resolution, extend such further indemnification to an officer or such other person as may to it seem fair and reasonable in view of all relevant circumstances.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of SAFECO pursuant to such provisions of the bylaws or statutes or otherwise, SAFECO has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by SAFECO of expenses incurred or paid by a director, officer or controlling person of SAFECO in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Contracts issued by the Separate Account, SAFECO will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in said Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

     a. SAFECO Securities, Inc., the principal underwriter for the Contracts, also acts as the principal underwriter for SAFECO's Individual Flexible Premium Variable Life Insurance Policies and Group Variable Annuity Contracts.

     b. The following information is provided for each principal officer and director of the principal underwriter:

         Name and Principal                                   Positions and Offices
         Business Address*                                    with Underwriter
         ------------------                                   ---------------------

         Rod A. Pierson                                       Director
         Ronald Spaulding                                     Director
         David F. Hill                                        Director, President and Secretary
         Neal A. Fuller                                       Vice President, Controller, Treasurer,
                                                                 Financial Principal and
                                                                 Assistant Secretary

     *The business address for all individuals listed is SAFECO Plaza, Seattle, Washington 98185.

     c. During the fiscal year ended December 31, 1996, PNMR Securities, Inc., through SAFECO Securities, Inc., received $2,695,859 in commissions for the distribution of certain annuity contracts sold in connection with Registrant of which no payments were retained. PNMR did not receive any other compensation in connection with the sale of Registrant's contracts.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

SAFECO Life Insurance Company at 15411 N.E. 51st Street, Redmond, Washington 98052 and/or SAFECO Asset Management Company at SAFECO Plaza, Seattle, Washington 98185, maintain physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 31.  MANAGEMENT SERVICES

Not Applicable

ITEM 32.  UNDERTAKINGS

Registrant hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     a. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     b. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     c. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
         Section 403(b)(11) to the attention of the potential participants;

     d. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value;

     e. Pursuant to Section 26(e) of the Investment Company Act of 1940, Registrant represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Seattle, and State of Washington on this 30th day of April, 1997.

                                          SAFECO Resource Variable Account B
                                          ----------------------------------
                                               Registrant

                                 By:      SAFECO Life Insurance Company
                                          -----------------------------


                                 By:      /S/ RICHARD E. ZUNKER
                                          ----------------------------
                                          Richard E. Zunker, President


                                          SAFECO Life Insurance Company
                                          -----------------------------
                                             Depositor


                                 By:      /S/ RICHARD E. ZUNKER
                                          ----------------------------
                                          Richard E. Zunker, President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

        Name                                Title                                    Date
        ----                                -----                                    ----

DONALD S. CHAPMAN*                          Director
----------------------------
Donald S. Chapman


DAN D. McLEAN*                              Director
----------------------------
Dan D. McLean


/S/ BOH A. DICKEY                           Director
----------------------------
Boh A. Dickey


R. H. EIGSTI*                               Director and Chairman
----------------------------
R. H. Eigsti


JAMES T. FLYNN*                             Vice President, Controller and
----------------------------                Assistant Secretary (Principal
James T. Flynn                              Accounting Officer)

RONALD SPAULDING                            Director and Vice
----------------------------                President
Ronald Spaulding


ROD A. PIERSON*                             Director, Senior Vice
----------------------------                President and Secretary
Rod Pierson


JAMES W. RUDDY*                             Director
----------------------------
James W. Ruddy


ROBERT SWEGLE*                              Director
----------------------------
Robert Swegle


/S/ RICHARD E. ZUNKER                       Director and President
----------------------------                (Principal Executive
Richard E. Zunker                           Officer)


                                            *By:/S/ BOH A. DICKEY
                                                -----------------------
                                                Boh A. Dickey
                                                Attorney-in-Fact


                                            *By:/S/ RICHARD E. ZUNKER
                                                -----------------------
                                                Richard E. Zunker
                                                Attorney-in-Fact

                                  EXHIBIT INDEX


EXHIBIT
NUMBER                   DESCRIPTION

9                 Opinion and Consent of Counsel

10                Consent of Independent Auditors

15                Representation of Counsel